UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders.

October 31, 2012

Annual Report

Diversified Stock Fund

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

The Victory Portfolios

Table of Contents

Shareholder Letter	3
Fund Review and Commentary	4
Financial Statements
Schedule of Portfolio Investments	6
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	22
Supplemental Information
Trustee and Officer Information	23
Proxy Voting and Form N-Q Information	26
Expense Examples	26
Additional Federal Income Tax Information	27

The Fund is distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Letter to Our Shareholders

After a strong start to the year, the economic recovery appeared to be on a much more sluggish growth pace by the end of October. In the U.S. markets, economic data was mixed as uncertainties over the presidential election, fiscal cliff, and impact from Hurricane Sandy loomed. Internationally, Europe's sovereign debt yields moved higher while China's level of growth weakened. Liquidity across the globe continued to be injected in order to stimulate corporate and consumer spending to prevent a recession. In the U.S, the Federal Reserve revealed a third round of quantitative easing which caused investors to develop a "don't fight the Fed" mentality. In Europe, the European Central Bank announced it would offer support to those countries in need of a bailout. For China, easing monetary policy should help prevent a hard landing.

January through October, investors continued to favor fixed-income funds (net inflows of $275 billion) at the expense of domestic equity funds (net outflows of $72 billion). International equity funds took $22 billion of net inflows, a positive amount despite the MSCI ACWI ex-USA return of +10.81% underperforming the S&P 500 return of +14.29%. Fixed income, as measured by the Barclays U.S. Aggregate Bond Index, had a total return of +4.20%.

As the economic recovery continues, long-term prospects remain favorable. Labor and housing markets continued to improve. Credit markets remain stable and cash flows remain strong. U.S. equities remain an attractive asset class despite the structural challenges for economic growth both domestically and abroad.

We continue to believe that patient investors will be rewarded over the longer-term. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1. Consistent Performance and Investment Quality

Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2. Client Service Excellence

Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3. Empowerment, Ownership and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high-quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform following tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 800-539-3863 or via our website at www.vcm.com.

Michael Policarpo, II

President,
Victory Funds

3

The Victory Equity Funds

Diversified Stock Fund

Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed-income securities.

Commentary

Fiscal 2012 was a very good year for equity markets, which withstood a 9% correction in late spring to finish in positive double digit territory. Corporate profits generally exceeded expectations, and the U.S. economy continued on its slow growth trajectory, with encouraging signs of improvement in the domestic housing market. Outside of the U.S., China's growth slowed but remains well above developed markets and the country has begun easing monetary policy. European markets continued to struggle, however European Central Bank leadership expressed a willingness to do whatever is necessary to keep the region together, which was well received by equity markets. With favorable valuations, accommodative global monetary policy, and healthy corporate balance sheets, the S&P 500 Index1 (the "Index") returned 15.18% for the year. The Fund, in its 23rd fiscal year under the same leadership, performed in line with the Index. The Fund (Class A Shares at net asset value) returned 14.00%.

Equity returns were led by the Telecommunications, Health Care, Financials, and Consumer Discretionary sectors, all of which exceeded 20%. This balanced leadership was representative of investors' appetite for yield in the low interest rate environment, a bias for U.S.-centric companies given the uncertain global macroeconomic environment, and resilient consumer spending in the face of a fragile economy. Strength in the Financial sector was a noteworthy improvement after being the worst performing sector in fiscal 2011, aided by improvements in the housing market and a better lending environment. Within the Fund, relative performance was greatest in the Consumer Staples, Consumer Discretionary, and Health Care sectors, while the Energy sector was the largest detractor to performance.

Investors continued to reward the relative stability of larger-market-capitalization securities with strong balance sheets. These attributes, along with better fundamental execution helped portfolio holdings such as Apple, Comcast, Anheuser-Busch, eBay, and Pfizer. While the Fund was correctly underweight in the Energy sector, it was negatively impacted by holdings of Apache Corporation and Anadarko Petroleum. Apache Corporation's stock has lagged as management has underperformed its production targets, and litigation associated with a previous acquisition has overwhelmed impressive operational performance for Anadarko Petroleum.

Portfolio Holdings

As a Percentage of Total Investments

4

The Victory Equity Funds

Diversified Stock Fund (continued)

Average Annual Total Return

Year Ended October 31, 2012

	Class A		Class C		Class R	Class I
INCEPTION DATE	10/20/89		2/28/02		3/26/99	8/31/07
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Net Asset Value
One Year	14.00%	7.43%	13.02%	12.02%	13.69%	14.33%
Three Year	8.88%	6.75%	7.98%	7.98%	8.61%	9.21%
Five Year	–1.76%	–2.92%	–2.56%	–2.56%	–2.01%	–1.48%
Ten Year	7.11%	6.48%	6.29%	6.29%	6.80%	N/A
Since Inception	9.52%	9.24%	3.23%	3.23%	4.07%	–0.11%

Expense Ratios

Gross	1.11%	1.94%	1.38%	0.81%
With Applicable Waivers	1.11%	1.94%	1.38%	0.81%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Diversified Stock Fund — Growth of $10,000

1The S&P 500 Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment of growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

The Victory Portfolios  Schedule of Portfolio Investments
Diversified Stock Fund  October 31, 2012

(Amounts in Thousands, Except Shares)

Security Description	Shares	Value
Common Stocks (99.0%)
Consumer Discretionary (21.4%):
CarMax, Inc. (a)	941,230	$31,766
CBS Corp., Class B	1,051,670	34,074
Comcast Corp., Class A	1,327,980	49,812
Costco Wholesale Corp.	375,880	36,998
DIRECTV (a)	236,550	12,090
General Motors Co. (a)	1,287,590	32,834
Las Vegas Sands Corp.	419,810	19,496
Lowe's Cos., Inc.	1,098,495	35,569
Starbucks Corp.	747,000	34,287
Target Corp.	517,096	32,965
The Walt Disney Co.	371,260	18,218
Tiffany & Co.	184,080	11,638
Viacom, Inc., Class B	978,830	50,185
		399,932
Consumer Staples (9.2%):
Anheuser-Busch InBev NV, Sponsored ADR	414,900	34,769
Kraft Foods Group, Inc. (a)	444,508	20,216
Mondelez International, Inc., Class A	866,814	23,005
PepsiCo, Inc.	399,960	27,693
The Procter & Gamble Co.	965,700	66,865
		172,548
Energy (8.6%):
Anadarko Petroleum Corp.	551,979	37,982
Apache Corp.	310,810	25,719
Halliburton Co.	1,051,500	33,953
Occidental Petroleum Corp.	350,799	27,699
Schlumberger Ltd.	520,612	36,198
		161,551
Financials (16.4%):
Citigroup, Inc.	986,410	36,882
CME Group, Inc.	299,320	16,741
JPMorgan Chase & Co.	1,378,530	57,457
MetLife, Inc.	1,500,750	53,262
The Goldman Sachs Group, Inc.	316,650	38,755
U.S. Bancorp	1,107,000	36,763
Wells Fargo & Co.	2,013,000	67,818
		307,678
Health Care (13.9%):
Express Scripts Holding Co. (a)	830,060	51,082
Johnson & Johnson	769,770	54,515
Medtronic, Inc.	924,904	38,458
Merck & Co., Inc.	881,200	40,209
Pfizer, Inc.	3,065,600	76,241
		260,505

See notes to financial statements.

6

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  October 31, 2012

(Amounts in Thousands, Except Shares)

Security Description	Shares	Value
Industrials (11.1%):
ABB Ltd., Sponsored ADR	1,277,025	$23,063
Boeing Co.	565,320	39,821
Cummins, Inc.	215,300	20,148
Danaher Corp.	673,822	34,857
General Dynamics Corp.	357,660	24,349
Honeywell International, Inc.	308,000	18,862
United Parcel Service, Inc., Class B	259,048	18,975
W.W. Grainger, Inc.	132,400	26,667
		206,742
Information Technology (16.5%):
Agilent Technologies, Inc.	462,820	16,657
Altera Corp.	627,180	19,116
Apple, Inc.	132,900	79,089
Cognizant Technology Solutions Corp., Class A (a)	413,190	27,539
eBay, Inc. (a)	501,120	24,199
Google, Inc., Class A (a)	61,210	41,609
Microsoft Corp.	994,081	28,366
NetApp, Inc. (a)	664,767	17,882
TE Connectivity Ltd.	761,770	24,514
Visa, Inc., Class A	218,000	30,250
		309,221
Materials (1.9%):
Monsanto Co.	215,565	18,554
The Dow Chemical Co.	577,980	16,935
		35,489
Total Common Stocks (Cost $1,743,343)		1,853,666
Investment Companies (1.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	24,358,668	24,359
Total Investment Companies (Cost $24,359)		24,359
Total Investments (Cost $1,767,702) — 100.3%		1,878,025
Liabilities in excess of other assets — (0.3%)		(5,487)
NET ASSETS — 100.0%		$1,872,538

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 10/31/12.

ADR — American Depositary Receipt

See notes to financial statements.

7

Statement of Assets and Liabilities

The Victory Portfolios  October 31, 2012

(Amounts in Thousands, Except Per Share Amounts)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $1,767,702)	$1,878,025
Interest and dividends receivable	1,222
Receivable for capital shares issued	923
Prepaid expenses	10
Total Assets	1,880,180
LIABILITIES:
Payable for capital shares redeemed	5,600
Accrued expenses and other payables:
Investment advisory fees	1,015
Administration fees	155
Custodian fees	16
Transfer agent fees	145
Chief Compliance Officer fees	4
Trustees' fees	11
Shareholder servicing fees	306
12b-1 fees	113
Other accrued expenses	277
Total Liabilities	7,642
NET ASSETS:
Capital	2,060,959
Distributions in excess of net investment income	(65)
Accumulated net realized losses from investments	(298,679)
Net unrealized appreciation on investments	110,323
Net Assets	$1,872,538
Net Assets
Class A Shares	$1,202,263
Class C Shares	73,664
Class R Shares	111,727
Class I Shares	484,884
Total	$1,872,538
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	73,936
Class C Shares	4,654
Class R Shares	6,940
Class I Shares	29,846
Total	115,376
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$16.26
Class C Shares (a)	$15.83
Class R Shares	$16.10
Class I Shares	$16.25
Maximum sales charge — Class A Shares	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$17.25

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

8

Statement of Operations

The Victory Portfolios  For the Year Ended October 31, 2012

(Amounts in Thousands)

Diversified Stock Fund
Investment Income:
Interest income	$10
Dividend income	45,234
Total Income	45,244
Expenses:
Investment advisory fees	13,896
Administration fees	2,352
Shareholder servicing fees — Class A Shares	3,688
12b-1 fees — Class C Shares	808
12b-1 fees — Class R Shares	623
Custodian fees	231
Transfer agent fees	436
Transfer agent fees — Class A Shares	556
Transfer agent fees — Class C Shares	78
Transfer agent fees — Class R Shares	74
Transfer agent fees — Class I Shares	59
Trustees' fees	336
Chief Compliance Officer fees	43
Legal and audit fees	424
State registration and filing fees	114
Other expenses	356
Total Expenses	24,074
Net Investment Income	21,170
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	227,770
Net change in unrealized appreciation/depreciation on investments	56,590
Net realized/unrealized gains from investments	284,360
Change in net assets resulting from operations	$305,530

See notes to financial statements.

9

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011
From Investment Activities:
Operations:
Net investment income	$21,170	$28,895
Net realized gains from investment transactions	227,770	362,661
Net change in unrealized appreciation/depreciation on investments	56,590	(390,078)
Change in net assets resulting from operations	305,530	1,478
Distributions to Shareholders:
From net investment income:
Class A Shares	(13,792)	(21,038)
Class C Shares	(191)	(131)
Class R Shares	(844)	(913)
Class I Shares	(6,848)	(7,473)
Change in net assets resulting from distributions to shareholders	(21,675)	(29,555)
Change in net assets from capital transactions	(1,255,586)	(642,280)
Change in net assets	(971,731)	(670,357)
Net Assets:
Beginning of period	2,844,269	3,514,626
End of period	$1,872,538	$2,844,269
Accumulated undistributed (distributions in excess of) net investment income	$(65)	$440

See notes to financial statements.

10

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011
Capital Transactions:
Class A Shares
Proceeds from shares issued	$143,154	$371,533
Dividends reinvested	11,554	17,097
Cost of shares redeemed	(1,045,990)	(1,478,699)
Total Class A Shares	$(891,282)	$(1,090,069)
Class C Shares
Proceeds from shares issued	$3,919	$11,247
Dividends reinvested	116	80
Cost of shares redeemed	(28,074)	(34,444)
Total Class C Shares	$(24,039)	$(23,117)
Class R Shares
Proceeds from shares issued	$13,431	$22,259
Dividends reinvested	786	832
Cost of shares redeemed	(53,549)	(61,720)
Total Class R Shares	$(39,332)	$(38,629)
Class I Shares
Proceeds from shares issued	$129,868	$831,359
Dividends reinvested	4,635	4,512
Cost of shares redeemed	(435,436)	(326,336)
Total Class I Shares	$(300,933)	$509,535
Change in net assets from capital transactions	$(1,255,586)	$(642,280)
Share Transactions:
Class A Shares
Issued	9,282	24,085
Reinvested	759	1,127
Redeemed	(68,551)	(97,822)
Total Class A Shares	(58,510)	(72,610)
Class C Shares
Issued	264	763
Reinvested	8	5
Redeemed	(1,875)	(2,314)
Total Class C Shares	(1,603)	(1,546)
Class R Shares
Issued	878	1,457
Reinvested	52	55
Redeemed	(3,501)	(4,075)
Total Class R Shares	(2,571)	(2,563)
Class I Shares
Issued	8,316	53,294
Reinvested	303	302
Redeemed	(28,387)	(22,295)
Total Class I Shares	(19,768)	31,301
Change in Shares	(82,452)	(45,418)

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$14.40	$14.47	$12.93		$12.20	$20.68
Investment Activities:
Net investment income	0.14	0.13	0.12		0.12	0.14
Net realized and unrealized gains (losses) on investments	1.86	(0.08)	1.54		0.73	(6.48)
Total from Investment Activities	2.00	0.05	1.66		0.85	(6.34)
Distributions:
Net investment income	(0.14)	(0.12)	(0.12)		(0.12)	(0.14)
Net realized gains from investments	—	—	—		—	(2.00)
Total Distributions	(0.14)	(0.12)	(0.12)		(0.12)	(2.14)
Net Asset Value, End of Period	$16.26	$14.40	$14.47		$12.93	$12.20
Total Return (excludes sales charge)	14.00%	0.32%	12.87	%(a)	7.12%	(33.82)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,202,263	$1,907,016	$2,966,629		$3,304,413	$2,888,131
Ratio of net expenses to average net assets	1.09%	1.06%	1.06%		1.07%	1.04%
Ratio of net investment income to average net assets	0.92%	0.80%	0.86%		1.02%	0.89%
Portfolio turnover (b)	87%	84%	87%		104%	118%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$14.04	$14.12	$12.64		$11.92	$20.28
Investment Activities:
Net investment income (loss)	0.01	(0.01)	—	(a)	0.03	0.02
Net realized and unrealized gains (losses) on investments	1.82	(0.05)	1.50		0.72	(6.35)
Total from Investment Activities	1.83	(0.06)	1.50		0.75	(6.33)
Distributions:
Net investment income	(0.04)	(0.02)	(0.02)		(0.03)	(0.03)
Net realized gains from investments	—	—	—		—	(2.00)
Total Distributions	(0.04)	(0.02)	(0.02)		(0.03)	(2.03)
Net Asset Value, End of Period	$15.83	$14.04	$14.12		$12.64	$11.92
Total Return (excludes contingent deferred sales charge)	13.02%	(0.44)%	11.89	%(b)	6.32%	(34.38)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$73,664	$87,817	$110,194		$123,091	$128,934
Ratio of net expenses to average net assets	1.93%	1.88%	1.87%		1.88%	1.84%
Ratio of net investment income (loss) to average net assets	0.06%	(0.03)%	0.05%		0.24%	0.09%
Portfolio turnover (c)	87%	84%	87%		104%	118%

(a)  Rounds to less than $0.01 per share.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$14.26	$14.33	$12.81		$12.08	$20.51
Investment Activities:
Net investment income	0.09	0.07	0.09		0.09	0.09
Net realized and unrealized gains (losses) on investments	1.85	(0.06)	1.52		0.73	(6.43)
Total from Investment Activities	1.94	0.01	1.61		0.82	(6.34)
Distributions:
Net investment income	(0.10)	(0.08)	(0.09)		(0.09)	(0.09)
Net realized gains from investments	—	—	—		—	(2.00)
Total Distributions	(0.10)	(0.08)	(0.09)		(0.09)	(2.09)
Net Asset Value, End of Period	$16.10	$14.26	$14.33		$12.81	$12.08
Total Return	13.69%	0.07%	12.61	%(a)	6.91%	(34.05)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$111,727	$135,607	$173,005		$168,316	$141,263
Ratio of net expenses to average net assets	1.38%	1.32%	1.27%		1.33%	1.33%
Ratio of net investment income to average net assets	0.61%	0.53%	0.65%		0.75%	0.60%
Portfolio turnover (b)	87%	84%	87%		104%	118%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class I Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$14.39	$14.46	$12.92		$12.19	$20.68
Investment Activities:
Net investment income	0.19	0.15	0.16		0.16	0.19
Net realized and unrealized gains (losses) on investments	1.86	(0.05)	1.54		0.73	(6.49)
Total from Investment Activities	2.05	0.10	1.70		0.89	(6.30)
Distributions:
Net investment income	(0.19)	(0.17)	(0.16)		(0.16)	(0.19)
Net realized gains from investments	—	—	—		—	(2.00)
Total Distributions	(0.19)	(0.17)	(0.16)		(0.16)	(2.19)
Net Asset Value, End of Period	$16.25	$14.39	$14.46		$12.92	$12.19
Total Return	14.33%	0.63%	13.21	%(a)	7.45%	(33.69)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$484,884	$713,829	$264,798		$240,602	$219,260
Ratio of net expenses to average net assets	0.82%	0.78%	0.76%		0.78%	0.75%
Ratio of net investment income to average net assets	1.20%	1.01%	1.18%		1.33%	1.24%
Portfolio turnover (b)	87%	84%	87%		104%	118%

(a)  During the year ended 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment had not received, the total return would have been 0.02% lower.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

15

Notes to Financial Statements

The Victory Portfolios  October 31, 2012

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of October 31, 2012, the Trust offered shares of 15 funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund").

The Fund is authorized to issue five classes of shares: Class A Shares, Class C Shares, Class R Shares, Class I Shares and Class Y Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. As of October 31, 2012, Class Y Shares had not commenced operations.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level  3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the

16

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the fiscal year ended October 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Common Stocks	$1,853,666	$—	$1,853,666
Investment Companies	—	24,359	24,359
Total	$1,853,666	$24,359	$1,878,025

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and gain/loss) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying Statement of Assets and Liabilities.

17

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

New Accounting Pronouncements:

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires disclosure of both gross and net information related to offsetting and related arrangements, enabling users of financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements has not yet been determined.

Subsequent Events:

The Fund has evaluated subsequent events and on November 1, 2012, the Dividend Growth Fund commenced operations.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the fiscal year ended October 31, 2012 were as follows for the Fund (in thousands):

Purchases*	Sales*
$1,959,500	$3,161,717

*There were no Purchases or Sales of U.S. Government Securities during the period.

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the Fund's average daily net assets. The rate at which the Adviser is paid decreases at various levels as the Fund's assets grow. The investment advisory fees of the Fund are computed

18

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

at rates ranging from 0.65% to 0.55%. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

KeyBank serves as custodian of all the Trust's assets except the assets of the International Fund, International Select Fund and Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian and receives a fee. For its custody services to the Trust, The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.0081% of the Victory Trusts' aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund, plus applicable per transaction fees. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services. Prior to July 1, 2012, this fee was 0.0098%.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate ranging from 0.108% to 0.065% of the aggregate net assets of the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts").

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Fund's transfer agent. Under the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate ranging from 0.02% to 0.005% of the aggregate net assets of the Trusts. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R and Class C Shares of the Fund. For the fiscal year ended October 31, 2012, affiliates of the Adviser or the Fund earned $5 thousand.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of the Fund a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the fiscal year ended October 31, 2012, affiliates of the Adviser or the Fund earned $65 thousand.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Fund. For the fiscal year ended October 31, 2012, the Distributor received approximately $12 thousand from commissions earned on sales of Class A Shares and the transfer agent received $3 thousand from redemptions of Class C Shares of the Fund. A portion of the commissions earned on Class A Shares were reallowed to dealers who sold the Fund's shares, including approximately $1 thousand to affiliates of the Fund.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Class A Shares of the Fund. The Plan allows the Adviser, the administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No

19

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

separate payments are authorized to be made by the Fund pursuant to this Plan. To the extent that any payments made by the Fund's administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan.

The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. As of October 31, 2012, the expense limits were as follows:

Class	Expense Limit
Class C Shares	2.00	%(a)

(a) In effect until at least February 28, 2014.

The Adviser, Citi or other service providers may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS Group, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the Securities and Exchange Commission (the "SEC") approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The corresponding impact to the total return is disclosed in the Financial Highlights.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.15% on the committed $50 million for providing the Line of Credit. Prior to June 1, 2012, there was a committed credit line of $150 million with an annual commitment fee of 0.30%. For the fiscal year ended October 31, 2012, KeyCorp earned approximately $293 thousand for the Line of Credit fee. Each fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding for the Fund during the fiscal year ended October 31, 2012 was $5,508

20

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

thousand. The average interest rate during the fiscal year ended October 31, 2012 was 1.74%. As of October 31, 2012, the Fund had no loans outstanding with KeyCorp.

7.  Federal Income Tax Information:

The tax character of distributions paid during the fiscal year ended October 31, 2012 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$21,675	$—	$21,675

The tax character of distributions paid during the fiscal year ended October 31, 2011 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$29,555	$—	$29,555

As of October 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
$153	$(293,390)	$105,034	$(188,203)

*The difference between the book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of the end of its tax year ended October 31, 2012, the Fund had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

Expires 2017
$293,390

During the year ended October 31, 2012, the Fund utilized $216,657 thousand of capital loss carryforwards.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of October 31, 2012, were as follows (in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
$1,772,991	$169,702	$(64,668)	$105,034

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
the Victory Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Victory Portfolios, constituting the Diversified Stock Fund (the "Fund"), as of October 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights presented herein for the year ended October 31, 2008 was audited by another registered public accounting firm whose report dated December 22, 2008 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Victory Portfolios as of October 31, 2012, the results of their operations for the year then ended, the change in its net assets for each of the two years then ended and financial highlights for each of the four years then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
December 21, 2012

22

  Supplemental Information

The Victory Portfolios  October 31, 2012

(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 15 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 61	Trustee	May 2005	Consultant (since 2006).	FBR Funds (since 2011).
Nigel D. T. Andrews, 65	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation (2000-2010); Old Mutual plc (2002-2010); Old Mutual US Asset Management (since 2002).
Teresa C. Barger, 57[1]	Trustee	December 2008	Chief Executive Officer, Cartica Capital LLC (since 2007).	None.
E. Lee Beard, 61	Trustee	May 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005).	Penn Millers Holding Corporation (January 2011-November 2011).
Sally M. Dungan, 58	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

23

  Supplemental Information — continued

The Victory Portfolios  October 31, 2012

(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
David L. Meyer, 55	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.
Karen F. Shepherd, 72	Trustee	August 2002	Retired; Shepherd Investments (private investments) (since 1996).	None.
Leigh A. Wilson, 68	Chair and Trustee	November 1994

Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens) and New Century Living (senior housing consulting) (since 1991); Director, The Mutual Fund Directors Forum (since 2004).

Director, Caledonia Mining Corporation (since 2012); Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).
Interested Trustee.
David C. Brown, 40	Trustee	May 2008	Co-Chief Executive Officer (since 2011), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser.	None.

1 Effective January 1, 2013, Ms. Barger has resigned from the Board of Trustees.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Messrs. Andrews and Meyer as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

24

  Supplemental Information — continued

The Victory Portfolios  October 31, 2012

(Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 38	President	May 2008	Senior Managing Director (since 2010) and Managing Director (2005-2010), the Adviser.
Derrick A. MacDonald, 42	Vice President	August 2010	Director of Investment Operations & Technology, the Adviser (since 2008); Global Business Director, Avery Dennison (2004-2008).
Christopher K. Dyer, 50	Secretary	February 2006	Director of Fund Administration, the Adviser.
Jay G. Baris, 58	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).
Christopher E. Sabato, 44	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.
Eric B. Phipps, 41	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006).
Edward J. Veilleux, 69	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

25

  Supplemental Information — continued

The Victory Portfolios  October 31, 2012

(Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.vcm.com and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Fund's website at www.vcm.com and on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 through October 31, 2012.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period* 5/1/12-10/31/12	Expense Ratio During Period** 5/1/12-10/31/12
Diversified Stock Fund
Class A Shares	$1,000.00	$1,015.40	$5.47	1.08%
Class C Shares	1,000.00	1,011.60	9.71	1.92%
Class R Shares	1,000.00	1,014.00	6.99	1.38%
Class I Shares	1,000.00	1,016.90	4.21	0.83%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

26

  Supplemental Information — continued

The Victory Portfolios  October 31, 2012

(Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period* 5/1/12-10/31/12	Expense Ratio During Period** 5/1/12-10/31/12
Diversified Stock Fund
Class A Shares	$1,000.00	$1,019.71	$5.48	1.08%
Class C Shares	1,000.00	1,015.48	9.73	1.92%
Class R Shares	1,000.00	1,018.20	7.00	1.38%
Class I Shares	1,000.00	1,020.96	4.22	0.83%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

Additional Federal Income Tax Information

For the year ended October 31, 2012, the Fund paid qualified dividend income for purposes of reduced individual federal income tax rates of:

Amount
100%

Dividends qualifying for corporate dividends received deduction of:

Amount
100%

27

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28

Victory Funds Privacy Policy

Protecting the Privacy of Information

The Victory Portfolios respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Victory Portfolios do not share information with other companies for purposes of marketing solicitations for products other than the Victory Portfolios. Therefore, the Victory Portfolios do not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VF-DSTK-ANN (10/12)

October 31, 2012

Annual Report

Stock Index Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Large Cap Growth Fund

Balanced Fund

Investment Grade Convertible Fund

Core Bond Index Fund

Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

International Fund

International Select Fund

Global Equity Fund

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

The Victory Portfolios

Table of Contents

Shareholder Letter	5
Fund Review and Commentary	6
Financial Statements
The Victory Equity Funds
Stock Index Fund
Schedule of Portfolio Investments	47
Statement of Assets and Liabilities	61
Statement of Operations	62
Statements of Changes in Net Assets	63-64
Financial Highlights	65-66
Established Value Fund
Schedule of Portfolio Investments	58
Statement of Assets and Liabilities	61
Statement of Operations	62
Statements of Changes in Net Assets	63-64
Financial Highlights	67-69
Special Value Fund
Schedule of Portfolio Investments	70
Statement of Assets and Liabilities	79
Statement of Operations	80
Statements of Changes in Net Assets	81-82
Financial Highlights	83-86
Small Company Opportunity Fund
Schedule of Portfolio Investments	73
Statement of Assets and Liabilities	79
Statement of Operations	80
Statements of Changes in Net Assets	81-82
Financial Highlights	87-89
Large Cap Growth Fund
Schedule of Portfolio Investments	77
Statement of Assets and Liabilities	79
Statement of Operations	80
Statements of Changes in Net Assets	81-82
Financial Highlights	90-93
The Victory Hybrid Funds
Balanced Fund
Schedule of Portfolio Investments	94
Statement of Assets and Liabilities	107
Statement of Operations	108
Statements of Changes in Net Assets	109-110
Financial Highlights	111-114
Investment Grade Convertible Fund
Schedule of Portfolio Investments	104
Statement of Assets and Liabilities	107
Statement of Operations	108
Statements of Changes in Net Assets	109-110
Financial Highlights	115-116

Table of Contents (continued)

The Victory Taxable Fixed Income Funds
Core Bond Index Fund
Schedule of Portfolio Investments	117
Statement of Assets and Liabilities	128
Statement of Operations	129
Statements of Changes in Net Assets	130-131
Financial Highlights	132-133
Fund for Income
Schedule of Portfolio Investments	125
Statement of Assets and Liabilities	128
Statement of Operations	129
Statements of Changes in Net Assets	130-131
Financial Highlights	134-137
The Victory Tax-Exempt Fixed Income Funds
National Municipal Bond Fund
Schedule of Portfolio Investments	138
Statement of Assets and Liabilities	147
Statement of Operations	148
Statements of Changes in Net Assets	149
Financial Highlights	150
Ohio Municipal Bond Fund
Schedule of Portfolio Investments	143
Statement of Assets and Liabilities	147
Statement of Operations	148
Statements of Changes in Net Assets	149
Financial Highlights	151
The Victory International Equity Funds
International Fund
Schedule of Portfolio Investments	152
Statement of Assets and Liabilities	167
Statement of Operations	168
Statements of Changes in Net Assets	169-170
Financial Highlights	171-174
International Select Fund
Schedule of Portfolio Investments	157
Statement of Assets and Liabilities	167
Statement of Operations	168
Statements of Changes in Net Assets	169-170
Financial Highlights	175-178
Global Equity Fund
Schedule of Portfolio Investments	161
Statement of Assets and Liabilities	167
Statement of Operations	168
Statements of Changes in Net Assets	169-170
Financial Highlights	179-181
Notes to Financial Statements	182
Report of Independent Registered Public Accounting Firm	198

Table of Contents (continued)

Supplemental Information	199
Trustee and Officer Information	199
Proxy Voting and Form N-Q Information	202
Expense Examples	202
Additional Federal Income Tax Information	206

The Funds are distributed by Victory Capital Advisers, Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Letter to Our Shareholders

After a strong start to the year, the economic recovery appeared to be on a much more sluggish growth pace by the end of October. In the U.S. markets, economic data was mixed as uncertainties over the presidential election, fiscal cliff, and impact from Hurricane Sandy loomed. Internationally, Europe's sovereign debt yields moved higher while China's level of growth weakened. Liquidity across the globe continued to be injected in order to stimulate corporate and consumer spending to prevent a recession. In the U.S, the Federal Reserve revealed a third round of quantitative easing which caused investors to develop a "don't fight the Fed" mentality. In Europe, the European Central Bank announced it would offer support to those countries in need of a bailout. For China, easing monetary policy should help prevent a hard landing.

January through October, investors continued to favor fixed-income funds (net inflows of $275 billion) at the expense of domestic equity funds (net outflows of $72 billion). International equity funds took $22 billion of net inflows, a positive amount despite the MSCI ACWI ex-USA return of +10.81% underperforming the S&P 500 return of +14.29%. Fixed income, as measured by the Barclays U.S. Aggregate Bond Index, had a total return of +4.20%.

As the economic recovery continues, long-term prospects remain favorable. Labor and housing markets continued to improve. Credit markets remain stable and cash flows remain strong. U.S. equities remain an attractive asset class despite the structural challenges for economic growth both domestically and abroad.

We continue to believe that patient investors will be rewarded over the longer-term. We remain focused on valuation, financial strength and returns in pursuit of superior long-term performance. Victory maintains an overall positive longer-term outlook, albeit cognizant of the short-term risks, and continues to invest in the market with confidence. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1. Consistent Performance and Investment Quality

Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2. Client Service Excellence

Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3. Empowerment, Ownership and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high-quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform following tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 800-539-3863 or via our website at www.vcm.com.

Michael Policarpo, II

President,
Victory Funds

The Victory Equity Funds

Stock Index Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

The performance of the Fund is expected to be lower than that of its benchmark index, the S&P 500 Index1 (the "Index"), because of fees and expenses. Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed-income securities.

Commentary

As an index fund, the Fund's investment objective is to provide long-term capital appreciation by attempting to match the investment performance of the Index. A "full replication" strategy is employed, whereby the Fund seeks to own every stock in the Index at the exact weight as the Index. The Fund's focus on cost control, and cash flow management has minimized tracking error (before expenses). For the fiscal year ended October 31, 2012, the Fund (Class A Shares at net asset value) performed just shy of the Fund's objective by posting an increase of 14.19% versus the Index increase of 15.18%. In addition, three-year and five-year return data is consistent with the Fund's objective.

The Victory Equity Funds

Stock Index Fund (continued)

Average Annual Total Return

Year Ended October 31, 2012

	STOCK INDEX FUND Class A		STOCK INDEX FUND Class R
INCEPTION DATE	12/3/93		7/2/99
	Net Asset Value	Maximum Offering Price	Net Asset Value
One Year	14.19%	7.61%	13.93%
Three Year	12.53%	10.33%	12.29%
Five Year	0.09%	–1.09%	–0.11%
Ten Year	6.53%	5.90%	6.32%
Since Inception	7.56%	7.22%	1.31%

Expense Ratios

Gross	0.95%	0.99%
With Applicable Waivers	0.71%	0.91%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Stock Index Fund — Growth of $10,000

1The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Equity Funds

Established Value Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

Mid-capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility. Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed-income securities.

Commentary

The period that marks the fiscal year of the Fund was characterized by continued volatility, yet a positive bias for domestic equity prices. The volatility stems from the fragility of the global economy which has been impacted by the ongoing deleveraging process among developed economies. During the 12-month period, investors dealt with muddle-through growth in the domestic economy and slowing in Europe and China, as well as the announcement of quantitative easing, or QE3, and a U.S. housing market showing signs of stabilization among otherwise mixed economic data. Nonetheless, equity returns were generally positive for the period. As defined by the size and style indices, larger-cap stocks outperformed smaller-cap stocks and value outpaced growth. While challenges remain on the horizon, equities continue to be an attractive asset class for long-term investors.

The Fund (Class A shares at net asset value) returned 8.75% for the fiscal year ended October 31, 2012 which underperformed the benchmark Russell Midcap Value Index1 return of 14.96% over the same period.

The Fund's relative underperformance for the period can be attributed to a combination of sector allocation decisions and stock selection, although stock selection had a greater negative impact. With regard to allocation, an underweight position in Financials and the portfolio's cash position detracted the most from results. Relative weightings proved negative in seven of the nine economic sectors, with overweights in Consumer Discretionary and Materials being the two positions positive to results. Stock picking was challenged with portfolio holdings in two of the nine economic sectors beating their benchmark groups as Industrials and Materials holdings outperformed. Those sectors where holdings undermined relative returns most substantially included Energy, Consumer Discretionary, and Consumer Staples.

Among the top performing holdings for the year was Seagate Technology whose shares rallied significantly as its operations were unaffected by devastating flooding in Thailand, while its competitors were forced to temporarily shut down production. The events positioned the company to gain share and pricing power, driving the stock price higher. The shares of Ingersoll-Rand PLC and Mohawk Industries, Inc. also rose in the year as U.S. housing data appeared to stabilize and the outlook for construction markets improved. Sempra Energy was a top contributor as the utilities company saw its shares move higher following the

The Victory Equity Funds

Established Value Fund (continued)

announcement of its plans to build facilities to export LNG (liquefied natural gas). Cintas also outperformed in the year due to consistently strong quarterly results and increases in earnings guidance by management despite depressed employment levels.

Of the biggest detractors from portfolio relative performance in the fiscal year, three came from the Information Technology sector. Lam Research Corp., Marvell Technology, and Juniper Networks, Inc. declined as negative data points out of the PC supply chain and lower enterprise spend weighed heavily on the shares. From the Consumer Discretionary sector, shares of Johnson Controls, Inc. underperformed as the outlook for global vehicle production weakened, driven primarily by decelerating build rates in Europe. Finally, standard and specialty metals producer Allegheny Technologies, Inc. sold off as a result of weak demand for stainless steel, lower nickel prices and the delay of aerospace and water desalination project orders.

The Victory Equity Funds

Established Value Fund (continued)

Average Annual Return

Year Ended October 31, 2012

	ESTABLISHED VALUE FUND Class A		ESTABLISHED VALUE FUND Class R	ESTABLISHED VALUE FUND Class I
INCEPTION DATE	5/5/00		8/16/83	3/1/10
	Net Asset Value	Maximum Offering Price	Net Asset Value	Net Asset Value
One Year	8.75%	2.49%	8.61%	9.18%
Three Year	12.41%	10.22%	12.23%	N/A
Five Year	3.46%	2.24%	3.30%	N/A
Ten Year	10.53%	9.88%	10.37%	N/A
Since Inception	7.97%	7.46%	11.21%	9.96%

Expense Ratios

Gross	1.08%	1.25%	0.73%
With Applicable Waivers	1.08%	1.25%	0.73%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Established Value Fund — Growth of $10,000

1The Russell Midcap Value Index is an unmanaged Index made up of medium and medium/small companies in the Russell 1000 Index chosen for their value orientation. This Index does not include the effect of expenses, is not representative of any specific fund or product and cannot be invested in directly.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Equity Funds

Special Value Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

Small and mid-capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility. Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed-income securities.

Commentary

The Fund (Class A Shares at net asset value) returned 5.15% for the year ended October 31, 2012. The Fund's benchmark, the Russell Midcap Index1 (the "Index"), returned 12.13%.

While the strategy performed in line with the benchmark in the first half of the year as the global macro environment showed signs of economic and political stability, the majority of the underperformance occurred in the second half of the fiscal year as a deterioration in economic conditions resurfaced. A perfect storm of macro issues (Europe, China and U.S. fiscal/political) reinforced investors' concerns regarding second half earnings expectation headwinds resulting in equity market declines. Given the uncertainty in Europe, sectors with above average foreign exposure were impacted meaningfully. As the sustainability of global growth was called into question, commodities were hit the hardest; particularly, metals prices and oil prices, the latter declining significantly on fears of demand destruction.

Reinforcing concerns was the release of the global manufacturing Purchasing Managers' Index, with the decline below 50 suggesting that world GDP growth may dip to 2% for the year. A definitive slowing in the Chinese economy was apparent as weak PMI numbers and real GDP expectations below 8% prompted the government to initiate a series of interest rate cuts and begin a policy of fiscal stimulus, albeit smaller than those introduced in the 2008-09 timeframe. Economic conditions had worsened in the U.S. While the recovery in housing continued to develop, a series of weaker data points including consumer confidence (at a six-month low), a series of consecutive increases in weekly jobless claims and unexpected declines in the Institute of Supply Management Manufacturing Index (ISM), all contributed to negatively impact investors' sentiment. With no indication from the Federal Reserve (the "Fed") of any imminent further monetary easing, markets continued to drift lower.

Across the globe, policy makers continued to add liquidity in order to stimulate corporate and consumer spending to restore global growth. Despite deteriorating domestic and global economic trends, equity markets responded to hopes for additional stimulus by the European Central Bank (ECB), generating positive returns in July. The markets were not disappointed as on July 24, ECB president Mario Draghi assured the markets that the ECB would do anything to keep liquidity flowing in Europe and offered financial support to those countries in need of a bailout. This seemed to lift equity markets as a near-term concern was ameliorated.

The Victory Equity Funds

With respect to the U.S., the equity markets began to price in the possibility that the Fed would undertake a further round of quantitative easing to stimulate the economy. Economic data released early in the month continued to paint a mixed picture. A weak July ISM reading of 49.8 was consistent with annualized GDP growth in the third quarter of around 1.5%, suggesting that while economic growth is clearly subdued, the economy was not losing momentum at an alarming pace. Despite the soft economic data, the Fed held off taking action at their August meeting, but signaled a willingness to act if the economic data weakened. Despite slightly better economic data in August and September, they were not sufficient to prevent the Fed from implementing Quantitative Easing 3, or QE3.

With respect to the strategy's underperformance, a combination of stock-specific events and a lack of exposure to certain industries accounted for the majority of the shortfall relative to the Index. The Fund's philosophy of identifying long-term investment themes generally benefits from a favorable macro-economic environment both domestically and globally, a condition that was absent during the latter half of the year. We believe that as the economy continues to recover, our thematic approach and our focus on higher-quality companies with attractive valuations will benefit performance.

While Information Technology was the worst-performing sector within the Index during the year and the only sector to post a negative return, it was also the most significant detractor from performance during the year for the strategy. Specifically, it was due to a combination of an unfavorable overweight stance and weak stock performance within our Software industry holdings of Citrix Systems, Inc. and Nuance Communications, Inc. Concerns around an uncertain economic environment have resulted in subdued capital expenditures by Chief Technology Officers, negatively impacting both companies. In addition, our holding in Altera Corp. within the Semiconductor industry also performed poorly during the year. Within the Consumer Discretionary sector, weak stock selection in Household Durables accounted for the largest negative contribution as our positive results in homebuilder Lennar Corp., Class A were more than offset by the significant decline in our holding of Tempur-Pedic International, Inc. which declined on weak sales and increased competition. Other negative contributors within the sector included J.C. Penney Company, Inc. in the Multiline retail industry, as its strategic transformation was hampered by execution issues and The Warnaco Group, Inc. in the Textiles and Apparel industry as international sales declined. Within Financials, our quality holdings in Insurance and REITs failed to keep pace with the more cyclical names in these industries as Financials were one of the better performing groups in the Index. Finally, in Materials, our Metals/Mining holdings, specifically Peabody Energy Corporation and Allegheny Technologies, Inc. underperformed, primarily during the period when cyclical stocks fell out of favor in the global economic slowdown.

On a positive note, we outperformed in the Utilities sector with our holding in American Water Works Co., Inc. and in Consumer Staples with quality holdings in J.M. Smucker Co. and Church & Dwight Co., Inc., primarily due to a favorable tactical shift to these sectors as global macro conditions deteriorated in the middle part of the year. In addition, our long term holdings in Electrical Equipment manufacturer AMETEK, Inc. and Machinery holdings SPX Corp. and Stanley Black & Decker were the foundation for our outperformance in the Industrials sector.

With respect to our current and forward positioning, we remain cautious given the uncertainties within the global markets. Within the domestic economy, significant events such as the looming "fiscal cliff" continue to weigh upon consumer sentiment; however one can argue that the economic climate is markedly improved from a year ago. Within the international markets, European economic conditions remain subdued and a slowdown in the burgeoning Chinese market, the engine of growth in Asia, also weighs upon the resurgence in global growth.

The Victory Equity Funds

Special Value Fund (continued)

Average Annual Return

Year Ended October 31, 2012

	SPECIAL VALUE FUND Class A		SPECIAL VALUE FUND Class C		SPECIAL VALUE FUND Class R	SPECIAL VALUE FUND Class I
INCEPTION DATE	12/3/93		3/1/03		12/21/99	8/31/07
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Net Asset Value
One Year	5.15%	–0.89%	4.18%	3.18%	4.81%	5.40%
Three Year	8.30%	6.17%	7.27%	7.27%	7.96%	8.62%
Five Year	–3.92%	–5.05%	–4.81%	–4.81%	–4.24%	–3.61%
Ten Year	7.74%	7.10%	N/A	N/A	7.39%	N/A
Since Inception	8.21%	7.87%	7.29%	7.29%	7.27%	–2.25%

Expense Ratios

Gross	1.28%	2.21%	1.56%	0.92%
With Applicable Waivers	1.28%	2.20%	1.56%	0.92%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Special Value Fund — Growth of $10,000

1The Russell Midcap Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks. The index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Equity Funds

Small Company Opportunity Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

Mid-capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility. Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed-income securities.

Commentary

The period that marks the fiscal year of the Fund was characterized by continued volatility, yet a positive bias for domestic equity prices. The volatility stems from the fragility of the global economy which has been impacted by the ongoing deleveraging process among developed economies. During the 12-month period, investors dealt with muddle-through growth in the domestic economy and slowing in Europe and China, as well as the announcement of quantitative easing, or QE3, and a U.S. housing market showing signs of stabilization among otherwise mixed economic data. Nonetheless, equity returns were generally positive for the period. As defined by the size and style indices, larger-cap stocks outperformed smaller-cap stocks and value outpaced growth. While challenges remain on the horizon, equities continue to be an attractive asset class for long-term investors.

The Fund (Class A shares at net asset value) returned 8.56% for the fiscal year ended October 31, 2012 which underperformed the benchmark Russell 2000 Value Index1 return of 14.47% over the same period.

The Fund's relative underperformance for the period can be attributed to a combination of sector allocation decisions and stock selection, although sector allocation had a greater negative impact. With regards to allocation, an underweight position in Financials and the portfolio's cash position detracted the most from results. Relative weightings proved negative in six of the nine economic sectors, while overweights in Materials and Health Care and an underweight in Utilities were positive to results. Stock selection was less impactful although still negative to performance, as portfolio holdings beat their benchmark sectors in two of the nine sectors. Information Technology holdings were the most favorable to relative returns, and Consumer Discretionary and Financials holdings had the most negative impact.

The top contributors to performance for the year included Delphi Financial Group, which outperformed due to its acquisition by Tokyo Marine at greater than a 70% premium to the previous day's close. The large premium paid relative to 2011 valuation levels was due to the attractiveness of the franchise, its strong underwriting track record and its discounted valuation relative to long-term growth prospects and historical valuation multiples. From the Industrials sector, shares of Carlisle Cos., Inc. also climbed, particularly during the first fiscal quarter, as a result of strong revenue growth in key end markets such as construction materials. Another top performer from the Industrials sector was Beacon Roofing Supply, Inc. whose shares rose due to improving fundamentals for the company as well as the

The Victory Equity Funds

Small Company Opportunity Fund (continued)

homebuilding industry overall. The shares of H.B. Fuller Co., a manufacturer of adhesives and sealants products, were also strong, especially in the first half of the year as the company's fiscal fourth quarter profit was up 20% on flat volumes and higher selling prices. Additionally, the stock rallied as manufacturing activity rebounded and inflation in many petroleum-based raw materials was subdued or declined. The shares of FICO, an analytic and scoring software provider, traded higher as the company started to realize the benefits of cost cutting initiatives and raised guidance to reflect higher operating margins.

Of the biggest detractors from portfolio relative performance in the fiscal year, three came from the Information Technology sector. Websense, Inc., QLogic Corp., and Synaptics, Inc. pulled back in the year as negative data points out of the PC supply chain and lower enterprise spend weighed heavily on the shares. The shares of OM Group, Inc. also declined in the year with intensifying concerns about European economic growth and the negative impact of declining metals prices on its Battery Materials business and rare earth prices on its Specialty Magnets business. Finally, despite reporting solid fundamentals and raising 2012 guidance in the year, Superior Energy Services, Inc. was among the biggest detractors from portfolio performance as investors sold energy-related issues.

The Victory Equity Funds

Small Company Opportunity Fund (continued)

Average Annual Return

Year Ended October 31, 2012

	SMALL COMPANY OPPORTUNITY FUND Class A		SMALL COMPANY OPPORTUNITY FUND Class R	SMALL COMPANY OPPORTUNITY FUND Class I
INCEPTION DATE	3/26/99		8/16/83	8/31/07
	Net Asset Value	Maximum Offering Price	Net Asset Value	Net Asset Value
One Year	8.56%	2.31%	8.33%	8.95%
Three Year	12.64%	10.45%	12.41%	13.06%
Five Year	3.43%	2.21%	3.26%	3.85%
Ten Year	10.14%	9.49%	9.90%	N/A
Since Inception	8.81%	8.34%	9.18%	3.81%

Expense Ratios

Gross	1.41%	1.62%	1.06%
With Applicable Waivers	1.41%	1.62%	1.06%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Small Company Opportunity Fund — Growth of $10,000

1The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. These indicies do not include the effect of sales charges, are not representative of the Fund and it is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Equity Funds

Large Cap Growth Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed-income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Mid-sized companies may lose market share or profits to a greater extent than larger, established companies as a result of deteriorating economic conditions. In addition, the securities of foreign companies acquired by the Fund tend to experience more volatility than their domestic counterparts in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Commentary

The U.S. equity market continued the previous year's pattern of ups and downs in 2012, driven primarily by macro-economic influences. Despite the turbulence, the S&P 500 Index posted returns of 16.44%, 14.29% and 15.21% for the first nine months, year-to-date through October 31, and year-over-year ending October 31, respectively.

The U.S. was a bright spot globally as the housing market bottomed following years of decline and bloated inventory. At the same time, consumer confidence hit a five-year high and consumer spending has been better than expected. Although no one expects the spike that preceded the housing slump, housing should continue to build on this year's momentum in 2013 as lending improves. Banks are overcapitalized, the yield curve is flatter today than a year ago and Fed Chairman Bernanke announced quantitative easing, or QE3, which entails buying $40 billion in mortgage-backed securities each month and will keep rates at "exceptionally low levels" until mid-2015.

Offsetting the positive developments were European debt, slowing growth in China, a slowly recovering Japan, a bifurcated Latin America and our own fiscal issues in the U.S. While the Chinese government has successfully slowed housing speculation, the concern shifted from inflation to insufficient growth. China's export market is quite dependent on European demand and that relationship amplified risk enough for the government to stimulate growth through monetary and fiscal means. For now, China has enough flexibility to avoid a hard landing. In the interim, the rest of the world benefitted from lower commodity prices.

Europe, by comparison, is mired in debt but refuses to take the tough medicine required to get back on track. If Greece, Spain, Italy, and Portugal posted anemic growth when global GDP was averaging approximately 4% annually, their collective prospects look far less rosy today yet they continue to spend more than they can afford. Any mention of austerity incites riots and injects volatility in the markets. The good news is that the negative impact out of Europe has started to wane as investors have come to accept that any real, permanent solution is far down the road but a financial meltdown is not imminent either.

The Victory Equity Funds

Large Cap Growth Fund (continued)

On a similar note, the U.S. has a similar fiscal and GDP growth problem, spending $3.7 trillion but generating only $2.6 trillion. That reality combined with a persistent high unemployment rate is an ongoing concern, but the imbalances are not as pronounced and the ability to rectify them is greater due to the entrepreneurial mentality and growth prospects.

For the fiscal year ended October 31, 2012, the Fund (Class A Shares at net asset value) returned 6.31% and its benchmark index, the Russell 1000 Growth Index1 (the "Index") returned 13.02%. The best performing sector in the Fund was Health Care. Stock selection was key, with significant outperforming returns coming from Alexion Pharmaceuticals, Inc., Perrigo Co., and Express Scripts Holding Co. Strong performance among these stocks more than offset nominal weakness in Allergan, Inc. The Fund's Consumer Discretionary sector holdings generally outperformed the Index for the first nine months of 2012 before experiencing a sudden reversal in October. Particular strength from Lululemon Athletica, Inc. and Tractor Supply Co. were not enough to offset the declines in Chipotle Mexican Grill, Inc. and Starbucks Corp. The Fund's Technology sector also experienced a very difficult October following three decent quarters. The top performers were Visa, Inc., Apple, Inc., QUALCOMM, Inc. and eBay, Inc., while the weakest were Cognizant Technology Solutions Corp (Class A), Citrix Systems, Inc. and Acme Packet, Inc.

The Fund's top contributors were Apple, Inc., Alexion Pharmaceuticals, Inc., Visa, Inc., Union Pacific Corp. and Perrigo Co., while the Fund's top detractors were Acme Packet, Inc., Polypore International, Inc., Citrix Systems, Inc., Cognizant Technology Solutions Corp (Class A) and Starbucks Corp. Acme Packet, Inc. and Polypore International, Inc. were sold earlier this year.

Despite the long list of continuing headwinds, plenty of work and progress was accomplished in 2012. Globally, central bankers lowered rates drastically during the year, the most since 2009. Also, the U.S. housing market bottomed, turned up and improved consumer sentiment along the way. Improved consumer sentiment led to an increase in consumer spending, which is important for the U.S. economy, which is 70% driven by the consumer. Meanwhile, inflation has been contained, which is also beneficial for the consumer. In fact, if there's an under-appreciated risk, it most likely lies in a reversal of such a constructive backdrop.

Other risks include the potential for an earnings cliff followed by a fiscal cliff. Earnings results in the third quarter were the weakest since the third quarter of 2009, with a marked softness in revenue growth and earnings expectations for the fourth quarter were sharply reduced, leaving investors to wonder if this is a speed bump or a recessionary omen. The political drama surrounding the fiscal cliff also has heightened investor anxiety. The Fund's expectation is that little structural progress will be accomplished, monetary policy has run its course and the burden will ultimately fall on leading companies, not government, to keep the economy on the path of recovery and growth. Companies have plenty of cash piling up on their balance sheets, have been much better stewards of capital than government and their decisions are driven more by economics than politics. There is more than $2 trillion in cash available for further share repurchases, dividend increases and mergers and acquisitions. As corporate confidence improves, hiring will also accelerate. In the interim, valuations for companies that provide growth and quality are attractive on an absolute basis and even more so when viewed relative to fixed income.

The Fund is well positioned to benefit from the inevitable shift from macro-economic concerns to company fundamentals. It is invested in many fast-growing companies with capable management, financial strength and, in many cases, little to no valuation premium relative to average companies.

The Victory Equity Funds

Large Cap Growth Fund (continued)

Average Annual Return

Year Ended October 31, 2012

	LARGE CAP GROWTH FUND Class A		LARGE CAP GROWTH FUND Class C		LARGE CAP GROWTH FUND Class R	LARGE CAP GROWTH FUND Class I
INCEPTION DATE	12/31/03		12/31/03		12/31/03	3/1/11
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Net Asset Value
One Year	6.31%	0.20%	5.46%	4.46%	5.89%	6.65%
Three Year	11.18%	9.01%	10.26%	10.26%	10.73%	N/A
Five Year	–1.56%	–2.71%	–2.35%	–2.35%	–1.92%	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	5.11%	4.41%	4.29%	4.29%	4.78%	0.51%

Expense Ratios

Gross	1.27%	2.22%	3.11%	1.05%
With Applicable Waivers	1.27%	2.10%	1.65%	0.95%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Large Cap Growth Fund — Growth of $10,000

1The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Hybrid Funds

Balanced Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

Equity securities (stocks) are more volatile and carry more risk and return potential than other forms of investments. The return of principal in bond funds is not guaranteed. The principal value of a bond falls when interest rates rise and rises when interest rates fall. During periods of rising interest rates, the value of a bond investment is at greater risk than during periods of stable or falling rates. Bond funds have the same interest rate, inflation, reinvestment, credit, and prepayment risk associated with the underlying bonds in the portfolio. Cash equivalents offer low risk and low return potential.

Commentary

For the fiscal year ended October 31, 2012, the Fund (Class A Shares at net asset value) returned 10.58%, outperforming the Fund's benchmark, the Lipper Balanced Fund Index1, which returned 9.56%. Fiscal 2012 was a very good year for equity markets, which withstood a 9% correction in late spring to finish in positive double digit territory. Corporate profits generally exceeded expectations, and the U.S. economy continued on its slow growth trajectory, with encouraging signs of improvement in the domestic housing market. Outside of the U.S., China's growth slowed but remains well above developed markets and the country has begun easing monetary policy. European markets continued to struggle, however European Central Bank leadership expressed a willingness to do whatever is necessary to keep the region together, which was well received by equity markets. With favorable valuations, accommodative global monetary policy, and healthy corporate balance sheets, the S&P 500 Index2 returned 15.18% for the year.

Equity returns were led by the Telecommunications, Health Care, Financials, and Consumer Discretionary sectors, all of which exceeded 20%. This balanced leadership was representative of investors' appetite for yield in the low interest rate environment, a bias for U.S.-centric companies given the uncertain global macroeconomic environment, and resilient consumer spending in the face of a fragile economy. Strength in the Financial sector was a noteworthy improvement after being the worst performing sector in fiscal 2011, aided by improvements in the housing market and a better lending environment. Within the Fund, relative performance was greatest in the Consumer Staples, Consumer Discretionary, and Health Care sectors, while the Energy sector was the largest detractor to performance.

Investors continued to reward the relative stability of larger-market-capitalization securities with strong balance sheets. These attributes, along with better fundamental execution helped portfolio holdings such as Apple, Inc., Comcast Corp (Class A), Anheuser-Busch InBev NV (Sponsored ADR), eBay, Inc., and Pfizer, Inc. While the fund was correctly underweight the Energy sector, it was negatively impacted by holdings Apache Corp. and Anadarko Petroleum Corp. Apache Corp.'s stock has lagged as management has underperformed its production targets, and litigation associated with a previous acquisition has overwhelmed impressive operational performance for Anadarko Petroleum Corp.

The Victory Hybrid Funds

Balanced Fund (continued)

The major concerns of 2011 saw little, if any, improvement as Europe continued to struggle with its debt crisis and the U.S. economic recovery showed signs of stalling. As a result, all-time low interest rates trended even lower for most of the year. While yields picked up late, the 10-year Treasury ended the year down 42 basis points closing at 1.69%. That said, fixed income as a whole saw risk appetite return as investors searched for yield amid unprecedented global central bank action and solid corporate balance sheets. While the Index return was slightly better than 2011, High Yield more than doubled last year's pace returning 13.61%. Similarly within the investment grade space, BBB-rated bonds outperformed AA securities by more than 400 basis points. Financials were the best performing corporate sector returning 12.58% on the news that all but one of the major "too big to fail" banks passed the Fed's newly required capital stress test. Within the Securitized sector, CMBS fared the best on the risk trade returning 10.74%. Despite an open-ended commitment by the Fed that included more purchases of Mortgage-backed Securities, the sector lagged all others in the Index as investors looked to riskier assets for more yield. While equities performed well, fixed income saw record flows as investors looked for income with more downside protection given volatility around the economic recovery and Europe.

The Victory Hybrid Funds

Balanced Fund (continued)

Average Annual Return

Year Ended October 31, 2012

	BALANCED Class A		BALANCED Class C		BALANCED Class R	BALANCED Class I
INCEPTION DATE	12/10/93		3/1/03		12/15/99	8/31/07
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Net Asset Value
One Year	10.58%	4.21%	9.81%	8.81%	10.27%	10.88%
Three Year	7.55%	5.44%	6.76%	6.76%	7.20%	8.12%
Five Year	0.51%	–0.68%	–0.29%	–0.29%	0.13%	0.96%
Ten Year	5.34%	4.72%	N/A	N/A	4.95%	N/A
Since Inception	6.43%	6.09%	5.00%	5.00%	3.04%	1.93%

Expense Ratios

Gross	1.44%	2.93%	1.80%	56.96%
With Applicable Waivers	1.15%	1.85%	1.45%	0.90%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Balanced Fund — Growth of $10,000

1The Lipper Balanced Fund Index is a non-weighted index of the 30 largest funds within the Lipper Balanced Fund investment category. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Hybrid Funds

Investment Grade Convertible Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

The Fund may invest in below-investment-grade securities, sometimes known as "junk bonds." These securities generally offer higher yields than investment-grade securities but carry a higher risk of default and may be considered speculative. Investors should be able to assume the risks of investing in below-investment-grade securities. Bond funds fluctuate in price, especially longer-term issues and in environments of rising interest rates. Stocks generally provide greater return potential and risk when compared with other types of investments. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation, reinvestment, credit and prepayment risks associated with the underlying bonds in the portfolio.

Commentary

The Fund (Class A Shares at net asset value) returned 5.82% for the fiscal year 2012, compared to 5.87% for the Merrill Lynch Investment Grade Convertibles Index1 (the "Index").

The fiscal year started with uncertainty due to the European debt crisis, but those concerns were quelled, and the stock market performed well throughout the year, carrying convertibles with them. Election rhetoric, fiscal cliff concerns, and soft mid-year economic data all led to recession fears that never materialized. Finally, anticipation of the Fed's announcement of quantitative easing, or QE3, propelled the stock market upwards. Since the credit spread environment was relatively benign and our delta (measure of equity sensitivity) was in line to slightly above the Index delta throughout most of the past year, the Fund's main determinant of performance was security selection. Also impacting relative performance was one of our risk control measures which is highlighted below.

Strong individual performers in 2012 included Gilead Sciences, Inc., Textron, Inc., Newell Rubbermaid Inc., Wells Fargo & Co., Jefferies Group, Inc., Metlife Inc., Amgen, Inc., United Technologies Corp., EMC Corp. and Stanley Black & Decker, Inc. On an absolute basis, these holdings contributed greatly to performance. As a risk control, single issuers are capped at 5% weightings, at the time of purchase, within the Fund. Over the past year, a few of the Index's holdings rose to a weighting above our 5% portfolio limit and this negatively impacted relative performance. The most notable issues were the large weighting in the benchmark in Gilead Sciences, Inc., Wells Fargo & Co., Amgen, Inc. and EMC Corp. While these names held top ten positions in our portfolio all year, they also accounted for nearly all of our underperformance relative to the Index. Of particular note are Gilead Sciences and Wells Fargo & Co., which experienced very strong returns and represent greater than 8% weights in the Index.

Our negative contributors fell mostly within the Basic Industry sector. Newmont Mining, Allegheny Technologies, Inc. and Alcoa, Inc. performed poorly due to supply and demand imbalances and the subsequent effect on pricing. Also, Molson Coors Brewing Co. performed poorly due to a tough competitive landscape and stagnant economic conditions within their target demographic.

We structure our portfolios with approximately 1/3 of the holdings in equity-sensitive, high-delta convertibles, 1/3 in total return, middle-of-the road convertibles and 1/3 in defensive, fixed-income oriented convertibles. This structure is designed to provide a balance between upside participation during good markets and downside protection during bad markets. In addition, the Fund continues to focus on the high-credit quality segment of the market, which results in a weighted average investment-grade rating.

The Victory Hybrid Funds

Investment Grade Convertible Fund (continued)

Average Annual Return

Year Ending October 31, 2012

	INVESTMENT GRADE		INVESTMENT GRADE
	CONVERTIBLE FUND Class A		CONVERTIBLE FUND Class I
INCEPTION DATE	4/14/88		8/31/07
	Net Asset Value	Maximum Offering Price	Net Asset Value
One Year	5.82%	3.75%	6.26%
Three Year	6.08%	5.38%	6.47%
Five Year	–0.77%	–1.17%	–0.43%
Ten Year	4.63%	4.42%	N/A
Since Inception	7.10%	7.01%	0.43%

Expense Ratios

Gross	1.46%	1.10%
With Applicable Waivers	1.46%	1.00%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Investment Grade Convertible Fund — Growth of $10,000

1The Merrill Lynch Investment Grade Convertibles Index is a market capitalization-weighted index of domestic corporate convertible securities. Bonds and preferred stocks must be convertible only to common stock, ADR's or cash equivalent and have a market value of at least $50 million. Composed of Coupon, OID, or zero coupon convertible bonds rated by Moody's and/or S&P with an average rating of Baa3/BBB- or higher. This Index does not include the effect of expenses, is not representative of any specific fund or product and cannot be invested in directly.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Taxable Fixed Income Funds

Core Bond Index Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

Bond funds tend to experience smaller fluctuations in value than stock funds. The return of principal in bond funds is not guaranteed. The principal value of a bond falls when interest rates rise and rises when interest rates fall. During periods of rising interest rates, the value of a bond investment is at greater risk than during periods of stable or falling rates. Bond funds have the same interest rate, inflation, reinvestment, credit and prepayment risks associated with the underlying bonds in the portfolio.

Commentary

For the fiscal year ended October 31, 2012, the Fund (Class A Shares at net asset value) had a total return of 4.62% versus its benchmark, the Barclays Capital U.S. Aggregate Bond Index1 (the "Index"), which, over the same period, had a total return of 5.26%. The major concerns of 2011 saw little, if any, improvement as Europe continued to struggle with its debt crisis and the U.S. economic recovery showed signs of stalling. As a result, all-time low interest rates trended even lower for most of the year. While yields picked up late, the 10-year Treasury ended the year down 42 basis points closing at 1.69%. That said, fixed income as a whole saw risk appetite return as investors searched for yield amid unprecedented global central bank action and solid corporate balance sheets. While the Index return was slightly better than 2011, High Yield more than doubled last year's pace returning 13.61%. Similarly within the investment grade space, BBB-rated bonds outperformed AA securities by more than 400 basis points. Financials were the best performing corporate sector returning 12.58% on the news that all but one of the major "too big to fail" banks passed the Fed's newly required capital stress test. Within the Securitized sector, CMBS fared the best on the risk trade returning 10.74%. Despite an open-ended commitment by the Fed that included more purchases of Mortgage-backed Securities, the sector lagged all others in the Index as investors looked to riskier assets for more yield. While equities performed well, fixed income saw record flows as investors looked for income with more downside protection given volatility around the economic recovery and Europe.

The investment objective of the Fund is to seek to provide a high level of income. The Fund will not hold all of the more than 8,000 securities in the Index. Instead, a quantitative "smart sampling" approach is used to create a portfolio that closely mirrors the benchmark in terms of weighting, credit quality, maturity and other similar risk measurement characteristics.

The Victory Taxable Fixed Income Funds

Core Bond Index Fund (continued)

Average Annual Return

Year Ended October 31, 2012

	CORE BOND INDEX Class A		CORE BOND INDEX Class I
INCEPTION DATE	12/10/93		8/31/07
	Net Asset Value	Maximum Offering Price	Net Asset Value
One Year	4.62%	2.54%	4.85%
Three Year	5.85%	5.14%	6.15%
Five Year	4.61%	4.20%	4.92%
Ten Year	3.93%	3.72%	N/A
Since Inception	4.83%	4.72%	5.05%

Expense Ratios

Gross	1.14%	1.32%
With Applicable Waivers	0.65%	0.30%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Core Bond Index Fund — Growth of $10,000

1The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market value-weighted performance index for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Taxable Fixed Income Funds

Fund for Income

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

The return of principal in bond funds is not guaranteed. The principal value of a bond falls when interest rates rise and rises when interest rates fall. During periods of rising interest rates, the value of a bond investment is at greater risk than during periods of stable or falling rates. Bond funds have the same interest rate, inflation, reinvestment, credit and prepayment risks associated with the underlying bonds in the portfolio.

Commentary

For the fiscal year ended October 31, 2012, the Fund (Class A shares at net asset value) had a total return of 2.92%. Its benchmark, the Barclays U.S. Capital 1-5 Year Government Bond Index1 had a total return of 1.12%.

The Dow Jones Industrial Average was up 9.5%. The S&P 500 Index was up nearly 13%. Commodities were mixed. Crude futures fell nearly 7% driven by a slowdown in China, while gold futures were nearly unchanged at year end. The U.S. Treasury curve continued to flatten in dramatic fashion compliments of the Fed's Operation Twist. Rates fell, and bond prices move opposite yields. All bond sectors outperformed duration-neutral U.S. Treasuries as investors sought greater yield. Longer-duration assets such as corporate bonds and CMBS led the pack, returning 8.9% and 5.7%, respectively, versus duration-neutral Treasury bonds. ABS and high-coupon GNMAs were next in line with 2.1% and 1.6% returns, respectively. Agency debt and MBS round out the bottom with returns of 1.4% and 1.0%, respectively, versus duration-neutral U.S. Treasuries.

Normally, close to half a million workers are laid off due to winter weather in the northern tier of the U.S. Far fewer were laid off last winter due to warm weather. This created the illusion of a more quickly recovering U.S. economy in the first quarter of 2012. Hopes were dashed in the second quarter when the anticipated seasonal pickup in hiring failed to materialize. During this time the first phase of the Fed's Operation Twist was implemented, whereby the Fed periodically purchased longer-term U.S. Treasuries in an effort to keep borrowing costs low and spur employment. The second phase of Operation Twist, whereby the Fed sold shorter-dated U.S. Treasuries in order to purchase longer-dated U.S. Treasuries took place in the second half of 2012. The impact has been as expected; borrowing costs were lower for longer and risk assets outperformed despite global headwinds and sluggish domestic growth. More recently, hurricane Sandy blasted much of the eastern U.S., with New York City particularly hard hit. Damage was widespread, but ultimately thought to have little net impact on the economy. The impact to the U.S. Presidential election, however, may have been much greater. The fiscal cliff and debt ceiling debate redux are hurdles to come. Both bonds and stocks continue to be sensitive to headline risk. Expect weak global growth in developed economies in the short-to-intermediate term.

Longer term, there remain headwinds to the U.S. economic recovery, likely causing the Fed to be on hold into the foreseeable future. While still elevated, unemployment fell slowly and steadily in the fiscal year ended October 31, 2012. Persistent, structural high unemployment (now 7.9%) should continue to hamper consumer spending, roughly 70% of GDP. Pockets of recovery in the housing market have been driven by foreclosure law which varies by state. Those states which have non-judicial foreclosure laws on the books are generally recovering at a faster pace as investors bought lower priced homes in many cases for rental purposes. Roughly half of states have judicial requirements such as New Jersey, where extended foreclosure timelines continued to pressure home prices. The ongoing housing problems, primarily in states with a judicial foreclosure process, are likely to generate a protracted and bumpy recovery, lending a longer-term bid to high-quality assets.

While our overall strategy remains the same, we do expect a slow and steady reduction in the Treasury holdings of the portfolio over the next couple of years. We anticipate selectively increasing our allocation to both the single family and multifamily sectors, as opportunity and valuations warrant.

Our focus has been to deliver a high and reliable income stream to our shareholders, consistent with the preservation of shareholder's capital. The Fund has provided a consistent dividend for the past ten years.

The Victory Taxable Fixed Income Funds

Fund for Income (continued)

Average Annual Total Return

Year Ended October 31, 2012

	FUND FOR INCOME Class A		FUND FOR INCOME Class C		FUND FOR INCOME Class R	FUND FOR INCOME Class I
INCEPTION DATE	3/26/99		3/1/02		9/16/87	3/1/11
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Net Asset Value
One Year	2.92%	0.90%	2.11%	1.13%	2.80%	3.20%
Three Year	4.41%	3.70%	3.58%	3.58%	4.36%	N/A
Five Year	5.29%	4.86%	4.44%	4.44%	5.24%	N/A
Ten Year	4.04%	3.83%	3.26%	3.26%	3.99%	N/A
Since Inception	4.80%	4.64%	3.54%	3.54%	6.28%	3.92%

Expense Ratios

Gross	0.96%	1.72%	0.98%	0.67%
With Applicable Waivers	0.96%	1.72%	0.98%	0.67%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Fund for Income — Growth of $10,000

1The Barclays Capital U.S. 1-5 Year Government Bond Index is a market-weighted index measuring the performance of Treasury and Agency securities issued by the United States Government with maturities of one to five years. The index does not include the effect of expenses of sales charges and is not representative of the fund. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

Up to 20% of the net assets and some of the income of the Fund may be subject to federal taxes. The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. The return of principal in bond funds is not guaranteed. The principal value of a bond falls when interest rates rise and rises when interest fall. During periods of rising interest rates, the value of a bond investment is at greater risk than during periods of stable or falling rates. Bond funds have the same interest rate, inflation, reinvestment, credit and prepayment risks associated with the underlying bonds in the portfolio.

Commentary

Even though we ended the year 2011 at very low interest rates, the municipal market continued its relentless rally of the last few years. As in 2011, investors in 2012 seemed to adjust to the sticker shock of lower rates and continued investing in municipal bond funds. Those who did invest were rewarded handsomely as the Fund's benchmark, the Barclays Capital 7-Year Municipal Bond Index1, posted a total return of 4.10% during the first 10 months of 2012 and an eye popping 7.62% during the last 12 months ended October 31, 2012. Over the same 12-month period, the Fund (Class A Shares at net asset value) returned 5.86%.

Key factors driving municipal bond yields lower and prices higher were the rally in the Treasury market and the very large and consistent pattern of net inflows into open-end municipal funds throughout the year. Very different from last year, new issue supply was not scarce, but rather plentiful. This was driven by issuers coming to market to refinance their outstanding debt at the new, lower interest rate levels. It is estimated that over half of the 2012 new issue came to market not to fund new projects but to refinance existing debt. Total new issuance is expected to finish the calendar year at about $375 billion according to market estimates. To put this in perspective, 2011 new issuance was only around $290 billion. The total amount of bonds outstanding in the municipal market remains around $3.7 trillion. Given the large net inflows into municipal funds that ran at an average pace of about $1billion a week, this new issue supply was easily absorbed by the market and yields continued to fall. This compares to net outflows of about $18 billion in 2011. The Treasury market continued to rally as it dealt with a "slow growth" U.S. economy and a fragile economic situation in Europe that helped fuel Treasury purchases as investors flocked to Treasuries as a safe haven. Treasury prices have also been bolstered by various quantitative easing policies that the Federal Reserve continues to undertake in an effort to jump start the economy. The 10-Year Treasury closed at a yield of 1.69% on October 31, 2012.

The Fund finished the fiscal year ended October 31, 2012 in the lower half of its peer group as measured by Morningstar. Security selection was a plus to the Fund during the year, but yield curve positioning and credit spreads were a large headwind for the Fund. Coming off

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund (continued)

of the large rally in 2011, the Fund was positioned more defensively than normal with a structure of callable bonds and heavy in the intermediate sector but very light on long bonds. While rates fell across the board, the rally was disproportionately slanted towards the long end of the curve in 20 to 30 years as the long end of the curve flattened by approximately 65 basis points. Credit spreads (the difference between AAA and BBB-rated bonds) compressed greatly as investors stretched for yield and were willing to take on more credit risk. We did not participate in this "credit rally" because the Fund is made up almost entirely of bonds rated AA or better. We continue to focus our management on looking for high-quality bonds which we feel are cheaply priced versus the rest of the market and represent good long-term value for the Fund. The Fund's policy of buying only bonds that are rated "A" or better at time of purchase (or if non-rated have similar credit quality to "A"-rated bonds) has proved to be a prudent long-term strategy. This has allowed us to avoid the year-to-year volatility of the high-yield market.

The Victory Tax-Exempt Fixed Income Funds

National Municipal Bond Fund (continued)

Average Annual Total Return

Year Ended October 31, 2012

	NATL MUNI BOND Class A
INCEPTION DATE	2/3/94
	Net Asset Value	Maximum Offering Price
One Year	5.86%	3.77%
Three Year	5.19%	4.49%
Five Year	5.34%	4.92%
Ten Year	4.47%	4.26%
Since Inception	5.29%	5.17%

Expense Ratios

Gross	1.08%
With Applicable Waivers	0.99%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

National Municipal Bond Fund — Growth of $10,000

1The Barclays Capital U.S. 7-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the index. The index does not include the effect of sales charges and is not representative of the Fund.

It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Tax-Exempt Fixed Income Funds

Ohio Municipal Bond Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

The geographical concentration of portfolio holdings in the Fund may involve increased risk. Up to 20% of the net assets and some of the income of the Fund may be subject to federal taxes. The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. The return of principal in bond funds is not guaranteed. The principal value of a bond falls when interest rates rise and rises when interest fall. During periods of rising interest rates, the value of a bond investment is at greater risk than during periods of stable or falling rates. Bond funds have the same interest rate, inflation, reinvestment, credit and prepayment risks associated with the underlying bonds in the portfolio.

Commentary

Even though we ended the year 2011 at very low interest rates, the municipal market continued its relentless rally of the last few years. As in 2011, investors in 2012 seemed to adjust to the sticker shock of lower rates and continued investing in municipal bond funds. Those who did invest were rewarded handsomely as the Fund's benchmark, the Barclays Capital 7-Year Municipal Bond Index1, posted a total return of 4.10% during the first 10 months of 2012 and an eye popping 7.62% during the last 12 months ended October 31, 2012. Over the same 12-month period, the Fund (Class A Shares at net asset value) returned 5.81%.

Key factors driving municipal bond yields lower and prices higher were the rally in the Treasury market and the very large and consistent pattern of net inflows into open-end municipal funds throughout the year. Very different from last year, new issue supply was not scarce, but rather plentiful. This was driven by issuers coming to market to refinance their outstanding debt at the new lower levels. It is estimated that over half of the 2012 new issue came to market not to fund new projects but to refinance existing debt. Total new issuance is expected to finish the calendar year at about $375 billion according to market estimates. To put this in perspective, 2011 new issuance was only around $290 billion. The total amount of bonds outstanding in the municipal market remains around $3.7 trillion. Given the large net inflows into municipal funds that ran at an average pace of about $1billion a week, this new issue supply was easily absorbed by the market and yields continued to fall. This compares to net outflows of about $18 billion in 2011. The Treasury market continued to rally as it dealt with a "slow growth" U.S. economy and a fragile economic situation in Europe that helped fuel Treasury purchases as investors flocked to Treasuries as a safe haven. Treasury prices have also been bolstered by various quantitative easing policies that the Federal Reserve continues to undertake in an effort to jump start the economy. The 10-Year Treasury closed at a yield of 1.69% on October 31, 2012.

The Fund was in the lower half of its peer group over the last 12 months. We continue to hold a concentrated position of short-term pre-refunded bonds. While this position helps to

The Victory Tax-Exempt Fixed Income Funds

Ohio Municipal Bond Fund (continued)

maintain the dividend and also is very safe as the bonds are escrowed with U.S. Treasuries, this conservative position did not participate in the rally that was slanted toward the long end of the curve as we saw the municipal high-grade curve flatten by around 65 basis points during the year.

Similar to our competitors, by being limited to buying bonds in just one state, it is hard to add incremental value on the edges without making large duration bets. We would have benefited by having more discount bonds on the long end to take better advantage of the rally. Our high-quality portfolio also proved to be a headwind as credit spreads narrowed throughout 2012 but the Fund did not receive the benefit of the credit rally of BBB bonds due to the high-quality nature of the bonds in the Fund.

Our high quality kept us out of any credit problems during the year. Due to the imbedded unrealized capital gains in the portfolio which limits trading, we feel we are positioned somewhat shorter in duration than our peers heading into 2013. This could help the Fund if we finally see rates start to move up in 2013.

The Victory Tax-Exempt Fixed Income Funds

Ohio Municipal Bond Fund (continued)

Average Annual Total Return

Year Ended October 31, 2012

	OHIO MUNI BOND Class A
INCEPTION DATE	5/18/90
	Net Asset Value	Maximum Offering Price
One Year	5.81%	3.68%
Three Year	4.49%	3.80%
Five Year	4.66%	4.23%
Ten Year	3.93%	3.71%
Since Inception	5.60%	5.51%

Expense Ratios

Gross	1.07%
With Applicable Waivers	1.07%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Ohio Municipal Bond Fund — Growth of $10,000

1The Barclays Capital U.S. 7-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the index. The index does not include the effect of sales charges and is not representative of the Fund.

It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory International Equity Funds

International Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed-income securities. The Fund will invest at least 80% of its net assets in foreign equity securities, seeking long-term growth of capital. The Fund may be appropriate for investors who are comfortable with assuming the added risks associated with investments in foreign countries and investments denominated in foreign currencies.

Commentary

For the fiscal year ended October 31, 2012, the Fund (Class A Shares at net asset value) outperformed the MSCI AC World ex-USA Index1 benchmark, returning 9.59% while the benchmark returned 3.79%. The Fund's former benchmark, the MSCI EAFE Index2 returned 5.15%. The strategy outperformed across all five lifecycles, most markedly in Deceleration, Maturity, and Distress. Innovation and Expansion were also positive contributors.

By region, Continental Europe and the United Kingdom were the largest areas of outperformance, followed by Japan and the Americas. Asia ex-Japan was a small detractor from overall performance.

By sector, most were positive contributors; particularly Materials, Industrials, Consumer Discretionary, Health Care, and Energy. Information Technology and Utilities were also positive for the year. Consumer Staples, Financials and Telecoms were underperformers.

If we were to vastly simplify what the market did over the course of the past year, we could categorize it as two significant rallies dashed by one disappointment. These rallies, primarily based on the false hopes of a simple policy solution (either economic, political, or monetary), began in January and reversed by May, only to resurrect in August. The volatility indicated the fragility of market confidence, buoyed by persistent hopes that the Chairman of the Federal Reserve, Ben Bernanke, would switch on the printing press and flood the markets with liquidity. In Asia, the latest data released from China signaled a faster-than-expected slowdown in economic activity and a worrying build-up on inventories.

Despite the poor economic news, global equity markets continued their march higher in the third quarter of 2012 and ended the fiscal year near their highs. If one were to merely look at the markets' performance in a vacuum it would be safe to assume all was right with the world. Thus it is fair to say that this year's performance, in aggregate, is somewhat surprising, given the size and scale of the fiscal problems still unresolved in Europe and the U.S. Rather than taking this as an all-clear signal from the markets, investors should consider it a partial reversal, or normalization, of extremely low expectations and the removal of "tail-risk" resulting from the possible collapse of the European Economic and Monetary Union.

The Victory International Equity Funds

International Fund (continued)

Although Greece continued to grab headlines, and will likely always be considered the poster child for government fiscal mismanagement, investors long ago realized that the real battle for the future of Europe is to be waged in Spain, given the much larger size of its economy and debt-load. With an estimated cost of €650 billion, a full bailout of the Spanish banking system appears to be a near impossibility for even the most euro-minded politicians in Brussels. As infighting and inaction appeared to overwhelm the possibility of a solution to the European debt crisis, nervousness grew and markets weakened at the start of the third quarter. By the third week of July, with 5-year Spanish Credit Default Swap (CDS) spreads nearly 650 basis points over German bunds, spiraling interest expense and a lack of liquidity was once again threatening to choke off the banking system. With politicians unwilling or unable to act, relief finally came from European Central Bank (ECB) President, "Super Mario" Draghi, who declared in no uncertain terms that he would do whatever was necessary to defend the euro. This is clearly what investors were hoping for.

With the benefit of hindsight, one only needs to follow the path of Spanish sovereign CDS to understand global equity market performance since June 30th. The spread of Spanish bond yields over German bunds moved in virtual lock-step on a daily-basis with global markets.

With publicly declared support for the euro from the ECB and a more constructive tone from Germany's chancellor, Angela Merkel, regarding the ECB's plan to purchase bonds outright, sellers went on summer holiday and risk assets rallied largely without interruption through the middle of September.

The road ahead for the Eurozone remains a difficult one, especially as a number of its local economies move deeper into recession. As it stands, the outstanding debt of Italy and Spain is approaching €3 trillion, nearly six times the size of the European Stability Mechanism (ESM). Any chance of a comprehensive solution to this crisis will require more money, but likely more than any one government has or is able to lend. Germany has become very frustrated with the political process and the lack of serious progress by other member States in reducing their debt burden. Unless the ESM program is expanded considerably or given the flexibility to take on leverage via a banking license, it will prove to be ineffective in ring-fencing the contagion.

Looking forward to 2013, we see a Europe that has bought itself time but no adequate solution to its woes, a China that may have bottomed economically, and a U.S. that may have also bottomed, though will be slow to recover meaningfully with the headwinds of tax increases and healthcare reform dampening businesses' willingness to hire. The cautious waiting tends to create its own self-fulfilling cycle; there can be no action without recovery, and no economic recovery without action. We expect brief rallies, reversals, false hopes, and even genuine, but slow progress. Whatever the markets do, there will likely be paths of opportunity for us to find good companies to own.

Strategy

Every organization follows a predictable and repetitive pattern of behavior as it grows and develops. Its opportunity is the result of some advantage, be that time-to-market, regulation, intellectual property, location, control of scare assets, brand, etc. Some of these advantages are more enduring than others over time and the pace at which each individual business progresses will be a function of its growth and competitiveness.

The Victory International Equity Funds

International Fund (continued)

Equity markets, however, are complex networks that cannot easily be characterized or defined. They also change and adapt. Unfortunately, traditional investment approaches have struggled to keep pace. Over the past quarter century, global markets have evolved considerably in terms of breadth, depth and sophistication. Initially, country factors were the predominant factor in predicting returns. More recently, due to globalization, sectors have progressively replaced country in terms of importance. Just as country borders are man-made lines that can easily be crossed or redrawn, sectors (and styles) are also just simple boxes created by people to simplify things. As a result, sectors too have lost their advantage as they have become the default investment approach, contributing to higher correlations and less dispersion of returns.

The greatest rewards were earned by those investors able to identify these eventual changes in the marketplace early on and to capitalize on them. We advocate that investors distance themselves from other people's convictions and make bets based on their own, using an approach that emphasizes what matters the most: company fundamentals.

To do that, we start with the life cycle. What is this company's level of returns? How will it defend and sustain them? We identify milestones to be passed along the way in order to repeatedly measure their success. We speak to management as their decisions can have a meaningful impact as to how capital will be allocated over time. We do our own forecasting and discounted cashflow analysis. We construct portfolios around our best ideas, managing factor risks using sophisticated quantitative tools, in order to seek to achieve or exceed our client's objectives.

Our task, as investors, is to measure the size of the opportunity and the sustainability of the advantage period in order to compare it to how it is being priced in the market. We strive to see what others do not by looking at the world with greater perspective and through a more disciplined lens. Ultimately, our process and rigorous research enable us to discover those investments that are sometimes simply hiding in plain sight.

The Victory International Equity Funds

International Fund (continued)

Average Annual Total Return

Year Ended October 31, 2012

	INTERNATIONAL Class A		INTERNATIONAL Class C		INTERNATIONAL Class I	INTERNATIONAL Class Y
INCEPTION DATE	11/25/08		11/25/08		11/25/08	3/7/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Net Asset Value
One Year	9.59%	3.27%	8.82%	7.82%	9.94%	N/A
Three Year	6.08%	4.00%	5.28%	5.28%	6.39%	N/A
Five Year	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	12.66%	10.98%	11.82%	11.82%	12.98%	3.32%

Expense Ratios

Gross	2.50%	4.37%	1.15%	3.55%
With Applicable Waivers	1.45%	2.20%	1.15%	1.20%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

International Fund — Growth of $10,000

1Effective February 29, 2012, the MSCI AC World ex-USA Index has been selected as the Fund's new benchmark index because the Adviser believes that the securities in which the Fund invests, pursuant to its investment strategy, correspond more closely to the securities included in this index. The index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 44 country indices comprising 23 developed and 21 emerging market county indices. The index is unmanaged and its results include reinvested dividends and/or distributions, but do no reflect the effect of sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

2The MSCI Europe, Australasia, Far East (EAFE) Index is an unmanaged Index comprised of more than 1,100 securities issued by foreign companies, is weighted according to the total market value of each security and includes reinvestment of dividends. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. This index does not include the effect of expenses and is not representative of any specific fund or product.

It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory International Equity Funds

International Select Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed-income securities. The Fund will invest at least 80% of its net assets in foreign equity securities, with 50% represented in the MSCI AC World ex-USA Index1 seeking capital appreciation. The Fund may be appropriate for investors who are comfortable with assuming the added risks associated with investments in foreign countries and investments denominated in foreign currencies.

Commentary

For the fiscal year ended October 31, 2012, the Fund (Class A Shares at net asset value) outperformed the MSCI AC World ex-USA Index1 benchmark returning 11.11% while the benchmark returned 3.79%. The Fund's former benchmark, the MSCI EAFE Index2 returned 5.15%. The strategy outperformed across all five lifecycles, most markedly in Deceleration, Maturity, and Distress. Innovation and Expansion were also positive contributors.

All regions contributed to the strategy's performance for the year. Continental Europe and the United Kingdom were the largest areas of outperformance, followed by the Americas, Asia ex-Japan, and Japan.

By sector, most were positive contributors; particularly Materials, Industrials, Health Care, Energy, Consumer Discretionary, and Information Technology. Consumer Staples and Telecoms were underperformers.

If we were to vastly simplify what the market did over the course of the past year, we could categorize it as two significant rallies dashed by one disappointment. These rallies, primarily based on the false hopes of a simple policy solution (either economic, political, or monetary), began in January and reversed by May, only to resurrect in August. The volatility indicated the fragility of market confidence, buoyed by persistent hopes that the Chairman of the Federal Reserve, Ben Bernanke, would switch on the printing press and flood the markets with liquidity. In Asia, the latest data released from China signaled a faster-than-expected slowdown in economic activity and a worrying build-up on inventories.

Despite the poor economic news, global equity markets continued their march higher in the third quarter of 2012 and ended the fiscal year near their highs. If one were to merely look at the markets' performance in a vacuum it would be safe to assume all was right with the world. Thus it is fair to say that this year's performance, in aggregate, is somewhat surprising, given the size and scale of the fiscal problems still unresolved in Europe and the U.S. Rather than taking this as an all-clear signal from the markets, investors should consider it a partial reversal, or normalization, of extremely low expectations and the removal of "tail-risk" resulting from the possible collapse of the European Economic and Monetary Union.

The Victory International Equity Funds

International Select Fund (continued)

Although Greece continued to grab headlines, and will likely always be considered the poster child for government fiscal mismanagement, investors long ago realized that the real battle for the future of Europe is to be waged in Spain, given the much larger size of its economy and debt-load. With an estimated cost of €650 billion, a full bailout of the Spanish banking system appears to be a near impossibility for even the most euro-minded politicians in Brussels. As infighting and inaction appeared to overwhelm the possibility of a solution to the European debt crisis, nervousness grew and markets weakened at the start of the third quarter. By the third week of July, with 5-year Spanish Credit Default Swap (CDS) spreads nearly 650 basis points over German bunds, spiraling interest expense and a lack of liquidity was once again threatening to choke off the banking system. With politicians unwilling or unable to act, relief finally came from European Central Bank (ECB) President, "Super Mario" Draghi, who declared in no uncertain terms that he would do whatever was necessary to defend the euro. This is clearly what investors were hoping for.

With the benefit of hindsight, one only needs to follow the path of Spanish sovereign CDS to understand global equity market performance since June 30th. The spread of Spanish bond yields over German bunds moved in virtual lock-step on a daily-basis with global markets.

With publicly declared support for the euro from the ECB and a more constructive tone from Germany's chancellor, Angela Merkel, regarding the ECB's plan to purchase bonds outright, sellers went on summer holiday and risk assets rallied largely without interruption through the middle of September.

The road ahead for the Eurozone remains a difficult one, especially as a number of its local economies move deeper into recession. As it stands, the outstanding debt of Italy and Spain is approaching €3 trillion, nearly six times the size of the European Stability Mechanism (ESM). Any chance of a comprehensive solution to this crisis will require more money, but likely more than any one government has or is able to lend. Germany has become very frustrated with the political process and the lack of serious progress by other member States in reducing their debt burden. Unless the ESM program is expanded considerably or given the flexibility to take on leverage via a banking license, it will prove to be ineffective in ring-fencing the contagion.

Looking forward to 2013, we see a Europe that has bought itself time but no adequate solution to its woes, a China that may have bottomed economically, and a U.S. that may have also bottomed, though will be slow to recover meaningfully with the headwinds of tax increases and healthcare reform dampening businesses' willingness to hire. The cautious waiting tends to create its own self-fulfilling cycle; there can be no action without recovery, and no economic recovery without action. We expect brief rallies, reversals, false hopes, and even genuine, but slow progress. Whatever the markets do, there will likely be paths of opportunity for us to find good companies to own.

Strategy

Every organization follows a predictable and repetitive pattern of behavior as it grows and develops. Its opportunity is the result of some advantage, be that time-to-market, regulation, intellectual property, location, control of scare assets, brand, etc. Some of these advantages are more enduring than others over time and the pace at which each individual business progresses will be a function of its growth and competitiveness.

The Victory International Equity Funds

International Select Fund (continued)

Equity markets, however, are complex networks that cannot easily be characterized or defined. They also change and adapt. Unfortunately, traditional investment approaches have struggled to keep pace. Over the past quarter century, global markets have evolved considerably in terms of breadth, depth and sophistication. Initially, country factors were the predominant factor in predicting returns. More recently, due to globalization, sectors have progressively replaced country in terms of importance. Just as country borders are man-made lines that can easily be crossed or redrawn, sectors (and styles) are also just simple boxes created by people to simplify things. As a result, sectors too have lost their advantage as they have become the default investment approach, contributing to higher correlations and less dispersion of returns.

The greatest rewards were earned by those investors able to identify these eventual changes in the marketplace early on and to capitalize on them. We advocate that investors distance themselves from other people's convictions and make bets based on their own, using an approach that emphasizes what matters the most: company fundamentals.

To do that, we start with the life cycle. What is this company's level of returns? How will it defend and sustain them? We identify milestones to be passed along the way in order to repeatedly measure their success. We speak to management as their decisions can have a meaningful impact as to how capital will be allocated over time. We do our own forecasting and discounted cashflow analysis. We construct portfolios around our best ideas, managing factor risks using sophisticated quantitative tools, in order to seek to achieve or exceed our client's objectives.

Our task, as investors, is to measure the size of the opportunity and the sustainability of the advantage period in order to compare it to how it is being priced in the market. We strive to see what others do not by looking at the world with greater perspective and through a more disciplined lens. Ultimately, our process and rigorous research enable us to discover those investments that are sometimes simply hiding in plain sight.

The Victory International Equity Funds

International Select Fund (continued)

Average Annual Total Return

Year Ended October 31, 2012

	INTERNATIONAL SELECT Class A		INTERNATIONAL SELECT Class C		INTERNATIONAL SELECT Class I	INTERNATIONAL SELECT Class Y
INCEPTION DATE	11/25/08		11/25/08		11/25/08	3/7/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Net Asset Value
One Year	11.11%	4.71%	10.32%	9.32%	11.43%	N/A
Three Year	5.89%	3.83%	5.09%	5.09%	6.19%	N/A
Five Year	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	11.99%	10.32%	11.15%	11.15%	12.30%	4.07%

Expense Ratios

Gross	3.79%	4.37%	1.12%	3.54%
With Applicable Waivers	1.44%	2.19%	1.12%	1.19%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

International Select Fund — Growth of $10,000

1Effective February 29, 2012, the MSCI AC World ex-USA Index has been selected as the Fund's new benchmark index because the Adviser believes that the securities in which the Fund invests, pursuant to its investment strategy, correspond more closely to the securities included in this index. The index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 44 country indices comprising 23 developed and 21 emerging market county indices. The index is unmanaged and its results include reinvested dividends and/or distributions, but do no reflect the effect of sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

2MSCI Europe, Australasia, Far East (EAFE) Index is an unmanaged Index comprised of more than 1,100 securities issued by foreign companies, is weighted according to the total market value of each security and includes reinvestment of dividends. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. This index does not include the effect of expenses and is not representative of any specific fund or product.

It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory International Equity Funds

Global Equity Fund

Portfolio Holdings

As a Percentage of Total Investments

Investment Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed-income securities. The Fund will invest at least 80% of its net assets in foreign equity securities, seeking long-term growth and capital appreciation. The Fund may be appropriate for investors who are comfortable with assuming the added risks associated with investments in foreign countries and investments denominated in foreign currencies.

Commentary

For the fiscal year ended October 31, 2012, the Fund (Class A Shares at net asset value) outperformed the MSCI AC World Index1 benchmark, returning 12.06% while the benchmark returned 8.54%. The Fund's former benchmark, the MSCI World Index2 returned 10.11%. The strategy outperformed most markedly in the Deceleration, Distress, and Maturity lifecycles. Innovation and Expansion were mild detractors.

By region, Europe and the United Kingdom were the largest areas of outperformance. Attribution from Japan and Asia ex-Japan were also positive. Only the Americas region detracted from overall performance.

By sector, most were positive contributors; particularly Materials, Consumer Discretionary, Information Technology, and Energy. Industrials, Health Care, and Financials were also positive contributors. Consumer Staples and Telecoms were underperformers.

If we were to vastly simplify what the market did over the course of the past year, we could categorize it as two significant rallies dashed by one disappointment. These rallies, primarily based on the false hopes of a simple policy solution (either economic, political, or monetary), began in January and reversed by May, only to resurrect in August. The volatility indicated the fragility of market confidence, buoyed by persistent hopes that the Chairman of the Federal Reserve, Ben Bernanke, would switch on the printing press and flood the markets with liquidity. In Asia, the latest data released from China signaled a faster-than-expected slowdown in economic activity and a worrying build-up on inventories.

Despite the poor economic news, global equity markets continued their march higher in the third quarter of 2012 and ended the fiscal year near their highs. If one were to merely look at the markets' performance in a vacuum it would be safe to assume all was right with the world. Thus it is fair to say that this year's performance, in aggregate, is somewhat surprising, given the size and scale of the fiscal problems still unresolved in Europe and the U.S. Rather than taking this as an all-clear signal from the markets, investors should consider it a partial reversal, or normalization, of extremely low expectations and the removal of "tail-risk" resulting from the possible collapse of the European Economic and Monetary Union.

Although Greece continued to grab headlines, and will likely always be considered the poster child for government fiscal mismanagement, investors long ago realized that the real battle

The Victory International Equity Funds

Global Equity Fund (continued)

for the future of Europe is to be waged in Spain, given the much larger size of its economy and debt-load. With an estimated cost of €650 billion, a full bailout of the Spanish banking system appears to be a near impossibility for even the most euro-minded politicians in Brussels. As infighting and inaction appeared to overwhelm the possibility of a solution to the European debt crisis, nervousness grew and markets weakened at the start of the third quarter. By the third week of July, with 5-year Spanish Credit Default Swap (CDS) spreads nearly 650 basis points over German bunds, spiraling interest expense and a lack of liquidity was once again threatening to choke off the banking system. With politicians unwilling or unable to act, relief finally came from European Central Bank (ECB) President, "Super Mario" Draghi, who declared in no uncertain terms that he would do whatever was necessary to defend the euro. This is clearly what investors were hoping for.

With the benefit of hindsight, one only needs to follow the path of Spanish sovereign CDS to understand global equity market performance since June 30th. The spread of Spanish bond yields over German bunds moved in virtual lock-step on a daily-basis with global markets.

With publicly declared support for the euro from the ECB and a more constructive tone from Germany's chancellor, Angela Merkel, regarding the ECB's plan to purchase bonds outright, sellers went on summer holiday and risk assets rallied largely without interruption through the middle of September.

The road ahead for the Eurozone remains a difficult one, especially as a number of its local economies move deeper into recession. As it stands, the outstanding debt of Italy and Spain is approaching €3 trillion, nearly six times the size of the European Stability Mechanism (ESM). Any chance of a comprehensive solution to this crisis will require more money, but likely more than any one government has or is able to lend. Germany has become very frustrated with the political process and the lack of serious progress by other member States in reducing their debt burden. Unless the ESM program is expanded considerably or given the flexibility to take on leverage via a banking license, it will prove to be ineffective in ring-fencing the contagion.

Looking forward to 2013, we see a Europe that has bought itself time but no adequate solution to its woes, a China that may have bottomed economically, and a U.S. that may have also bottomed, though will be slow to recover meaningfully with the headwinds of tax increases and healthcare reform dampening businesses' willingness to hire. The cautious waiting tends to create its own self-fulfilling cycle; there can be no action without recovery, and no economic recovery without action. We expect brief rallies, reversals, false hopes, and even genuine, but slow progress. Whatever the markets do, there will likely be paths of opportunity for us to find good companies to own.

Strategy

Every organization follows a predictable and repetitive pattern of behavior as it grows and develops. Its opportunity is the result of some advantage, be that time-to-market, regulation, intellectual property, location, control of scare assets, brand, etc. Some of these advantages are more enduring than others over time and the pace at which each individual business progresses will be a function of its growth and competitiveness.

Equity markets, however, are complex networks that cannot easily be characterized or defined. They also change and adapt. Unfortunately, traditional investment approaches have

The Victory International Equity Funds

Global Equity Fund (continued)

struggled to keep pace. Over the past quarter century, global markets have evolved considerably in terms of breadth, depth and sophistication. Initially, country factors were the predominant factor in predicting returns. More recently, due to globalization, sectors have progressively replaced country in terms of importance. Just as country borders are man-made lines that can easily be crossed or redrawn, sectors (and styles) are also just simple boxes created by people to simplify things. As a result, sectors too have lost their advantage as they have become the default investment approach, contributing to higher correlations and less dispersion of returns.

The greatest rewards were earned by those investors able to identify these eventual changes in the marketplace early on and to capitalize on them. We advocate that investors distance themselves from other people's convictions and make bets based on their own, using an approach that emphasizes what matters the most: company fundamentals.

To do that, we start with the life cycle. What is this company's level of returns? How will it defend and sustain them? We identify milestones to be passed along the way in order to repeatedly measure their success. We speak to management as their decisions can have a meaningful impact as to how capital will be allocated over time. We do our own forecasting and discounted cashflow analysis. We construct portfolios around our best ideas, managing factor risks using sophisticated quantitative tools, in order to seek to achieve or exceed our client's objectives.

Our task, as investors, is to measure the size of the opportunity and the sustainability of the advantage period in order to compare it to how it is being priced in the market. We strive to see what others do not by looking at the world with greater perspective and through a more disciplined lens. Ultimately, our process and rigorous research enable us to discover those investments that are sometimes simply hiding in plain sight.

The Victory International Equity Funds

Global Equity Fund (continued)

Average Annual Total Return

Year Ended October 31, 2012

	GLOBAL EQUITY Class A		GLOBAL EQUITY Class C		GLOBAL EQUITY Class I
INCEPTION DATE	3/18/10		3/18/10		3/18/10
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value
One Year	12.06%	5.65%	11.32%	10.32%	12.42%
Three Year	N/A	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A
Since Inception	8.08%	5.67%	7.29%	7.29%	8.37%

Expense Ratios

Gross	2.72%	3.41%	2.53%
With Applicable Waivers	1.42%	2.17%	1.17%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.vcm.com.

The above expense ratios are from the Fund's prospectus dated February 29, 2012. Additional information pertaining to the Fund's expense ratios as of October 31, 2012 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges.

The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

Global Equity Fund — Growth of $10,000

1Effective February 29, 2012, the MSCI AC World Index has been selected as the Fund's new benchmark index because the Adviser believes that the securities in which the Fund invests, pursuant to its investment strategy, correspond more closely to the securities included in this index. The index is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The index is unmanaged and its results include reinvested dividend and/or distributions, but do not reflect the effect of sales charges, commissions, expense or taxes. It is not possible to invest directly in an index.

2The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of developed markets. The index consists of 23 developed country indexes, including the United States. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. It is not possible to invest directly in an index.

The graph reflects investment growth of a hypothetical $10,000 investment in Class A Shares of the Fund. The performance of other classes of the Fund's shares will be greater than or less than the line shown based on the differences in loads and fees paid by shareholders investing in the different classes. Past performance is no guarantee of future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Victory Portfolios  Schedule of Portfolio Investments
Stock Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (96.5%)
Consumer Discretionary (11.1%):
Abercrombie & Fitch Co., Class A	241	$7
Amazon.com, Inc. (a)	1,056	246
Apollo Group, Inc. (a)	295	6
AutoNation, Inc. (a)	113	5
AutoZone, Inc. (a)	109	41
Bed Bath & Beyond, Inc. (a)	678	39
Best Buy Co., Inc.	777	12
Big Lots, Inc. (a)	174	5
BorgWarner, Inc. (a)	334	22
Cablevision Systems Corp., Class A	630	11
CarMax, Inc. (a)	667	23
Carnival Corp.	1,306	50
CBS Corp., Class B	1,738	56
Chipotle Mexican Grill, Inc. (a)	93	24
Coach, Inc.	833	47
Comcast Corp., Class A	7,814	293
Costco Wholesale Corp.	1,263	124
D.R. Horton, Inc.	811	17
Darden Restaurants, Inc.	374	20
DIRECTV (a)	1,833	94
Discovery Communications, Inc., Class A (a)	722	43
Dollar Tree, Inc. (a)	673	27
Expedia, Inc.	274	16
Family Dollar Stores, Inc.	283	19
Ford Motor Co.	11,137	124
Fossil, Inc. (a)	160	14
GameStop Corp., Class A	360	8
Gannett Co., Inc.	676	11
Gap, Inc.	871	31
Genuine Parts Co.	453	28
Goodyear Tire & Rubber Co. (a)	715	8
H&R Block, Inc.	792	14
Harley-Davidson, Inc.	665	31
Harman International Industries, Inc.	196	8
Hasbro, Inc.	338	12
International Game Technology	780	10
Interpublic Group of Cos., Inc.	1,276	13
J.C. Penney Co., Inc.	416	10
Johnson Controls, Inc.	1,997	51
Kohl's Corp.	630	34
Leggett & Platt, Inc.	411	11
Lennar Corp., Class A	475	18
Limited Brands, Inc.	697	33
Lowe's Cos., Inc.	3,331	108
Macy's, Inc.	1,175	45
Marriott International, Inc., Class A	735	27
Mattel, Inc.	996	37
McDonald's Corp.	2,945	256

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
McGraw-Hill Cos., Inc.	818	$45
Netflix, Inc. (a)	162	13
Newell Rubbermaid, Inc.	843	17
News Corp., Class A	5,945	142
Nike, Inc., Class B	1,074	98
Nordstrom, Inc.	446	25
O'Reilly Automotive, Inc. (a)	347	30
Omnicom Group, Inc.	776	37
PetSmart, Inc.	316	21
Priceline.com, Inc. (a)	145	83
Pulte Group, Inc. (a)	986	17
Ralph Lauren Corp.	178	27
Ross Stores, Inc.	654	40
Scripps Networks Interactive, Class A	252	15
Staples, Inc.	1,993	23
Starbucks Corp.	2,219	102
Starwood Hotels & Resorts Worldwide, Inc.	574	30
Target Corp.	1,912	122
The Home Depot, Inc.	4,402	270
The Sherwin-Williams Co.	249	36
The Walt Disney Co.	5,240	257
The Washington Post Co., Class B	13	4
Tiffany & Co.	348	22
Time Warner Cable, Inc., Class A	895	89
Time Warner, Inc.	2,771	120
TJX Cos., Inc.	2,150	90
TripAdvisor, Inc. (a)	320	10
Urban Outfitters, Inc. (a)	319	11
VF Corp.	257	40
Viacom, Inc., Class B	1,382	71
Whirlpool Corp.	226	22
Wyndham Worldwide Corp.	415	21
Wynn Resorts Ltd.	232	28
Yum! Brands, Inc.	1,331	93
		4,260
Consumer Staples (10.2%):
Altria Group, Inc.	5,936	189
Archer-Daniels-Midland Co.	1,923	52
Avon Products, Inc.	1,262	20
Beam, Inc.	462	26
Brown-Forman Corp., Class B	442	28
Campbell Soup Co.	526	19
Clorox Co.	378	27
Coca-Cola Co.	11,306	420
Coca-Cola Enterprises, Inc.	808	25
Colgate-Palmolive Co.	1,302	137
ConAgra Foods, Inc.	1,186	33
Constellation Brands, Inc., Class A (a)	430	15
CVS Caremark Corp.	3,715	172
Dean Foods Co. (a)	540	9

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Dr Pepper Snapple Group, Inc.	615	$26
Estee Lauder Cos., Class A	701	43
General Mills, Inc.	1,893	76
H.J. Heinz Co.	935	54
Hershey Foods Corp.	443	30
Hormel Foods Corp.	391	12
J.M. Smucker Co.	320	27
Kellogg Co.	721	38
Kimberly-Clark Corp.	1,153	96
Kraft Foods Group Inc. (a)	1,727	79
Lorillard, Inc.	381	44
McCormick & Co., Inc.	387	24
Mead Johnson Nutrition Co.	595	37
Molson Coors Brewing Co.	454	20
Mondelez International Inc., Class A	5,182	137
Monster Beverage Corp. (a)	448	20
PepsiCo, Inc.	4,545	315
Philip Morris International, Inc.	4,923	436
Reynolds American, Inc.	958	40
Safeway, Inc.	699	11
Sysco Corp.	1,713	53
The Kroger Co.	1,591	40
The Procter & Gamble Co.	8,043	557
Tyson Foods, Inc., Class A	846	14
Wal-Mart Stores, Inc.	4,908	368
Walgreen Co.	2,503	88
Whole Foods Market, Inc.	502	48
		3,905
Energy (10.8%):
Anadarko Petroleum Corp.	1,459	100
Apache Corp.	1,142	95
Baker Hughes, Inc.	1,284	54
Cabot Oil & Gas Corp.	613	29
Cameron International Corp. (a)	719	36
Chesapeake Energy Corp.	1,516	31
Chevron Corp.	5,730	632
ConocoPhillips Co.	3,547	205
Consol Energy, Inc.	665	23
Denbury Resources, Inc. (a)	1,142	18
Devon Energy Corp.	1,099	64
Diamond Offshore Drilling, Inc.	203	14
Ensco PLC, CLASS A	678	39
EOG Resources, Inc.	789	92
Exxon Mobil Corp.	13,479	1,229
FMC Technologies, Inc. (a)	696	28
Halliburton Co.	2,709	88
Helmerich & Payne, Inc.	309	15
Hess Corp.	868	45
Kinder Morgan, Inc.	1,847	64
Marathon Oil Corp.	2,059	62

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Marathon Petroleum Corp.	988	$54
Murphy Oil Corp.	539	32
Nabors Industries Ltd. (a)	848	11
National-Oilwell Varco, Inc.	1,245	92
Newfield Exploration Co. (a)	394	11
Noble Corp.	738	28
Noble Energy, Inc.	519	49
Occidental Petroleum Corp.	2,365	187
Peabody Energy Corp.	784	22
Phillips 66	1,831	86
Pioneer Natural Resources Co.	359	38
QEP Resources, Inc.	519	15
Range Resources Corp.	474	31
Rowan Cos. PLC (a)	363	12
Schlumberger Ltd.	3,875	269
Southwestern Energy Co. (a)	1,017	35
Spectra Energy Corp.	1,906	55
Tesoro Corp.	408	15
Valero Energy Corp.	1,611	47
Williams Cos., Inc.	1,829	64
WPX Energy, Inc. (a)	581	10
		4,126
Financials (14.6%):
ACE Ltd.	990	78
Aflac, Inc.	1,367	68
Allstate Corp.	1,416	57
American Express Co.	2,880	161
American International Group, Inc. (a)	3,406	119
American Tower Corp.	1,154	87
Ameriprise Financial, Inc.	615	36
Aon PLC	941	51
Apartment Investment & Management Co., Class A	425	11
Assurant, Inc.	237	9
AvalonBay Communities, Inc.	283	38
Bank of America Corp.	31,470	293
Bank of New York Mellon Corp.	3,450	85
BB&T Corp.	2,042	59
Berkshire Hathaway, Inc., Class B (a)	5,355	462
BlackRock, Inc.	374	71
Boston Properties, Inc.	440	47
Capital One Financial Corp.	1,697	102
CBRE Group, Inc. (a)	882	16
Cincinnati Financial Corp.	427	17
Citigroup, Inc.	8,563	320
CME Group, Inc.	893	50
Comerica, Inc.	565	17
Discover Financial Services	1,504	62
E*TRADE Financial Corp. (a)	750	6
Equity Residential Properties Trust	879	50
Federated Investors, Inc., Class B	274	6

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Fifth Third Bancorp	2,683	$39
First Horizon National Corp.	727	7
Franklin Resources, Inc.	404	52
Genworth Financial, Inc., Class A (a)	1,436	9
Hartford Financial Services Group, Inc.	1,273	28
HCP, Inc.	1,319	58
Health Care REIT, Inc.	743	44
Host Hotels & Resorts, Inc.	2,110	31
Hudson City Bancorp, Inc.	1,388	12
Huntington Bancshares, Inc.	2,507	16
IntercontinentalExchange, Inc. (a)	212	28
Invesco Ltd.	1,300	32
JPMorgan Chase & Co.	11,093	462
KeyCorp (b)	2,755	23
Kimco Realty Corp.	1,188	23
Legg Mason, Inc.	351	9
Leucadia National Corp.	579	13
Lincoln National Corp.	815	20
Loews Corp.	913	39
M&T Bank Corp.	351	37
Marsh & McLennan Cos., Inc.	1,589	54
MetLife, Inc.	3,102	110
Moody's Corp.	565	27
Morgan Stanley	4,038	70
Northern Trust Corp.	639	31
NYSE Euronext	718	18
People's United Financial, Inc.	1,026	12
Plum Creek Timber Co., Inc.	472	21
PNC Financial Services Group, Inc.	1,546	90
Principal Financial Group	810	22
Progressive Corp.	1,637	36
Prologis, Inc.	1,345	46
Prudential Financial, Inc.	1,361	78
Public Storage, Inc.	421	58
Regions Financial Corp.	4,127	27
Simon Property Group, Inc.	886	135
SLM Corp.	1,371	24
State Street Corp.	1,399	62
SunTrust Banks, Inc.	1,572	43
T. Rowe Price Group, Inc.	741	48
The Charles Schwab Corp.	3,200	43
The Chubb Corp.	776	60
The Goldman Sachs Group, Inc.	1,316	161
The Nasdaq OMX Group, Inc.	346	8
The Travelers Cos., Inc.	1,125	80
Torchmark Corp.	279	14
U.S. Bancorp	5,535	184
Unum Group	818	17
Ventas, Inc.	863	55
Vornado Realty Trust	494	40

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Wells Fargo & Co.	14,345	$483
Western Union Co.	1,759	22
XL Group PLC	893	22
Zions Bancorporation	538	12
		5,573
Health Care (11.7%):
Abbott Laboratories	4,583	300
Aetna, Inc.	976	43
Alexion Pharmaceuticals, Inc. (a)	564	51
Allergan, Inc.	898	81
AmerisourceBergen Corp.	735	29
Amgen, Inc.	2,251	195
Baxter International, Inc.	1,598	100
Becton Dickinson & Co.	583	44
Biogen Idec, Inc. (a)	690	95
Boston Scientific Corp. (a)	4,144	21
Bristol-Myers Squibb Co.	4,903	163
C.R. Bard, Inc.	228	22
Cardinal Health, Inc.	996	41
CareFusion Corp. (a)	648	17
Celgene Corp. (a)	1,260	92
Cerner Corp. (a)	425	32
CIGNA Corp.	842	43
Coventry Health Care, Inc.	391	17
Covidien PLC	1,402	77
DaVita, Inc. (a)	249	28
DENTSPLY International, Inc.	414	15
Edwards Lifesciences Corp. (a)	338	29
Eli Lilly & Co.	2,982	145
Express Scripts Holding Co. (a)	2,367	146
Forest Laboratories, Inc. (a)	683	23
Gilead Sciences, Inc. (a)	2,209	148
Hospira, Inc. (a)	482	15
Humana, Inc.	472	35
Intuitive Surgical, Inc. (a)	117	64
Johnson & Johnson	8,051	570
Laboratory Corp. of America Holdings (a)	280	24
Life Technologies Corp. (a)	512	25
McKesson Corp.	689	64
Medtronic, Inc.	2,979	124
Merck & Co., Inc.	8,894	406
Mylan Laboratories, Inc. (a)	1,185	30
Patterson Cos., Inc.	248	8
PerkinElmer, Inc.	333	10
Perrigo Co.	257	30
Pfizer, Inc.	21,812	543
Quest Diagnostics, Inc.	464	27
St. Jude Medical, Inc.	917	35
Stryker Corp.	844	45
Tenet Healthcare Corp. (a)	304	7

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	1,067	$65
UnitedHealth Group, Inc.	3,016	169
Varian Medical Systems, Inc. (a)	323	22
Waters Corp. (a)	256	21
Watson Pharmaceuticals, Inc. (a)	373	32
WellPoint, Inc.	950	58
Zimmer Holdings, Inc.	510	33
		4,459
Industrials (9.6%):
3M Co.	1,857	163
Avery Dennison Corp.	296	10
Boeing Co.	1,976	139
C.H. Robinson Worldwide, Inc.	472	29
Caterpillar, Inc.	1,908	162
Cintas Corp.	314	13
Cooper Industries PLC, A Shares	467	35
CSX Corp.	3,037	62
Cummins, Inc.	517	48
Danaher Corp.	1,706	88
Deere & Co.	1,144	98
Dover Corp.	534	31
Eaton Corp.	1,206	57
Emerson Electric Co.	2,124	103
Equifax, Inc.	350	18
Expeditors International of Washington, Inc.	615	23
Fastenal Co.	787	35
FedEx Corp.	853	78
First Solar, Inc. (a)	175	4
Flowserve Corp.	149	20
Fluor Corp.	488	27
General Dynamics Corp.	968	66
General Electric Co.	30,833	649
Honeywell International, Inc.	2,279	140
Illinois Tool Works, Inc.	1,259	77
Ingersoll-Rand PLC	837	39
Iron Mountain, Inc.	441	15
Jacobs Engineering Group, Inc. (a)	379	15
Joy Global, Inc.	309	19
L-3 Communications Holdings, Inc.	282	21
Lockheed Martin Corp.	786	74
Masco Corp.	1,043	16
Norfolk Southern Corp.	933	57
Northrop Grumman Corp.	722	50
PACCAR, Inc.	1,032	45
Pall Corp.	339	21
Parker Hannifin Corp.	436	34
Pentair Ltd.	612	26
Pitney Bowes, Inc.	586	8
Precision Castparts Corp.	424	73
Quanta Services, Inc. (a)	622	16

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
R.R. Donnelley & Sons Co.	526	$5
Raytheon Co.	970	55
Republic Services, Inc.	875	25
Robert Half International, Inc.	414	11
Rockwell Automation, Inc.	412	29
Rockwell Collins, Inc.	415	22
Roper Industries, Inc.	286	31
Ryder System, Inc.	149	7
Snap-on, Inc.	170	13
Southwest Airlines Co.	2,170	19
Stanley Black & Decker, Inc.	491	34
Stericycle, Inc. (a)	250	24
Textron, Inc.	820	21
The ADT Corp. (a)	672	28
The Dun & Bradstreet Corp.	131	11
Tyco International Ltd.	1,343	36
Union Pacific Corp.	1,383	170
United Parcel Service, Inc., Class B	2,099	154
United Technologies Corp.	2,450	192
W.W. Grainger, Inc.	175	35
Waste Management, Inc.	1,272	42
Xylem, Inc.	542	13
		3,681
Information Technology (18.5%):
Accenture PLC, Class A	1,854	125
Adobe Systems, Inc. (a)	1,436	49
Advanced Micro Devices, Inc. (a)	1,756	4
Agilent Technologies, Inc.	1,017	37
Akamai Technologies, Inc. (a)	518	20
Altera Corp.	934	28
Amphenol Corp., Class A	470	28
Analog Devices, Inc.	873	34
Apple, Inc.	2,737	1,629
Applied Materials, Inc.	3,614	38
Autodesk, Inc. (a)	663	21
Automatic Data Processing, Inc.	1,415	82
BMC Software, Inc. (a)	428	17
Broadcom Corp., Class A	1,502	47
CA, Inc.	1,000	23
Cisco Systems, Inc.	15,448	265
Citrix Systems, Inc. (a)	546	34
Cognizant Technology Solutions Corp., Class A (a)	872	58
Computer Sciences Corp.	454	14
Corning, Inc.	4,348	51
Dell, Inc.	4,255	39
eBay, Inc. (a)	3,387	164
Electronic Arts, Inc. (a)	930	11
EMC Corp. (a)	6,129	150
F5 Networks, Inc. (a)	231	19
Fidelity National Information Services, Inc.	731	24

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Fiserv, Inc. (a)	396	$30
FLIR Systems, Inc.	441	9
Google, Inc., Class A (a)	774	526
Harris Corp.	331	15
Hewlett-Packard Co.	5,741	80
Intel Corp.	14,609	316
International Business Machines Corp.	3,137	610
Intuit, Inc.	806	48
Jabil Circuit, Inc.	546	9
JDS Uniphase Corp. (a)	677	7
Juniper Networks, Inc. (a)	1,538	25
KLA-Tencor Corp.	486	23
Lam Research Corp. (a)	532	19
Linear Technology Corp.	672	21
LSI Logic Corp. (a)	1,628	11
MasterCard, Inc., Class A	313	144
Microchip Technology, Inc.	566	18
Micron Technology, Inc. (a)	2,971	16
Microsoft Corp.	22,033	629
Molex, Inc.	402	10
Motorola Solutions, Inc.	836	43
NetApp, Inc. (a)	1,061	29
NVIDIA Corp. (a)	1,809	22
Oracle Corp.	11,121	345
Paychex, Inc.	943	31
QUALCOMM, Inc.	4,974	291
Red Hat, Inc. (a)	564	28
SAIC, Inc.	828	9
Salesforce.com, Inc. (a)	373	54
SanDisk Corp. (a)	705	29
Seagate Technology PLC	1,032	28
Symantec Corp. (a)	2,053	37
TE Connectivity Ltd.	1,249	40
Teradata Corp. (a)	492	34
Teradyne, Inc. (a)	548	8
Texas Instruments, Inc.	3,322	93
Total System Services, Inc.	472	11
VeriSign, Inc. (a)	457	17
Visa, Inc., Class A	1,526	212
Western Digital Corp.	650	22
Xerox Corp.	3,817	25
Xilinx, Inc.	766	25
Yahoo!, Inc. (a)	3,044	51
		7,061
Materials (3.4%):
Air Products & Chemicals, Inc.	618	48
Airgas, Inc.	202	18
Alcoa, Inc.	3,115	27
Allegheny Technologies, Inc.	313	8
Ball Corp.	452	19

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Bemis, Inc.	302	$10
CF Industries Holdings, Inc.	183	38
Cliffs Natural Resources, Inc.	416	15
E.I. du Pont de Nemours & Co.	2,717	121
Eastman Chemical Co.	447	26
Ecolab, Inc.	769	54
FMC Corp.	401	21
Freeport-McMoRan Copper & Gold, Inc.	2,772	108
International Flavors & Fragrances, Inc.	238	15
International Paper Co.	1,277	46
LyondellBasell Industries NV, Class A	991	53
MeadWestvaco Corp.	507	15
Monsanto Co.	1,556	134
Newmont Mining Corp.	1,449	79
Nucor Corp.	927	37
Owens-Illinois, Inc. (a)	482	9
PPG Industries, Inc.	446	52
Praxair, Inc.	871	93
Sealed Air Corp.	510	8
Sigma-Aldrich Corp.	353	25
The Dow Chemical Co.	3,499	103
The Mosaic Co.	808	42
Titanium Metals Corp.	215	3
United States Steel Corp.	421	9
Vulcan Materials Co.	378	17
Weyerhaeuser Co.	1,570	43
		1,296
Telecommunication Services (3.0%):
AT&T, Inc.	16,846	583
CenturyTel, Inc.	1,818	70
Crown Castle International Corp. (a)	856	57
Frontier Communications Corp.	2,916	14
MetroPCS Communications, Inc. (a)	923	9
Sprint Nextel Corp. (a)	8,762	49
Verizon Communications, Inc.	8,319	371
Windstream Corp.	1,717	16
		1,169
Utilities (3.6%):
AGL Resources, Inc.	343	14
Ameren Corp.	709	23
American Electric Power Co.	1,416	63
CenterPoint Energy, Inc.	1,248	27
CMS Energy Corp.	774	19
Consolidated Edison Co. of New York, Inc.	855	52
Dominion Resources, Inc.	1,674	88
DTE Energy Co.	502	31
Duke Energy Corp.	2,056	135
Edison International	951	45
Entergy Corp.	518	38

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Stock Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
EQT Corp.	437	$26
Exelon Corp.	2,493	89
FirstEnergy Corp.	1,221	56
Integrys Energy Group, Inc.	228	12
NextEra Energy, Inc.	1,235	87
NiSource, Inc.	832	21
Northeast Utilities	916	36
NRG Energy, Inc.	665	14
ONEOK, Inc.	599	28
Pepco Holdings, Inc.	668	13
PG&E Corp.	1,245	53
Pinnacle West Capital Corp.	320	17
PPL Corp.	1,696	50
Public Service Enterprise Group, Inc.	1,477	47
SCANA Corp.	383	19
Sempra Energy	656	46
Southern Co.	2,555	120
TECO Energy, Inc.	595	11
The AES Corp.	1,813	19
Wisconsin Energy Corp.	673	26
Xcel Energy, Inc.	1,424	40
		1,365
Total Common Stocks (Cost $14,833)		36,895
Investment Companies (3.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (c)	622,217	622
SPDR Trust Series I (d)	5,100	720
Total Investment Companies (Cost $1,294)		1,342
Total Investments (Cost $16,127) — 100.0%		38,237
Other liabilities in excess of assets — 0.0%		0	(e)
NET ASSETS — 100.0%		$38,237

(a)  Non-income producing security.

(b)  Investment in affiliate and represents 0.1% of net assets.

(c)  Rate disclosed is the daily yield on 10/31/12.

(d)  All or a portion of this security has been designated as collateral for futures contracts.

(e)  Rounds to less than $1.

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
9	E-Mini S&P 500	633	12/24/12	-20

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Established Value Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (95.4%)
Consumer Discretionary (11.5%):
Autoliv, Inc.	198,300	$11,422
Darden Restaurants, Inc.	327,000	17,207
Harley-Davidson, Inc.	167,200	7,818
Hasbro, Inc.	451,000	16,232
International Game Technology	996,900	12,800
Johnson Controls, Inc.	578,400	14,894
Mohawk Industries, Inc. (a)	244,200	20,383
Penske Automotive Group, Inc.	517,599	15,839
Royal Caribbean Cruises Ltd.	689,200	23,205
VF Corp.	50,000	7,824
		147,624
Energy (5.5%):
Cimarex Energy Co.	327,000	18,698
Devon Energy Corp.	280,000	16,299
Helmerich & Payne, Inc.	266,800	12,753
McDermott International, Inc. (a)	887,000	9,500
Patterson-UTI Energy, Inc.	840,900	13,605
		70,855
Financials (23.2%):
Affiliated Managers Group, Inc. (a)	144,000	18,216
Alexandria Real Estate Equities, Inc.	222,000	15,635
Alleghany Corp. (a)	57,000	19,813
Aon PLC	237,400	12,808
Arch Capital Group Ltd. (a)	303,500	13,400
Brown & Brown, Inc.	909,500	23,238
Capitol Federal Financial, Inc.	1,049,100	12,495
City National Corp.	183,000	9,351
Cullen/Frost Bankers, Inc.	332,000	18,360
Fidelity National Financial, Inc., Class A	495,100	10,600
Fifth Third Bancorp	1,349,000	19,601
Marsh & McLennan Cos., Inc.	546,800	18,608
Regency Centers Corp.	361,000	17,335
SunTrust Banks, Inc.	510,000	13,872
The Chubb Corp.	281,000	21,631
W.R. Berkley Corp.	568,000	22,090
Waddell & Reed Financial, Inc., Class A	549,000	18,298
Willis Group Holdings PLC	347,200	11,690
		297,041
Health Care (10.2%):
C.R. Bard, Inc.	136,000	13,082
CareFusion Corp. (a)	738,900	19,625
Covance, Inc. (a)	380,000	18,510
DENTSPLY International, Inc.	440,000	16,210
Life Technologies Corp. (a)	335,500	16,409
Patterson Cos., Inc.	856,000	28,590
Zimmer Holdings, Inc.	275,800	17,709
		130,135
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Industrials (14.6%):
Avery Dennison Corp.	569,600	$18,443
Cintas Corp.	395,100	16,519
Con-way, Inc.	531,500	15,472
Dover Corp.	287,800	16,756
Hubbell, Inc., Class B	177,000	14,818
Ingersoll-Rand PLC	356,000	16,743
Kennametal, Inc.	581,000	20,579
Parker Hannifin Corp.	216,600	17,038
Raytheon Co.	289,900	16,397
Robert Half International, Inc.	676,600	18,194
Xylem, Inc.	652,000	15,817
		186,776
Information Technology (12.9%):
Amphenol Corp., Class A	309,000	18,580
Analog Devices, Inc.	472,000	18,460
Applied Materials, Inc.	1,890,000	20,034
Avnet, Inc. (a)	587,000	16,818
BMC Software, Inc. (a)	422,000	17,175
Broadcom Corp., Class A	362,200	11,422
Broadridge Financial Solutions, Inc.	493,400	11,323
Juniper Networks, Inc. (a)	882,000	14,615
Lam Research Corp. (a)	473,000	16,744
Synopsys, Inc. (a)	635,300	20,457
		165,628
Materials (10.3%):
Allegheny Technologies, Inc.	398,500	10,500
Bemis Co., Inc.	485,000	16,029
Compass Minerals International, Inc.	184,000	14,508
International Flavors & Fragrances, Inc.	308,000	19,903
Packaging Corp. of America	411,000	14,496
PPG Industries, Inc.	120,000	14,050
Reliance Steel & Aluminum Co.	487,000	26,464
RPM International, Inc.	594,100	15,839
		131,789
Utilities (7.2%):
Alliant Energy Corp.	381,000	17,031
Energen Corp.	369,000	17,214
Hawaiian Electric Industries, Inc.	532,000	13,768
Questar Corp.	871,000	17,629
Sempra Energy	199,600	13,922
Xcel Energy, Inc.	469,100	13,252
		92,816
Total Common Stocks (Cost $1,085,714)		1,222,664

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Exchange-Traded Funds (1.4%)
iShares Russell Midcap Value Index Fund	385,000	$18,777
Total Exchange-Traded Funds (Cost $16,058)		18,777
Investment Companies (4.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	58,523,854	58,524
Total Investment Companies (Cost $58,524)		58,524
Total Investments (Cost $1,160,296) — 101.4%		1,299,965
Liabilities in excess of other assets — (1.4)%		(18,334)
NET ASSETS — 100.0%		$1,281,631

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 10/31/12.

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  October 31, 2012

(Amounts in Thousands, Except Per Share Amounts)

	Stock Index Fund		Established Value Fund
ASSETS:
Investments, at value (Cost $16,127, $1,160,296)	$38,237		$1,299,965
Cash held as collateral for futures	32		—
Interest and dividends receivable	44		1,101
Receivable for capital shares issued	28		2,118
Receivable from Adviser	3		—
Prepaid expenses	13		26
Total Assets	38,357		1,303,210
LIABILITIES:
Payable for investments purchased	—		15,681
Payable for capital shares redeemed	81		4,662
Payable for variation margin on futures contract	—	(a)	—
Accrued expenses and other payables:
Investment advisory fees	14		505
Administration fees	3		108
Custodian fees	4		12
Transfer agent fees	10		156
Chief Compliance Officer fees	—	(a)	2
Trustees' fees	—	(a)	3
Shareholder servicing fees	7		137
12b-1 fees	—		175
Other accrued expenses	1		138
Total Liabilities	120		21,579
NET ASSETS:
Capital	17,436		1,108,482
Accumulated undistributed net investment income	56		384
Accumulated net realized gains (losses) from investments and futures	(1,345)		33,096
Net unrealized appreciation on investments and futures	22,090		139,669
Net Assets	$38,237		$1,281,631
Net Assets
Class A Shares	$21,047		$686,762
Class R Shares	17,190		412,131
Class I Shares	—		182,738
Total	$38,237		$1,281,631
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	977		25,276
Class R Shares	798		15,289
Class I Shares	—		6,726
Total	1,775		47,291
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$21.56		$27.17
Class R Shares	$21.53		$26.96
Class I Shares	$—		$27.17
Maximum sales charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$22.88		$28.83

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Year Ended October 31, 2012

(Amounts in Thousands)

	Stock Index Fund	Established Value Fund
Investment Income:
Interest income	$1	$39
Dividend income	809	19,264
Total Income	810	19,303
Expenses:
Investment advisory fees	96	5,192
Administration fees	52	1,145
Shareholder servicing fees — Class A Shares	30	1,517
Shareholder servicing fees — Class R Shares	46	—
12b-1 fees — Class R Shares	—	1,838
Custodian fees	20	110
Transfer agent fees	7	212
Transfer agent fees — Class A Shares	12	806
Transfer agent fees — Class R Shares	12	231
Transfer agent fees — Class I Shares	—	11
Trustees' fees	5	155
Chief Compliance Officer fees	1	20
Legal and audit fees	8	229
State registration and filing fees	27	63
Other expenses	19	185
Total Expenses	335	11,714
Expenses waived/reimbursed by Adviser	(32)	—
Net Expenses	303	11,714
Net Investment Income	507	7,589
Realized/Unrealized Gains from Investment Transactions and Futures:
Net realized gains from investment transactions	517	32,857
Net realized gains from futures transactions	241	—
Net change in unrealized appreciation/depreciation on investments and futures	3,743	41,116
Net realized/unrealized gains from investments and futures	4,501	73,973
Change in net assets resulting from operations	$5,008	$81,562

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Stock Index Fund		Established Value Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
From Investment Activities:
Operations:
Net investment income	$507	$429	$7,589	$4,183
Net realized gains from investment transactions	517	2,783	32,857	23,670
Net realized gains from futures	241	76	—	—
Net change in unrealized appreciation/ depreciation on investments and futures	3,743	(580)	41,116	430
Change in net assets resulting from operations	5,008	2,708	81,562	28,283
Distributions to Shareholders:
From net investment income:
Class A Shares	(273)	(243)	(4,176)	(2,489)
Class R Shares	(213)	(173)	(1,957)	(1,312)
Class I Shares	—	—	(1,197)	(264)
From net realized gains:
Class A Shares	—	—	(13,155)	(21,690)
Class R Shares	—	—	(8,468)	(17,262)
Class I Shares	—	—	(1,760)	(719)
Change in net assets resulting from distributions to shareholders	(486)	(416)	(30,713)	(43,736)
Change in net assets from capital transactions	(1,431)	(3,000)	394,804	293,413
Change in net assets	3,091	(708)	445,653	277,960
Net Assets:
Beginning of period	35,146	35,854	835,978	558,018
End of period	$38,237	$35,146	$1,281,631	$835,978
Accumulated undistributed net investment income	$56	$35	$384	$324

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Stock Index Fund		Established Value Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
Capital Transactions:
Class A Shares
Proceeds from shares issued	$5,932	$2,686	$357,146	$293,215
Dividends reinvested	261	231	13,748	19,392
Cost of shares redeemed	(5,396)	(7,914)	(183,021)	(133,354)
Total Class A Shares	$797	$(4,997)	$187,873	$179,253
Class R Shares
Proceeds from shares issued	$7,033	$5,995	$169,954	$109,176
Dividends reinvested	210	171	9,459	16,751
Cost of shares redeemed	(9,471)	(4,169)	(87,021)	(66,838)
Total Class R Shares	$(2,228)	$1,997	$92,392	$59,089
Class I Shares
Proceeds from shares issued	$—	$—	$132,416	$60,163
Dividends reinvested	—	—	1,511	880
Cost of shares redeemed	—	—	(19,388)	(5,972)
Total Class I Shares	$—	$—	$114,539	$55,071
Change in net assets from capital transactions	$(1,431)	$(3,000)	$394,804	$293,413
Share Transactions:
Class A Shares
Issued	291	139	13,409	10,944
Reinvested	13	12	534	738
Redeemed	(263)	(404)	(6,831)	(5,006)
Total Class A Shares	41	(253)	7,112	6,676
Class R Shares
Issued	337	305	6,412	4,127
Reinvested	10	9	371	642
Redeemed	(450)	(217)	(3,289)	(2,549)
Total Class R Shares	(103)	97	3,494	2,220
Class I Shares
Issued	—	—	4,907	2,263
Reinvested	—	—	58	34
Redeemed	—	—	(722)	(235)
Total Class I Shares	—	—	4,243	2,062
Change in Shares	(62)	(156)	14,849	10,958

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$19.14	$18.00	$15.74	$14.43	$23.08
Investment Activities:
Net investment income	0.29	0.25	0.22	0.24	0.30
Net realized and unrealized gains (losses) on investments	2.41	1.13	2.26	1.31	(8.65)
Total from Investment Activities	2.70	1.38	2.48	1.55	(8.35)
Distributions:
Net investment income	(0.28)	(0.24)	(0.22)	(0.24)	(0.30)
Total Distributions	(0.28)	(0.24)	(0.22)	(0.24)	(0.30)
Net Asset Value, End of Period	$21.56	$19.14	$18.00	$15.74	$14.43
Total Return (excludes sales charge)	14.19%	7.69%	15.88%	11.07%	(36.53)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,047	$17,921	$21,401	$22,781	$27,759
Ratio of net expenses to average net assets	0.70%	0.71%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	1.44%	1.29%	1.27%	1.73%	1.51%
Ratio of gross expenses to average net assets (a)	0.81%	0.86%	0.74%	0.80%	0.74%
Ratio of net investment income to average net assets (a)	1.30%	1.14%	1.23%	1.63%	1.47%
Portfolio turnover (b)	4%	12%	10%	12%	4%

(a)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Stock Index Fund
	Class R Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$19.12	$17.98	$15.73	$14.42	$23.06
Investment Activities:
Net investment income	0.26	0.21	0.18	0.20	0.26
Net realized and unrealized gains (losses) on investments	2.39	1.14	2.26	1.32	(8.64)
Total from Investment Activities	2.65	1.35	2.44	1.52	(8.38)
Distributions:
Net investment income	(0.24)	(0.21)	(0.19)	(0.21)	(0.26)
Total Distributions	(0.24)	(0.21)	(0.19)	(0.21)	(0.26)
Net Asset Value, End of Period	$21.53	$19.12	$17.98	$15.73	$14.42
Total Return (a)	13.93%	7.49%	15.61%	10.86%	(36.65)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$17,190	$17,225	$14,453	$13,899	$12,832
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.89%	0.90%
Ratio of net investment income to average net assets	1.23%	1.07%	1.06%	1.50%	1.31%
Ratio of gross expenses to average net assets (a)	0.95%	0.94%	0.91%	1.00%	0.93%
Ratio of net investment income to average net assets (a)	1.17%	1.03%	1.05%	1.39%	1.28%
Portfolio turnover (b)	4%	12%	10%	12%	4%

(a)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$25.84	$26.06	$21.69		$17.90	$29.70
Investment Activities:
Net investment income	0.19	0.17	0.13		0.14	0.12
Net realized and unrealized gains (losses) on investments	2.02	1.54	4.73		3.81	(8.61)
Total from Investment Activities	2.21	1.71	4.86		3.95	(8.49)
Distributions:
Net investment income	(0.19)	(0.17)	(0.12)		(0.16)	(0.12)
Net realized gains from investments	(0.69)	(1.76)	(0.37)		—	(3.19)
Total Distributions	(0.88)	(1.93)	(0.49)		(0.16)	(3.31)
Net Asset Value, End of Period	$27.17	$25.84	$26.06		$21.69	$17.90
Total Return (excludes sales charge)	8.75%	6.46%	22.69	%(a)	22.31%	(31.79)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$686,762	$469,365	$299,333		$138,373	$56,715
Ratio of net expenses to average net assets	1.06%	1.07%	1.10%		1.24%	1.12%
Ratio of net investment income to average net assets	0.72%	0.62%	0.57%		0.73%	0.57%
Portfolio turnover (b)	43%	38%	49%		61%	75%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.01% lower.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class R Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$25.64	$25.87	$21.54		$17.77	$29.49
Investment Activities:
Net investment income	0.14	0.12	0.11		0.14	0.08
Net realized and unrealized gains (losses) on investments	2.01	1.53	4.68		3.77	(8.54)
Total from Investment Activities	2.15	1.65	4.79		3.91	(8.46)
Distributions:
Net investment income	(0.14)	(0.12)	(0.09)		(0.14)	(0.07)
Net realized gains from investments	(0.69)	(1.76)	(0.37)		—	(3.19)
Total Distributions	(0.83)	(1.88)	(0.46)		(0.14)	(3.26)
Net Asset Value, End of Period	$26.96	$25.64	$25.87		$21.54	$17.77
Total Return	8.61%	6.28%	22.48	%(a)	22.19%	(31.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$412,131	$302,485	$247,733		$188,522	$165,310
Ratio of net expenses to average net assets	1.23%	1.24%	1.25%		1.31%	1.29%
Ratio of net investment income to average net assets	0.55%	0.47%	0.43%		0.73%	0.33%
Portfolio turnover (b)	43%	38%	49%		61%	75%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.01% lower.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class I Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
Net Asset Value, Beginning of Period	$25.83	$26.04	$23.70
Investment Activities:
Net investment income	0.28	0.23	0.11
Net realized/unrealized gains on investments	2.03	1.56	2.36
Total from Investment Activities	2.31	1.79	2.47
Distributions:
Net investment income	(0.28)	(0.24)	(0.13)
Net realized gains from investments	(0.69)	(1.76)	—
Total Distributions	(0.97)	(2.00)	(0.13)
Net Asset Value, End of Period	$27.17	$25.83	$26.04
Total Return (b)	9.18%	6.81%	10.48	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$182,738	$64,128	$10,952
Ratio of net expenses to average net assets (d)	0.68%	0.70%	0.95%
Ratio of net investment income to average net assets (d)	1.08%	0.95%	0.60%
Ratio of gross expenses to average net assets (d) (e)	0.68%	0.73%	1.07%
Ratio of net investment income to average net assets (d) (e)	1.08%	0.92%	0.48%
Portfolio turnover (f)	43%	38%	49%

(a)  Class I Shares commenced operations on March 1, 2010.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Special Value Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (18.1%):
BorgWarner, Inc. (a)	68,800	$4,528
Dick's Sporting Goods, Inc.	117,000	5,850
Discovery Communications, Inc., Class A (a)	103,100	6,085
Dunkin' Brands Group, Inc.	149,700	4,641
Lennar Corp., Class A	146,300	5,482
LKQ Corp. (a)	340,100	7,105
MGM Resorts International (a)	491,400	5,066
Nordstrom, Inc.	95,900	5,444
Penn National Gaming, Inc. (a)	103,300	4,177
Starwood Hotels & Resorts Worldwide, Inc.	59,350	3,077
Tiffany & Co.	69,750	4,410
		55,865
Consumer Staples (5.7%):
Church & Dwight Co., Inc.	77,100	3,914
Dr Pepper Snapple Group, Inc.	151,100	6,475
J.M. Smucker Co.	83,950	7,189
		17,578
Energy (8.5%):
Cameron International Corp. (a)	106,000	5,368
Concho Resources, Inc. (a)	62,100	5,348
Noble Corp.	126,400	4,770
Oceaneering International, Inc.	117,600	6,154
Range Resources Corp.	67,300	4,399
		26,039
Financials (18.1%):
Affiliated Managers Group, Inc. (a)	55,000	6,957
Arch Capital Group Ltd. (a)	151,300	6,680
Brown & Brown, Inc.	150,200	3,838
Digital Realty Trust, Inc.	54,200	3,329
Essex Property Trust, Inc.	33,700	5,055
Fifth Third Bancorp	366,900	5,331
Jefferies Group, Inc.	300,900	4,285
Lincoln National Corp.	135,800	3,366
SL Green Realty Corp.	81,750	6,156
SunTrust Banks, Inc.	113,900	3,098
TD AMERITRADE Holding Corp.	211,400	3,317
W.R. Berkley Corp.	113,700	4,422
		55,834
Health Care (9.3%):
AmerisourceBergen Corp.	128,100	5,052
Cerner Corp. (a)	80,800	6,156
DENTSPLY International, Inc.	64,500	2,376
Edwards Lifesciences Corp. (a)	30,000	2,605
Perrigo Co.	29,000	3,335
Teleflex, Inc.	39,400	2,677

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
The Cooper Cos., Inc.	66,550	$6,388
		28,589
Industrials (15.3%):
AMETEK, Inc.	276,550	9,831
Graco, Inc.	101,200	4,864
J. B. Hunt Transport Services, Inc.	86,600	5,083
Lincoln Electric Holdings, Inc.	129,300	5,608
MasTec, Inc. (a)	204,400	4,611
MSC Industrial Direct Co., Inc., Class A	87,100	6,498
Owens Corning, Inc. (a)	125,700	4,222
Spirit AeroSystems Holdings, Inc., Class A (a)	226,600	3,542
SPX Corp.	41,600	2,853
		47,112
Information Technology (12.5%):
Altera Corp.	101,400	3,091
Arrow Electronics, Inc. (a)	74,200	2,614
Autodesk, Inc. (a)	52,800	1,681
Cadence Design Systems, Inc. (a)	282,200	3,573
Cavium, Inc. (a)	82,500	2,737
Citrix Systems, Inc. (a)	96,800	5,983
Fiserv, Inc. (a)	39,600	2,968
LSI Logic Corp. (a)	358,600	2,456
Nuance Communications, Inc. (a)	209,000	4,652
Semtech Corp. (a)	141,900	3,543
TIBCO Software, Inc. (a)	204,900	5,166
		38,464
Materials (7.8%):
Airgas, Inc.	68,800	6,121
Albemarle Corp.	31,100	1,714
Carpenter Technology Corp.	86,000	4,180
Crown Holdings, Inc. (a)	150,350	5,751
FMC Corp.	119,150	6,377
		24,143
Utilities (4.1%):
American Water Works Co., Inc.	207,900	7,638
Wisconsin Energy Corp.	133,000	5,117
		12,755
Total Common Stocks (Cost $299,821)		306,379

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Investment Companies (1.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	4,550,650	$4,551
Total Investment Companies (Cost $4,551)		4,551
Total Investments (Cost $304,372) — 100.9%		310,930
Liabilities in excess of other assets — (0.9)%		(2,740)
NET ASSETS — 100.0%		$308,190

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 10/31/12.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Small Company Opportunity Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (93.0%)
Consumer Discretionary (10.4%):
Brunswick Corp.	561,600	$13,248
Cato Corp., Class A	191,500	5,435
Drew Industries, Inc. (a)	198,800	6,296
Group 1 Automotive, Inc.	187,600	11,633
Jack in the Box, Inc. (a)	174,100	4,529
La-Z-Boy, Inc. (a)	653,400	10,598
Maidenform Brands, Inc. (a)	88,413	1,654
Oxford Industries, Inc.	130,743	7,254
Rent-A-Center, Inc.	358,900	11,962
Rush Enterprises, Inc., Class A (a)	773,000	14,687
Skechers USA, Inc., Class A (a)	313,500	5,204
Steiner Leisure Ltd. (a)	335,800	14,748
The Cheesecake Factory, Inc.	334,800	11,069
Wolverine World Wide, Inc.	148,155	6,203
		124,520
Consumer Staples (3.9%):
Casey's General Stores, Inc.	110,900	5,717
Flowers Foods, Inc.	136,700	2,691
Harris Teeter Supermarkets, Inc.	333,800	12,501
Lancaster Colony Corp.	160,700	11,696
Snyders-Lance, Inc.	531,400	13,466
		46,071
Energy (5.1%):
Berry Petroleum Co., Class A	405,900	15,631
C&J Energy Services, Inc. (a)	519,300	10,064
Cloud Peak Energy, Inc. (a)	630,100	13,295
PetroQuest Energy, Inc. (a)	1,242,700	7,581
Superior Energy Services, Inc. (a)	574,000	11,669
Tesco Corp. (a)	231,323	2,038
		60,278
Financials (20.4%):
Alterra Capital Holdings Ltd.	550,900	13,458
American Financial Group, Inc.	241,500	9,370
Arthur J. Gallagher & Co.	213,700	7,574
Brown & Brown, Inc.	539,600	13,787
Columbia Banking System, Inc.	530,200	9,390
Endurance Specialty Holdings Ltd.	225,000	9,124
First American Financial Corp.	174,600	3,972
Healthcare Realty Trust, Inc.	367,600	8,635
Highwoods Properties, Inc.	452,900	14,606
Home BancShares, Inc.	308,600	10,690
IBERIABANK Corp.	235,050	11,703
Independent Bank Corp.	429,300	12,669
Infinity Property & Casualty Corp.	219,800	12,553
LaSalle Hotel Properties	457,300	10,948
Old National Bancorp	680,400	8,348

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
PacWest Bancorp	553,700	$12,458
Primerica, Inc.	310,167	8,765
Prosperity Bancshares, Inc.	404,900	16,949
PS Business Parks, Inc.	190,100	12,191
RLI Corp.	148,300	10,111
Selective Insurance Group, Inc.	723,075	13,370
StanCorp Financial Group, Inc.	119,400	4,101
Stifel Financial Corp. (a)	268,300	8,505
		243,277
Health Care (5.8%):
Charles River Laboratories International, Inc. (a)	337,500	12,596
CONMED Corp.	439,700	12,162
Haemonetics Corp. (a)	116,000	9,477
Merit Medical Systems, Inc. (a)	486,300	7,022
Owens & Minor, Inc.	406,900	11,585
STERIS Corp.	449,400	16,003
		68,845
Industrials (22.2%):
American Science & Engineering, Inc.	99,900	6,352
Astec Industries, Inc. (a)	425,000	12,240
AZZ, Inc.	113,600	4,480
Barnes Group, Inc.	324,400	7,422
Beacon Roofing Supply, Inc. (a)	241,300	7,804
Blount International, Inc. (a)	346,200	4,580
Brady Corp., Class A	298,000	9,167
Carlisle Cos., Inc.	309,284	17,181
Celadon Group, Inc.	464,296	7,940
Commercial Vehicle Group, Inc. (a)	519,900	3,946
EMCOR Group, Inc.	738,000	23,734
Encore Wire Corp.	4,100	127
Esterline Technologies Corp. (a)	137,400	7,940
Forward Air Corp.	272,500	9,093
GATX Corp.	362,800	15,042
Granite Construction, Inc.	515,100	15,561
HNI Corp.	162,100	4,461
John Bean Technologies Corp.	512,600	7,904
Kennametal, Inc.	439,900	15,581
Kforce, Inc. (a)	554,006	6,177
Korn/Ferry International (a)	564,000	7,552
Lincoln Electric Holdings, Inc.	299,100	12,972
LMI Aerospace, Inc. (a)	440,500	8,845
Mueller Industries, Inc.	206,200	9,032
Quanex Building Products Corp.	477,000	9,430
Simpson Manufacturing Co., Inc.	143,900	4,383
Sterling Constructioin Co., Inc. (a)	59,679	531
Tetra Tech, Inc. (a)	367,900	9,543
TriMas Corp. (a)	43,064	1,080
Viad Corp.	369,225	7,831

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Woodward, Inc.	192,700	$6,456
		264,387
Information Technology (14.8%):
Anixter International, Inc.	309,900	18,166
Arris Group, Inc. (a)	800,200	10,995
Benchmark Electronics, Inc. (a)	712,000	10,552
CACI International, Inc., Class A (a)	95,900	4,836
Diebold, Inc.	389,000	11,573
Fairchild Semiconductor International, Inc. (a)	1,228,271	14,445
Microsemi Corp. (a)	807,100	15,496
MKS Instruments, Inc.	621,651	14,690
MTS Systems Corp.	157,689	7,949
QLogic Corp. (a)	669,700	6,282
Rudolph Technologies, Inc. (a)	614,300	5,842
ScanSource, Inc. (a)	354,200	10,360
Synaptics, Inc. (a)	553,285	12,814
Tech Data Corp. (a)	217,600	9,642
Websense, Inc. (a)	760,900	10,059
West Pharmaceutical Services, Inc.	232,750	12,538
		176,239
Materials (7.8%):
A. Schulman, Inc.	410,600	10,536
H.B. Fuller Co.	495,500	15,063
Olin Corp.	556,064	11,533
OM Group, Inc. (a)	224,900	4,550
Sensient Technologies Corp.	422,900	15,385
Silgan Holdings, Inc.	301,100	13,041
Texas Industries, Inc. (a)	248,100	10,700
Worthington Industries, Inc.	551,800	11,930
		92,738
Utilities (2.6%):
ALLETE, Inc.	292,300	12,166
Northwest Natural Gas Co.	251,800	11,716
NorthWestern Corp.	201,800	7,226
		31,108
Total Common Stocks (Cost $995,208)		1,107,463
Exchange-Traded Funds (1.3%)
iShares Russell 2000 Value Index Fund	216,000	15,707
Total Exchange-Traded Funds (Cost $15,543)		15,707

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Investment Companies (6.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	74,746,422	$74,746
Total Investment Companies (Cost $74,746)		74,746
Total Investments (Cost $1,085,497) — 100.6%		1,197,916
Liabilities in excess of other assets — (0.6)%		(7,244)
NET ASSETS — 100.0%		$1,190,672

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 10/31/12.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Large Cap Growth Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (96.1%)
Communications Equipment (3.8%):
Palo Alto Networks, Inc. (a)	6,000	$330
QUALCOMM, Inc.	90,800	5,318
		5,648
Computers & Peripherals (11.0%):
Apple, Inc.	19,900	11,843
EMC Corp. (a)	179,700	4,388
		16,231
Consumer Discretionary (18.0%):
Amazon.com, Inc. (a)	25,850	6,018
Chipotle Mexican Grill, Inc. (a)	11,300	2,876
Lululemon Athletica, Inc. (a)	42,700	2,947
Priceline.com, Inc. (a)	6,200	3,557
Starbucks Corp.	86,225	3,958
Starwood Hotels & Resorts Worldwide, Inc.	56,675	2,939
Tractor Supply Co.	44,575	4,290
		26,585
Energy (6.5%):
Cameron International Corp. (a)	92,200	4,669
Schlumberger Ltd.	71,575	4,976
		9,645
Financials (3.0%):
Affiliated Managers Group, Inc. (a)	34,350	4,345
Health Care (20.6%):
Alexion Pharmaceuticals, Inc. (a)	59,150	5,346
Allergan, Inc.	63,825	5,739
Biogen Idec, Inc. (a)	30,425	4,205
Cerner Corp. (a)	42,350	3,227
Express Scripts Holding Co. (a)	65,350	4,022
Perrigo Co.	45,450	5,227
Vertex Pharmaceuticals, Inc. (a)	54,225	2,616
		30,382
Industrials (9.6%):
Caterpillar, Inc.	43,650	3,702
Fastenal Co.	67,050	2,997
J.B. Hunt Transport Services, Inc.	38,750	2,275
Union Pacific Corp.	42,550	5,235
		14,209
Internet Software & Services (5.7%):
eBay, Inc. (a)	129,600	6,259
LinkedIn Corp., Class A (a)	19,650	2,101
		8,360

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Large Cap Growth Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
IT Services (10.0%):
Cognizant Technology Solutions Corp., Class A (a)	73,250	$4,882
Teradata Corp. (a)	64,250	4,389
Visa, Inc., Class A	39,950	5,544
		14,815
Materials (4.1%):
Monsanto Co.	69,425	5,975
Software (3.8%):
Citrix Systems, Inc. (a)	72,400	4,475
Red Hat, Inc. (a)	22,500	1,106
		5,581
Total Common Stocks (Cost $102,778)		141,776
Investment Companies (3.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.02% (b)	5,489,133	5,489
Total Investment Companies (Cost $5,489)		5,489
Total Investments (Cost $108,267) — 99.8%		147,265
Other assets in excess of liabilities — 0.2%		273
NET ASSETS — 100.0%		$147,538

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 10/31/12.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  October 31, 2012

(Amounts in Thousands, Except Per Share Amounts)

	Special Value Fund	Small Company Opportunity Fund	Large Cap Growth Fund
ASSETS:
Investments, at value (Cost $304,372, $1,085,497, $108,267)	$310,930	$1,197,916	$147,265
Interest and dividends receivable	66	275	37
Receivable for capital shares issued	129	2,072	753
Receivable for investments sold	3,020	1,718	—
Prepaid expenses	14	26	24
Total Assets	314,159	1,202,007	148,079
LIABILITIES:
Payable for investments purchased	3,015	6,961	—
Payable for capital shares redeemed	2,440	2,950	348
Accrued expenses and other payables:
Investment advisory fees	207	797	113
Administration fees	25	100	14
Custodian fees	5	12	2
Transfer agent fees	86	130	10
Chief Compliance Officer fees	1	2	— (a)
Trustees' fees	3	3	1
Shareholder servicing fees	51	85	17
12b-1 fees	57	99	9
Other accrued expenses	79	196	27
Total Liabilities	5,969	11,335	541
NET ASSETS:
Capital	469,908	1,028,569	105,301
Accumulated net investment loss	(390)	(31)	(983)
Accumulated net realized gains (losses) from investments	(167,886)	49,715	4,222
Net unrealized appreciation on investments	6,558	112,419	38,998
Net Assets	$308,190	$1,190,672	$147,538
Net Assets
Class A Shares	$152,428	$405,693	$83,648
Class C Shares	19,693	—	9,187
Class R Shares	90,166	232,234	1,020
Class I Shares	45,903	552,745	53,683
Total	$308,190	$1,190,672	$147,538
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	9,817	12,603	5,457
Class C Shares	1,364	—	644
Class R Shares	5,992	7,472	68
Class I Shares	2,939	17,102	3,487
Total	20,112	37,177	9,656
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$15.53	$32.19	$15.33
Class C Shares (c)	$14.44	$—	$14.29
Class R Shares	$15.05	$31.08	$14.91
Class I Shares	$15.62	$32.32	$15.39
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$16.48	$34.15	$16.27

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.
See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Year Ended October 31, 2012

(Amounts in Thousands)

	Special Value Fund	Small Company Opportunity Fund	Large Cap Growth Fund
Investment Income:
Interest income	$6	$32	$3
Dividend income	6,384	14,823	942
Total Income	6,390	14,855	945
Expenses:
Investment advisory fees	3,655	8,140	1,291
Administration fees	526	1,073	184
Shareholder servicing fees — Class A Shares	613	907	229
12b-1 fees — Class C Shares	237	—	81
12b-1 fees — Class R Shares	612	1,070	5
Custodian fees	59	112	23
Transfer agent fees	97	198	33
Transfer agent fees — Class A Shares	277	473	42
Transfer agent fees — Class C Shares	56	—	3
Transfer agent fees — Class R Shares	197	224	2
Transfer agent fees — Class I Shares	13	43	7
Trustees' fees	76	146	25
Chief Compliance Officer fees	10	19	3
Legal and audit fees	93	210	36
State registration and filing fees	68	66	80
Other expenses	120	300	50
Total Expenses	6,709	12,981	2,094
Expenses waived/reimbursed by Adviser	(7)	—	(31)
Net Expenses	6,702	12,981	2,063
Net investment income (loss)	(312)	1,874	(1,118)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	102,200	55,507	7,906
Net realized gains from redemptions in-kind	7,383	—	—
Net change in unrealized appreciation/depreciation on investments	(79,789)	16,833	4,785
Net realized/unrealized gains (losses) from investments	29,794	72,340	12,691
Change in net assets resulting from operations	$29,482	$74,214	$11,573

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
From Investment Activities:
Operations:
Net investment income (loss)	$(312)	$(417)	$1,874	$1,979	$(1,118)	$(1,083)
Net realized gains from investment transactions	102,200	163,509	55,507	47,775	7,906	933
Net realized gains from redemptions in-kind	7,383	—	—	—	—	—
Net change in unrealized appreciation/depreciation on investments	(79,789)	(147,254)	16,833	12,629	4,785	4,382
Change in net assets resulting from operations	29,482	15,838	74,214	62,383	11,573	4,232
Distributions to Shareholders:
From net investment income:
Class A Shares	—	(396)	(552)	(475)	—	—
Class R Shares	—	—	(226)	(250)	—	—
Class I Shares (a)	—	(384)	(1,960)	(1,352)	—	—
From net realized gains:
Class A Shares	—	—	(1,205)	—	(1,226)	—
Class C Shares	—	—	—	—	(86)	—
Class R Shares	—	—	(756)	—	(11)	—
Class I Shares (a)	—	—	(1,427)	—	(804)	—
Change in net assets resulting from distributions to shareholders	—	(780)	(6,126)	(2,077)	(2,127)	—
Change in net assets from capital transactions	(441,815)	(401,638)	292,290	92,400	(30,457)	38,867
Change in net assets	(412,333)	(386,580)	360,378	152,706	(21,011)	43,099
Net Assets:
Beginning of period	720,523	1,107,103	830,294	677,588	168,549	125,450
End of period	$308,190	$720,523	$1,190,672	$830,294	$147,538	$168,549
Accumulated undistributed net investment income (loss)	$(390)	$(51)	$(31)	$124	$(983)	$(3)

(a)  Class I Shares of Large Cap Growth commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
Capital Transactions:
Class A Shares
Proceeds from shares issued	$34,413	$140,192	$237,847	$155,203	$46,538	$84,860
Dividends reinvested	—	341	1,437	378	714	—
Cost of shares redeemed	(286,571)	(492,194)	(154,100)	(140,216)	(63,057)	(116,889)
Total Class A Shares	$(252,158)	$(351,661)	$85,184	$15,365	$(15,805)	$(32,029)
Class C Shares
Proceeds from shares issued	$2,936	$5,493	$—	$—	$4,266	$3,875
Dividends reinvested	—	—	—	—	69	—
Cost of shares redeemed	(11,228)	(15,508)	—	—	(1,804)	(1,539)
Total Class C Shares	$(8,292)	$(10,015)	$—	$—	$2,531	$2,336
Class R Shares
Proceeds from shares issued	$16,187	$40,016	$79,752	$79,738	$242	$1,134
Dividends reinvested	—	—	886	216	10	—
Cost of shares redeemed	(78,540)	(76,479)	(49,127)	(54,096)	(276)	(743)
Total Class R Shares	$(62,353)	$(36,463)	$31,511	$25,858	$(24)	$391
Class I Shares (a)
Proceeds from shares issued	$11,993	$70,367	$280,113	$137,185	$45,660	$76,252
Dividends reinvested	—	302	2,973	1,244	733	—
Cost of shares redeemed	(131,005)	(74,168)	(107,491)	(87,252)	(63,552)	(8,083)
Total Class I Shares	$(119,012)	$(3,499)	$175,595	$51,177	$(17,159)	$68,169
Change in net assets from capital transactions	$(441,815)	$(401,638)	$292,290	$92,400	$(30,457)	$38,867
Share Transactions:
Class A Shares
Issued	2,250	8,732	7,465	5,224	3,073	5,632
Reinvested	—	20	47	12	51	—
Redeemed	(18,753)	(30,799)	(4,837)	(4,673)	(4,157)	(7,817)
Total Class A Shares	(16,503)	(22,047)	2,675	563	(1,033)	(2,185)
Class C Shares
Issued	203	360	—	—	293	270
Reinvested	—	—	—	—	5	—
Redeemed	(778)	(1,029)	—	—	(124)	(109)
Total Class C Shares	(575)	(669)	—	—	174	161
Class R Shares
Issued	1,082	2,576	2,591	2,743	16	75
Reinvested	—	—	30	7	1	—
Redeemed	(5,256)	(4,924)	(1,614)	(1,851)	(19)	(55)
Total Class R Shares	(4,174)	(2,348)	1,007	899	(2)	20
Class I Shares (a)
Issued	765	4,271	8,747	4,552	2,919	5,090
Reinvested	—	18	96	43	52	—
Redeemed	(8,543)	(4,676)	(3,365)	(2,971)	(4,016)	(558)
Total Class I Shares	(7,778)	(387)	5,478	1,624	(1,045)	4,532
Change in Shares	(29,030)	(25,451)	9,160	3,086	(1,906)	2,528

(a)  Class I Shares of Large Cap Growth commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$14.77	$14.93		$12.25		$10.78	$20.21
Investment Activities:
Net investment income (loss)	(0.01)	(0.01)		0.01		0.06	0.04
Net realized and unrealized gains (losses) on investments	0.77	(0.14	)(a)	2.69		1.46	(8.42)
Total from Investment Activities	0.76	(0.15)		2.70		1.52	(8.38)
Distributions:
Net investment income	—	(0.01)		(0.02)		(0.05)	(0.03)
Net realized gains from investments	—	—		—		—	(1.02)
Total Distributions	—	(0.01)		(0.02)		(0.05)	(1.05)
Net Asset Value, End of Period	$15.53	$14.77		$14.93		$12.25	$10.78
Total Return (excludes sales charge)	5.15%	(1.02)%		22.04	%(b)	14.21%	(43.55)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$152,428	$388,846		$722,165		$711,887	$666,860
Ratio of net expenses to average net assets	1.30%	1.19%		1.18%		1.24%	1.17%
Ratio of net investment income (loss) to average net assets	(0.02)%	—	%(c)	0.08%		0.52%	0.25%
Portfolio turnover (d)	87%	93%		97%		165%	188%

(a)  The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.01% lower.

(c)  Rounds to less than 0.01%

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$13.86	$14.13		$11.70		$10.34	$19.56
Investment Activities:
Net investment loss	(0.17)	(0.14	)(a)	(0.13)		(0.05)	(0.10)
Net realized and unrealized gains (losses) on investments	0.75	(0.13	)(b)	2.56		1.41	(8.10)
Total from Investment Activities	0.58	(0.27)		2.43		1.36	(8.20)
Distributions:
Net investment income	—	—		—	(c)	—	— (c)
Net realized gains from investments	—	—		—		—	(1.02)
Total Distributions	—	—		—	(c)	—	(1.02)
Net Asset Value, End of Period	$14.44	$13.86		$14.13		$11.70	$10.34
Total Return (excludes contingent deferred sales charge)	4.18%	(1.91)%		20.78	%(d)	13.15%	(44.05)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$19,693	$26,874		$36,852		$38,335	$39,543
Ratio of net expenses to average net assets	2.20%	2.11%		2.16%		2.19%	2.13%
Ratio of net investment loss to average net assets	(0.96)%	(0.93)%		(0.90)%		(0.42)%	(0.72)%
Ratio of gross expenses to average net assets (e)	2.23%	2.11%		2.16%		2.28%	2.13%
Ratio of net investment loss to average net assets (e)	(1.00)%	(0.93)%		(0.90)%		(0.51)%	(0.72)%
Portfolio turnover (f)	87%	93%		97%		165%	188%

(a)  Calculated using average shares for the period.

(b)  The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Less than $0.01 per share.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.01% lower.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class R Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$14.36	$14.55		$11.96		$10.54	$19.82
Investment Activities:
Net investment income (loss)	(0.07)	(0.06)		(0.03)		0.01	(0.02)
Net realized and unrealized gains (losses) on investments	0.76	(0.13	)(a)	2.62		1.43	(8.23)
Total from Investment Activities	0.69	(0.19)		2.59		1.44	(8.25)
Distributions:
Net investment income	—	—		—	(b)	(0.02)	(0.01)
Net realized gains from investments	—	—		—		—	(1.02)
Total Distributions	—	—		—	(b)	(0.02)	(1.03)
Net Asset Value, End of Period	$15.05	$14.36		$14.55		$11.96	$10.54
Total Return	4.81%	(1.31)%		21.67	%(c)	13.70%	(43.73)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$90,166	$145,987		$182,091		$147,811	$99,985
Ratio of net expenses to average net assets	1.59%	1.51%		1.49%		1.61%	1.56%
Ratio of net investment income (loss) to average net assets	(0.35)%	(0.34)%		(0.24)%		0.09%	(0.15)%
Portfolio turnover (d)	87%	93%		97%		165%	188%

(a)  The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Less than $0.01 per share.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.01% lower.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class I Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$14.82	$14.95		$12.27		$10.79	$20.22
Investment Activities:
Net investment income	0.05 (a)	0.05		0.06		0.09	0.09
Net realized and unrealized gains (losses) on investments	0.75	(0.14	)(b)	2.68		1.47	(8.41)
Total from Investment Activities	0.80	(0.09)		2.74		1.56	(8.32)
Distributions:
Net investment income	—	(0.04)		(0.06)		(0.08)	(0.09)
Net realized gains from investments	—	—		—		—	(1.02)
Total Distributions	—	(0.04)		(0.06)		(0.08)	(1.11)
Net Asset Value, End of Period	$15.62	$14.82		$14.95		$12.27	$10.79
Total Return	5.40%	(0.66)%		22.38	%(c)	14.64%	(43.35)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$45,903	$158,816		$165,995		$143,755	$123,612
Ratio of net expenses to average net assets	0.95%	0.87%		0.86%		0.87%	0.85%
Ratio of net investment income to average net assets	0.35%	0.29%		0.40%		0.84%	0.57%
Portfolio turnover (d)	87%	93%		97%		165%	188%

(a)  Calculated using average shares for the period.

(b)  The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$29.82	$27.35	$22.70	$19.76	$29.09
Investment Activities:
Net investment income	0.03	0.05	0.03	0.03	0.03
Net realized and unrealized gains (losses) on investments	2.51	2.47	4.63	2.96	(7.83)
Total from Investment Activities	2.54	2.52	4.66	2.99	(7.80)
Distributions:
Net investment income	(0.05)	(0.05)	(0.01)	(0.05)	(0.02)
Net realized gains from investments	(0.12)	—	—	—	(1.51)
Total Distributions	(0.17)	(0.05)	(0.01)	(0.05)	(1.53)
Net Asset Value, End of Period	$32.19	$29.82	$27.35	$22.70	$19.76
Total Return (excludes sales charge)	8.56%	9.23%	20.54%	15.21%	(28.13)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$405,693	$296,044	$256,084	$195,106	$166,798
Ratio of net expenses to average net assets	1.38%	1.40%	1.43%	1.57%	1.53%
Ratio of net investment income to average net assets	0.08%	0.15%	0.12%	0.16%	0.10%
Portfolio turnover (a)	41%	44%	66%	93%	115%

(a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class R Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$28.84	$26.50	$22.03	$19.19	$28.31
Investment Activities:
Net investment income (loss)	(0.03)	(0.02)	(0.02)	0.02	—	(a)
Net realized and unrealized gains (losses) on investments	2.43	2.40	4.49	2.87	(7.61)
Total from Investment Activities	2.40	2.38	4.47	2.89	(7.61)
Distributions:
Net investment income	(0.04)	(0.04)	— (a)	(0.05)	—	(a)
Net realized gains from investments	(0.12)	—	—	—	(1.51)
Total Distributions	(0.16)	(0.04)	— (a)	(0.05)	(1.51)
Net Asset Value, End of Period	$31.08	$28.84	$26.50	$22.03	$19.19
Total Return	8.33%	8.99%	20.31%	15.14%	(28.21)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$232,234	$186,467	$147,459	$114,220	$81,279
Ratio of net expenses to average net assets	1.61%	1.60%	1.63%	1.65%	1.62%
Ratio of net investment income (loss) to average net assets	(0.15)%	(0.06)%	(0.07)%	0.07%	—	(b)%
Portfolio turnover (c)	41%	44%	66%	93%	115%

(a)  Less than $0.01 per share.

(b)  Rounds to less than 0.01%.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class I Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$29.92	$27.41	$22.73	$19.78	$29.10
Investment Activities:
Net investment income	0.15	0.16	0.11	0.12	0.13
Net realized and unrealized gains (losses) on investments	2.52	2.48	4.66	2.96	(7.83)
Total from Investment Activities	2.67	2.64	4.77	3.08	(7.70)
Distributions:
Net investment income	(0.15)	(0.13)	(0.09)	(0.13)	(0.11)
Net realized gains from investments	(0.12)	—	—	—	(1.51)
Total Distributions	(0.27)	(0.13)	(0.09)	(0.13)	(1.62)
Net Asset Value, End of Period	$32.32	$29.92	$27.41	$22.73	$19.78
Total Return	8.95%	9.63%	21.00%	15.80%	(27.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$552,745	$347,783	$274,045	$97,555	$90,242
Ratio of net expenses to average net assets	1.02%	1.04%	1.05%	1.11%	1.04%
Ratio of net investment income to average net assets	0.43%	0.50%	0.53%	0.66%	0.61%
Portfolio turnover (a)	41%	44%	66%	93%	115%

(a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$14.61	$13.91	$11.30	$9.95	$16.80
Investment Activities:
Net investment loss	(0.12)	(0.12)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gains (losses) on investments	1.02	0.82	2.67	1.40	(6.80)
Total from Investment Activities	0.90	0.70	2.61	1.35	(6.85)
Distributions:
Net realized gains from investments	(0.18)	—	—	—	—
Total Distributions	(0.18)	—	—	—	—
Net Asset Value, End of Period	$15.33	$14.61	$13.91	$11.30	$9.95
Total Return (excludes sales charge)	6.31%	5.03%	23.10%	13.57%	(40.77)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$83,648	$94,814	$120,697	$63,497	$8,119
Ratio of net expenses to average net assets	1.29%	1.23%	1.25%	1.26%	1.39%
Ratio of net investment loss to average net assets	(0.74)%	(0.68)%	(0.65)%	(0.59)%	(0.60)%
Ratio of gross expenses to average net assets (a)	1.29%	1.23%	1.25%	1.26%	1.50%
Ratio of net investment loss to average net assets (a)	(0.74)%	(0.68)%	(0.65)%	(0.59)%	(0.71)%
Portfolio turnover (b)	77%	82%	51%	92%	131%

(a)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class C Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$13.74	$13.19	$10.81	$9.59	$16.32
Investment Activities:
Net investment loss	(0.19)	(0.19)	(0.16)	(0.10)	(0.19)
Net realized and unrealized gains (losses) on investments	0.92	0.74	2.54	1.32	(6.54)
Total from Investment Activities	0.73	0.55	2.38	1.22	(6.73)
Distributions:
Net realized gains from investments	(0.18)	—	—	—	—
Total Distributions	(0.18)	—	—	—	—
Net Asset Value, End of Period	$14.29	$13.74	$13.19	$10.81	$9.59
Total Return (excludes contingent deferred sales charge)	5.46%	4.17%	22.02%	12.72%	(41.24)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,187	$6,462	$4,072	$2,746	$1,183
Ratio of net expenses to average net assets	2.10%	2.10%	2.10%	2.10%	2.10%
Ratio of net investment loss to average net assets	(1.54)%	(1.58)%	(1.48)%	(1.45)%	(1.35)%
Ratio of gross expenses to average net assets (a)	2.15%	2.15%	2.29%	2.66%	2.75%
Ratio of net investment loss to average net assets (a)	(1.60)%	(1.63)%	(1.67)%	(1.99)%	(2.00)%
Portfolio turnover (b)	77%	82%	51%	92%	131%

(a)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class R Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$14.27	$13.65	$11.13	$9.83	$16.65
Investment Activities:
Net investment loss	(0.16)	(0.20)	(0.16)	(0.10)	(0.07)
Net realized and unrealized gains (losses) on investments	0.98	0.82	2.68	1.40	(6.75)
Total from Investment Activities	0.82	0.62	2.52	1.30	(6.82)
Distributions:
Net realized gains from investments	(0.18)	—	—	—	—
Total Distributions	(0.18)	—	—	—	—
Net Asset Value, End of Period	$14.91	$14.27	$13.65	$11.13	$9.83
Total Return	5.89%	4.54%	22.64%	13.22%	(40.96)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,020	$1,005	$681	$662	$695
Ratio of net expenses to average net assets	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets	(1.11)%	(1.12)%	(1.02)%	(0.94)%	(0.87)%
Ratio of gross expenses to average net assets (a)	2.79%	2.35%	2.84%	3.20%	3.28%
Ratio of net investment loss to average net assets (a)	(2.25)%	(1.82)%	(2.21)%	(2.49)%	(2.50)%
Portfolio turnover (b)	77%	82%	51%	92%	131%

(a)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class I Shares
	Year Ended October 31, 2012	Period Ended October 31, 2011(a)
Net Asset Value, Beginning of Period	$14.62	$15.46
Investment Activities:
Net investment loss	(0.09)	(0.04)
Net realized and unrealized gains (losses) on investments	1.04	(0.80)
Total from Investment Activities	0.95	(0.84)
Distributions:
Net realized gains from investments	(0.18)	—
Total Distributions	(0.18)	—
Net Asset Value, End of Period	$15.39	$14.62
Total Return (b)	6.65%	(5.43)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$53,683	$66,268
Ratio of net expenses to average net assets (c)	0.97%	1.02%
Ratio of net investment loss to average net assets (c)	(0.42)%	(0.56)%
Ratio of gross expenses to average net assets (c) (d)	1.00%	1.02%
Ratio of net investment loss to average net assets (c) (d)	(0.45)%	(0.56)%
Portfolio turnover (e)	77%	82%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Balanced Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations (0.9%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73% (a), 5/10/45	$45	$52
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49	25	28
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	45	46
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	50	52
Total Collateralized Mortgage Obligations (Cost $168)		178
Common Stocks (67.4%)
Consumer Discretionary (14.7%):
CarMax, Inc. (b)	6,890	233
CBS Corp., Class B	7,430	241
Comcast Corp., Class A	9,100	341
Costco Wholesale Corp.	2,610	257
DIRECTV (b)	1,660	85
General Motors Co. (b)	9,120	233
Las Vegas Sands Corp.	2,870	133
Lowe's Cos., Inc.	7,893	256
Starbucks Corp.	5,000	229
Target Corp.	3,710	236
The Walt Disney Co.	2,690	132
Tiffany & Co.	1,220	77
Viacom, Inc., Class B	6,940	356
		2,809
Consumer Staples (6.3%):
Anheuser-Busch InBev NV, Sponsored ADR	2,950	247
Kraft Foods Group, Inc. (b)	3,177	144
Mondelez International, Inc., Class A	6,263	166
PepsiCo, Inc.	2,770	192
The Procter & Gamble Co.	6,640	460
		1,209
Energy (5.8%):
Anadarko Petroleum Corp.	3,508	242
Apache Corp.	2,170	180
Halliburton Co.	7,440	240
Occidental Petroleum Corp.	2,510	198
Schlumberger Ltd.	3,556	247
		1,107
Financials (11.3%):
Citigroup, Inc.	6,990	261
CME Group, Inc.	2,120	119
JPMorgan Chase & Co.	9,780	408
MetLife, Inc.	10,650	378
The Goldman Sachs Group, Inc.	2,230	273
U.S. Bancorp	7,300	242

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares or Principal Amount	Value
Wells Fargo & Co.	14,400	$485
		2,166
Health Care (9.3%):
Express Scripts Holding Co. (b)	5,840	360
Johnson & Johnson	5,320	377
Medtronic, Inc.	6,790	282
Merck & Co., Inc.	5,900	269
Pfizer, Inc.	19,900	495
		1,783
Industrials (7.4%):
ABB Ltd., Sponsored ADR	7,900	143
Boeing Co.	4,000	282
Cummins, Inc.	1,520	142
Danaher Corp.	4,600	238
General Dynamics Corp.	2,430	165
Honeywell International, Inc.	2,200	135
United Parcel Service, Inc., Class B	1,820	133
W.W. Grainger, Inc.	930	187
		1,425
Information Technology (11.3%):
Agilent Technologies, Inc.	3,250	117
Altera Corp.	4,500	137
Apple, Inc.	960	571
Cognizant Technology Solutions Corp., Class A (b)	2,940	196
eBay, Inc. (b)	3,490	169
Google, Inc., Class A (b)	425	289
Microsoft Corp.	7,040	201
NetApp, Inc. (b)	4,640	125
TE Connectivity Ltd.	5,370	173
Visa, Inc., Class A	1,400	194
		2,172
Materials (1.3%):
Monsanto Co.	1,400	120
The Dow Chemical Co.	4,050	119
		239
Total Common Stocks (Cost $11,989)		12,910
Corporate Bonds (8.1%)
Consumer Discretionary (0.7%):
CBS Corp., 7.88%, 7/30/30	$5	7
Comcast Corp. 4.95%, 6/15/16	5	6
5.15%, 3/1/20	5	6
6.45%, 3/15/37	5	7
Conoco, Inc., 6.95%, 4/15/29	5	7
Ford Motor Co., 7.45%, 7/16/31	5	6
McDonald's Corp., 3.63%, 5/20/21, MTN	5	6
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
News America, Inc. 6.90%, 3/1/19	$5	$6
4.50%, 2/15/21	5	6
6.20%, 12/15/34	4	5
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100	5	5
Princeton University, 5.70%, 3/1/39	5	7
Target Corp., 1.13%, 7/18/14	5	5
The Home Depot, Inc., 5.40%, 3/1/16	5	6
The Walt Disney Co., 2.75%, 8/16/21	5	5
Thomson Reuters Corp., 5.70%, 10/1/14	5	5
Time Warner Cable, Inc. 5.85%, 5/1/17	5	6
4.00%, 9/1/21, Callable 6/1/21 @ 100	5	6
Time Warner, Inc. 5.88%, 11/15/16	5	6
6.50%, 11/15/36	5	6
Wells Fargo & Co., 5.13%, 9/15/16	10	11
Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	5	5
		135
Consumer Staples (0.6%):
Altria Group, Inc., 4.75%, 5/5/21	10	12
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	5	6
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 11/15/14	5	6
4.38%, 2/15/21	5	6
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	5	7
Kimberly-Clark Corp., 6.25%, 7/15/18	5	6
Kraft Foods, Inc. 5.25%, 10/1/13	5	5
6.13%, 2/1/18	5	6
PepsiCo, Inc., 5.50%, 1/15/40	10	13
Procter & Gamble Co. 4.95%, 8/15/14	5	5
5.80%, 8/15/34	5	7
The Kroger Co., 6.15%, 1/15/20	5	6
Wal-Mart Stores, Inc. 3.63%, 7/8/20	10	11
5.25%, 9/1/35	10	13
		109
Energy (0.7%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	5	7
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	5	6
Canadian Natural Resources Ltd., 5.70%, 5/15/17	5	6
ConocoPhillips Co., 4.60%, 1/15/15	5	6
Devon Energy Corp., 2.40%, 7/15/16, Callable 6/15/16 @ 100	5	5
Duke Energy Carolinas LLC, 3.90%, 6/15/21, Callable 3/15/21 @ 100	10	11
Energy Transfer Partners LP, 5.95%, 2/1/15	5	6
Halliburton Co., 6.15%, 9/15/19	10	13
Hess Corp., 5.60%, 2/15/41	5	6

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	$10	$13
Occidental Petroleum Corp., 2.70%, 2/15/23, Callable 11/15/22 @ 100	5	5
Pemex Project Funding Master Trust, 5.75%, 3/1/18	5	6
Shell International Finance BV, 4.30%, 9/22/19	5	6
Statoil ASA, 3.15%, 1/23/22	5	5
Suncor Energy, Inc., 6.50%, 6/15/38	5	7
Total Capital Canada Ltd., 1.63%, 1/28/14	5	5
TransCanada PipeLines Ltd., 3.80%, 10/1/20	10	11
Transocean, Inc., 6.80%, 3/15/38	5	6
Valero Energy Corp., 6.13%, 2/1/20	5	6
		136
Financials (3.1%):
Aflac, Inc., 3.45%, 8/15/15	5	5
American Express Co., 7.00%, 3/19/18	10	13
American International Group, Inc. 6.40%, 12/15/20	5	6
Series G, 5.85%, 1/16/18, MTN	5	6
Asian Development Bank, Series G, 0.88%, 6/10/14, MTN	10	10
Bank of America Corp. 3.88%, 3/22/17	5	5
5.65%, 5/1/18	10	12
5.63%, 7/1/20	10	12
Bank of Nova Scotia, 4.38%, 1/13/21	5	6
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	5	5
Berkshire Hathaway, Inc., 3.75%, 8/15/21	5	6
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	5	5
BlackRock, Inc., Series 2, 5.00%, 12/10/19	5	6
Boeing Capital Corp., 2.90%, 8/15/18, Callable 7/15/18 @ 100	10	11
BP Capital Markets PLC 3.13%, 10/1/15	5	5
3.25%, 5/6/22	5	5
Capital One Financial Corp., 4.75%, 7/15/21	5	6
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	5	5
Citigroup, Inc. 4.75%, 5/19/15	10	11
6.13%, 11/21/17	15	18
Credit Suisse USA, Inc., 4.88%, 1/15/15	10	11
Deutsche Telekom International Finance BV, 8.75% (c), 6/15/30	5	8
Enterprise Products Partners LP, 6.50%, 1/31/19	5	6
ERP Operating LP, 5.75%, 6/15/17	5	6
European Investment Bank 2.38%, 3/14/14	5	5
5.13%, 9/13/16	20	23
2.88%, 9/15/20	5	5
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	10	11
General Electric Capital Corp. 2.95%, 5/9/16	5	5
5.63%, 5/1/18	15	18
Series A, 6.15%, 8/7/37, MTN	5	6

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc. 5.75%, 10/1/16	$15	$17
5.75%, 1/24/22	5	6
6.25%, 2/1/41	10	12
HCP, Inc., 3.75%, 2/1/16	5	5
HSBC Finance Corp., 5.00%, 6/30/15	5	6
HSBC Holdings PLC, 4.88%, 1/14/22	5	6
Inter-American Development Bank, 4.50%, 9/15/14	10	11
International Bank for Reconstruction & Development, 2.13%, 3/15/16	10	11
International Finance Corp., Series G, 2.13%, 11/17/17, MTN	5	5
John Deere Capital Corp., 2.25%, 4/17/19	5	5
JPMorgan Chase & Co. 2.60%, 1/15/16	20	21
6.40%, 5/15/38	15	20
KFW 4.13%, 10/15/14	10	11
2.00%, 6/1/16	5	5
4.00%, 1/27/20	10	12
Korea Developmental Bank, 5.75%, 9/10/13	15	16
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	7	8
MetLife, Inc. 5.00%, 11/24/13	5	5
5.70%, 6/15/35	5	6
Morgan Stanley 2.88%, 1/24/14	15	15
3.80%, 4/29/16	5	5
Nordic Investment Bank, 1.00%, 3/7/17	5	5
Orix Corp., 4.71%, 4/27/15	5	5
Petrobras International Finance Co., 5.38%, 1/27/21	10	11
PNC Funding Corp., 5.13%, 2/8/20	5	6
Prudential Financial, Inc. 5.10%, 9/20/14, MTN	5	5
Series D, 6.63%, 12/1/37, MTN	5	7
Rio Tinto Finance USA PLC, 4.75%, 3/22/42, Callable 9/22/41 @ 100	10	11
Simon Property Group LP, 4.38%, 3/1/21, Callable 12/1/20 @ 100	10	11
SLM Corp., 7.25%, 1/25/22, MTN	5	6
Swedish Export Credit Corp., 2.13%, 7/13/16	5	5
The Allstate Corp., 5.00%, 8/15/14	5	5
The Bank of New York Mellon Corp., 5.13%, 8/27/13, MTN	10	10
The Western Union Co., 3.65%, 8/22/18	5	6
Toyota Motor Credit Corp., 4.25%, 1/11/21, MTN	5	6
U.S. Bank N.A., 4.80%, 4/15/15	10	11
UBS AG Stamford CT, 5.88%, 12/20/17	5	6
Wachovia Corp., 5.25%, 8/1/14	10	11
Westpac Banking Corp., 4.88%, 11/19/19	5	6
		603
Foreign Government (0.6%):
Federal Republic of Brazil 7.88%, 3/7/15	5	6
8.88%, 4/15/24	7	11

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
7.13%, 1/20/37	$5	$8
Province of British Columbia, 2.65%, 9/22/21	5	5
Province of Ontario 0.95%, 5/26/15	10	10
4.00%, 10/7/19	10	11
Province of Quebec, 7.50%, 9/15/29	20	31
Republic of Poland, 5.00%, 3/23/22	5	6
United Mexican States 5.88%, 2/17/14	5	5
Series A, 6.05%, 1/11/40, MTN	5	7
Series E, 5.95%, 3/19/19, MTN	10	12
		112
Health Care (0.5%):
Abbott Laboratories, 5.30%, 5/27/40	5	7
Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	10	11
AstraZeneca PLC, 5.90%, 9/15/17	5	6
Boston Scientific Corp., 7.38%, 1/15/40	5	7
Cardinal Health, Inc., 5.85%, 12/15/17	5	6
Medtronic, Inc. 3.00%, 3/15/15	5	5
4.45%, 3/15/20	5	6
Novartis Capital Corp., 4.13%, 2/10/14	5	5
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	5	5
UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	5	6
WellPoint, Inc., 5.95%, 12/15/34	6	7
Wyeth, 6.50%, 2/1/34	5	7
Wyeth LLC, 5.50%, 2/15/16	10	12
		90
Industrials (0.4%):
Burlington Northern Santa Fe, Inc. 5.75%, 3/15/18	5	6
3.45%, 9/15/21, Callable 6/15/21 @ 100	5	5
Caterpillar, Inc., 6.05%, 8/15/36	5	7
Continental Airlines, Inc., Series A, 4.75%, 7/12/22	5	5
CSX Corp., 6.15%, 5/1/37	5	6
General Electric Co., 5.25%, 12/6/17	5	6
Honeywell International, Inc., 4.25%, 3/1/21	5	6
Lockheed Martin Corp., 5.50%, 11/15/39	5	6
United Parcel Service, Inc., 5.13%, 4/1/19	5	6
United Technologies Corp. 5.38%, 12/15/17	5	6
6.13%, 7/15/38	5	7
Waste Management, Inc., 4.60%, 3/1/21	5	6
		72
Information Technology (0.3%):
America Movil SAB de CV, 5.00%, 3/30/20	5	6
Cisco Systems, Inc. 5.50%, 2/22/16	5	6
4.45%, 1/15/20	5	6

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Hewlett-Packard Co. 6.13%, 3/1/14	$5	$5
3.00%, 9/15/16	5	5
IBM Corp. 0.55%, 2/6/15	5	5
5.60%, 11/30/39	10	13
Microsoft Corp., 4.20%, 6/1/19	5	6
Oracle Corp., 5.75%, 4/15/18	5	6
		58
Materials (0.4%):
Alcoa, Inc., 6.75%, 7/15/18	5	6
ArcelorMittal, 4.00%, 8/5/15	10	10
CRH America, Inc., 5.75%, 1/15/21	5	5
E.I. du Pont de Nemours & Co. 1.95%, 1/15/16	5	5
6.00%, 7/15/18	5	6
Eastman Chemical Co., 7.60%, 2/1/27	6	8
International Paper Co., 7.50%, 8/15/21	5	7
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	10	13
The Dow Chemical Co. 8.55%, 5/15/19	5	7
7.38%, 11/1/29	5	7
		74
Telecommunication Services (0.3%):
AT&T, Inc. 5.10%, 9/15/14	5	6
2.40%, 8/15/16	5	5
5.80%, 2/15/19	5	6
6.30%, 1/15/38	5	7
CenturyLink, Inc., Series T, 5.80%, 3/15/22	5	5
Verizon Communications, Inc. 5.55%, 2/15/16	5	6
5.85%, 9/15/35	10	13
Vodafone Group PLC 5.00%, 12/16/13	5	5
5.63%, 2/27/17	5	6
6.15%, 2/27/37	5	7
		66
Utilities (0.5%):
Dominion Resources, Inc. Series A, 5.60%, 11/15/16	5	6
Series A, 4.45%, 3/15/21	5	6
Series C, 5.15%, 7/15/15	5	5
Duke Energy Carolinas LLC, 4.25%, 12/15/41	5	6
Exelon Corp., 4.90%, 6/15/15	5	5
FirstEnergy Corp., Series C, 7.38%, 11/15/31	5	7
Hydro-Quebec, 8.40%, 1/15/22	5	7
MidAmerican Energy Holdings, 6.50%, 9/15/37	10	14

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount		Value
Pacific Gas & Electric Co. 4.80%, 3/1/14	$6		$6
6.05%, 3/1/34	3		4
PacifiCorp, 6.00%, 1/15/39	5		7
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	5		6
Sempra Energy, 6.00%, 10/15/39	5		6
Southern California Edison Co., 5.63%, 2/1/36	3		4
			89
Total Corporate Bonds (Cost $1,430)			1,544
Municipal Bonds (0.1%)
California (0.1%):
State, Build America Bonds, GO, 7.55%, 4/1/39	10		14
Illinois (0.0%):
State Taxable Pension, GO, 5.10%, 6/1/33	10		10
New Jersey (0.0%):
State Transportation Trust Fund Authority, Build America Bonds Revenue, Series B, 6.56%, 12/15/40	5		7
Total Municipal Bonds (Cost $29)			31
U.S. Government Agency Securities (1.6%)
Federal Home Loan Mortgage Corp. 3.75%, 3/27/19	15		17
6.75%, 9/15/29	15		23
Federal National Mortgage Assoc. 2.50%, 5/15/14 (d)	115		119
5.00%, 4/15/15-5/11/17 (d)	85		98
2.38%, 4/11/16	5		5
1.25%, 9/28/16	40		41
Total U.S. Government Agency Securities (Cost $302)			303
U.S. Government Mortgage Backed Agencies (10.9%)
Federal Home Loan Mortgage Corp. 6.50%, 5/1/26 – 11/1/34	13		15
7.00%, 7/1/29 – 4/1/32	10		11
8.00%, 6/1/30	1		1
5.00%, 6/1/33 (d)	20		21
4.50%, 12/1/39 (d)	97		107
Federal National Mortgage Assoc. 10.00%, 11/1/13	—	(e)	1
10.50%, 11/1/13	1		1
11.00%, 11/1/13	1		1
8.50%, 11/1/17	—	(e)	1
8.00%, 11/1/19 – 3/1/30	15		18
4.00%, 1/1/26 – 11/25/42 (d) (f)	269		288
2.50%, 11/25/27 (d) (f)	20		21
3.00%, 11/25/27 – 11/25/42 (f)	70		74

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares or Principal Amount	Value
3.50%, 11/25/27 – 11/25/42 (f)	$189	$201
4.50%, 11/25/27 – 11/25/42 (d) (f)	217	235
5.00%, 11/25/27 – 7/1/37 (d) (f)	142	157
5.50%, 11/25/27 – 11/25/42 (d) (f)	214	236
7.00%, 12/1/27	1	1
6.50%, 3/1/29 – 7/1/32	15	18
6.00%, 10/1/29 – 5/1/37	67	75
7.50%, 11/1/29	4	5
6.63%, 11/15/30	15	23
Government National Mortgage Assoc. 7.50%, 2/15/35	32	40
5.00%, 7/15/39 – 11/20/42 (d)	90	99
4.50%, 2/20/40 – 11/20/42 (d)	165	181
5.50%, 2/20/40 – 11/15/42	58	64
3.50%, 8/20/42 – 11/15/42 (f)	70	75
4.00%, 11/15/42 (f)	95	104
Total U.S. Government Mortgage Backed Agencies (Cost $1,718)		2,074
U.S. Treasury Obligations (10.8%)
U.S. Treasury Bonds 6.13%, 11/15/27	62	93
4.38%, 5/15/40	168	221
U.S. Treasury Notes 1.00%, 1/15/14	160	161
2.25%, 5/31/14	110	113
2.63%, 7/31/14 – 8/15/20	296	317
0.38%, 3/15/15	130	130
1.25%, 8/31/15	165	169
2.13%, 12/31/15 – 8/15/21	170	179
3.25%, 7/31/16 – 3/31/17	230	255
2.50%, 6/30/17	135	146
2.88%, 3/31/18	130	144
3.13%, 5/15/19	125	142
Total U.S. Treasury Obligations (Cost $2,042)		2,070
Investment Companies (2.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (g)	420,516	421
Total Investment Companies (Cost $421)		421
Total Investments Before TBA Sale Commitments (Cost $18,099) — 102%		19,531
TBA Sale Commitments (–1.4%) (h)
Federal National Mortgage Assoc. 4.00%, 15 YR TBA, 11/25/27	(37)	(40)
4.50%, 30 YR TBA, 11/25/42	(67)	(72)
5.50%, 30 YR TBA, 11/25/42	(30)	(33)

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares or Principal Amount	Value
Government National Mortgage Assoc. 5.50%, 30 YR TBA, 11/15/42	$(30)	$(33)
4.50%, 30 YR TBA, 11/20/42	(55)	(60)
5.00%, 30 YR TBA, 11/20/42	(20)	(22)
Total TBA Sale Commitments		(260)
Liabilities in excess of other assets — (0.6)%		(116)
NET ASSETS — 100.0%		$19,155

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 10/31/12.

(b)  Non-income producing security.

(c)  Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 10/31/12.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Rounds to less than $1.

(f)  Security purchased on a when-issued basis.

(g)  Rate disclosed is the daily yield on 10/31/12.

(h)  Represents a "to-be-announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

ADR — American Depositary Receipt

GO — General Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Investment Grade Convertible Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (72.2%)
Consumer Discretionary (7.5%):
Ford Motor Co., Convertible Subordinated Notes, 4.25%, 11/15/16	$107	$158
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14 (a)	369	383
Interpublic Group of Cos., Inc., Convertible Subordinated Notes, 4.75%, 3/15/23, Callable 3/15/13 @ 100	127	133
Priceline.com, Inc., Convertible Subordinated Notes 1.25%, 3/15/15 (a)	146	284
1.00%, 3/15/18 (a)	394	413
		1,371
Consumer Staples (3.4%):
Archer Daniels, Convertible Subordinated Notes, 0.88%, 2/15/14	355	356
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	184	188
Tyson Foods, Inc., Convertible Subordinated Notes, 3.25%, 10/15/13	72	81
		625
Energy (1.1%):
Pioneer Natural Resources Co., Convertible Subordinated Notes, 2.88%, 1/15/38, Callable 1/15/13 @ 100 (b)	114	199
Financials (10.2%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38 (b)	370	412
Boston Properties LP, Convertible Subordinated Notes, 3.63%, 2/15/14 (a)	223	239
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	209	220
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	424	408
ProLogis, Inc., Convertible Subordinated Notes, 3.25%, 3/15/15	265	294
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15 (a)	150	226
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15	40	60
U.S. Bancorp, Convertible Subordinated Notes, 0.00%, 9/20/36 (b) (c)	10	10
		1,869
Health Care (14.2%):
Alza Corp., Convertible Subordinated Notes, 0.00%, 7/28/20 (d)	445	447
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	501	565
Gilead Sciences, Inc., Convertible Subordinated Notes, Series D, 1.63%, 5/1/16	546	859
Health Care REIT, Inc., Convertible Subordinated Notes, 3.00%, 12/1/29, Callable 12/1/14 @ 100 (b)	130	156
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, Series C, 0.25%, 2/1/26 (b)	393	417
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	135	141
		2,585
Industrials (8.3%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	256	322
Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (d)	276	415
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (b)	162	328
Roper Industries, Inc., Convertible Subordinated Notes, 0.00%, 1/15/34 (b)	106	145
Textron, Inc., Convertible Subordinated Notes, 4.50%, 5/1/13	160	309
		1,519

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares or Principal Amount	Value
Information Technology (19.3%):
EMC Corp., Convertible Subordinated Notes, 1.75%, 12/1/13	$520	$807
Intel Corp., Convertible Subordinated Notes 2.95%, 12/15/35 (d)	421	457
3.25%, 8/1/39 (d)	331	402
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	420	410
Micron Technology, Inc., Convertible Subordinated Notes, Series D, 3.13%, 5/1/32, Callable 5/4/21 @ 100 (a)	103	92
Microsoft Corp., Convertible Subordinated Notes, 0.00%, 6/15/13 (a)	434	443
NetApp, Inc., Convertible Subordinated Notes, 1.75%, 6/1/13	160	168
Nuance Communications, Inc., Convertible Subordinated Notes, 2.75%, 11/1/31, Callable 11/6/17 @ 100 (e)	161	176
Symantec Corp., Convertible Subordinated Notes, Series B, 1.00%, 6/15/13	245	265
Xilinx, Inc., Convertible Subordinated Notes 2.63%, 6/15/17	157	203
3.13%, 3/15/37	82	96
		3,519
Materials (6.9%):
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	287	413
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	223	244
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	342	485
Owens-Brockway Glass Container, Inc., Convertible Subordinated Notes, 3.00%, 6/1/15 (a)	110	108
		1,250
Utilities (1.3%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (f)	154	237
Total Convertible Corporate Bonds (Cost $12,793)		13,174
Convertible Preferred Stocks (22.0%)
Energy (4.1%):
Apache Corp., 6.00%, Series D	9,000	420
NextEra Energy, Inc., 5.89%	1,125	58
NextEra Energy, Inc., 7.00%	3,315	180
PPL Corp., 9.50%	1,856	101
		759
Financials (13.9%):
Aspen Insurance Holdings Ltd., 5.63%, Series AHL	4,910	301
Bank of America Corp. 7.25%, Series L	316	352
MetLife, Inc., 5.00%	13,411	623
New York Community Capital Trust V, 6.00%	8,100	403
Wells Fargo & Co., 7.50%, Series L, Class A	689	859
		2,538
Industrials (4.0%):
Stanley Black & Decker I, Inc., 4.75%	2,392	290
United Technologies Corp., 7.50%	8,024	436
		726
Total Convertible Preferred Stocks (Cost $3,896)		4,023

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Investment Companies (0.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (g)	90,657	$91
Total Investment Companies (Cost $91)		91
Total Investments (Cost $16,780) — 94.7%		17,288
Other assets in excess of liabilities — 5.3%		964
NET ASSETS — 100.0%		$18,252

(a)  Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b)  Continuously callable with 30 days notice.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of 10/31/12.

(d)  Continuously callable with 15 days notice.

(e)  Continuously callable with 25 days notice.

(f)  Continuously callable with 20 days notice.

(g)  Rate disclosed is the daily yield on 10/31/12.

LLC — Limited Liability Co.

LP — Limited Partnership

REIT — Real Estate Investment Trust

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  October 31, 2012

(Amounts in Thousands, Except Per Share Amounts)

	Balanced Fund	Investment Grade Convertible Fund
ASSETS:
Investments, at value (Cost $18,099, $16,780)	$19,271	$17,288
Cash	146	—
Interest and dividends receivable	53	107
Receivable for capital shares issued	34	862
Receivable for investments sold	862	—
Receivable from Adviser	4	—	(a)
Prepaid expenses	21	15
Total Assets	20,391	18,272
LIABILITIES:
Payable for investments purchased	1,201	—
Distributions payable	1	—
Payable for capital shares redeemed	4	—
Accrued expenses and other payables:
Investment advisory fees	11	11
Administration fees	2	1
Custodian fees	2	1
Transfer agent fees	2	1
Chief Compliance Officer fees	— (a)	—	(a)
Trustees' fees	— (a)	—	(a)
Shareholder servicing fees	3	3
12b-1 fees	4	—
Other accrued expenses	6	3
Total Liabilities	1,236	20
NET ASSETS:
Capital	28,819	23,516
Distributions in excess of net investment income	(2)	(258)
Accumulated net realized losses from investments	(10,834)	(5,514)
Net unrealized appreciation on investments	1,172	508
Net Assets	$19,155	$18,252
Net Assets
Class A Shares	$11,650	$9,879
Class C Shares	1,214	—
Class R Shares	5,980	—
Class I Shares	311	8,373
Total	$19,155	$18,252
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	920	910
Class C Shares	97	—
Class R Shares	474	—
Class I Shares	24	770
Total	1,515	1,680
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$12.65	$10.85
Class C Shares (c)	$12.57	$—
Class R Shares	$12.64	$—
Class I Shares	$12.69	$10.87
Maximum sales charge — Class A Shares	5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$13.42	$11.07

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Year Ended October 31, 2012

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
Investment Income:
Interest income	$171		$315
Dividend income	253		326
Total Income	424		641
Expenses:
Investment advisory fees	121		171
Administration fees	50		32
Shareholder servicing fees — Class A Shares	33		26
12b-1 fees — Class C Shares	13		—
12b-1 fees — Class R Shares	28		—
Custodian fees	16		6
Transfer agent fees	4		4
Transfer agent fees — Class A Shares	4		3
Transfer agent fees — Class C Shares	1		—
Transfer agent fees — Class R Shares	2		—
Transfer agent fees — Class I Shares	—		2
Chief Compliance Officer fees	—	(a)	— (a)
Trustees' fees	3		3
Legal and audit fees	4		4
State registration and filing fees	48		29
Other expenses	16		9
Total Expenses	343		289
Expenses waived/reimbursed by Adviser	(91)		(15)
Net Expenses	252		274
Net Investment Income	172		367
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	1,149		1,269
Net realized gains from redemptions in-kind	—		814
Net change in unrealized appreciation/depreciation on investments	616		(1,406)
Net realized/unrealized gains from investments	1,765		677
Change in net assets resulting from operations	$1,937		$1,044

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
From Investment Activities:
Operations:
Net investment income	$172	$595	$367	$491
Net realized gains from investment transactions	1,149	2,453	1,269	1,188
Net realized gains from redemptions in-kind	—	9,350	814	—
Net change in unrealized appreciation/ depreciation on investments	616	(5,993)	(1,406)	(1,483)
Change in net assets resulting from operations	1,937	6,405	1,044	196
Distributions to Shareholders:
From net investment income:
Class A Shares	(172)	(296)	(267)	(441)
Class C Shares	(8)	(9)	—	—
Class R Shares	(55)	(50)	—	—
Class I Shares	(1)	(342)	(432)	(415)
From net realized gains:
Class A Shares	(449)	—	—	—
Class C Shares	(39)	—	—	—
Class R Shares	(150)	—	—	—
Class I Shares	(1)	—	—	—
Change in net assets resulting from distributions to shareholders	(875)	(697)	(699)	(856)
Change in net assets from capital transactions	(4,898)	(79,930)	(9,744)	(1,772)
Change in net assets	(3,836)	(74,222)	(9,399)	(2,432)
Net Assets:
Beginning of period	22,991	97,213	27,651	30,083
End of period	$19,155	$22,991	$18,252	$27,651
Distributions in excess of net investment income	$(2)	$(1)	$(257)	$(284)

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,531	$2,446	$3,872	$3,687
Dividends reinvested	564	276	194	339
Cost of shares redeemed	(7,685)	(14,414)	(5,922)	(10,066)
Total Class A Shares	$(5,590)	$(11,692)	$(1,856)	$(6,040)
Class C Shares
Proceeds from shares issued	$602	$561	$—	$—
Dividends reinvested	30	5	—	—
Cost of shares redeemed	(813)	(243)	—	—
Total Class C Shares	$(181)	$323	$—	$—
Class R Shares
Proceeds from shares issued	$938	$814	$—	$—
Dividends reinvested	199	46	—	—
Cost of shares redeemed	(549)	(488)	—	—
Total Class R Shares	$588	$372	$—	$—
Class I Shares
Proceeds from shares issued	$306	$2,085	$6,018	$7,885
Dividends reinvested	1	342	418	407
Cost of shares redeemed	(22)	(71,360)	(14,324)	(4,024)
Total Class I Shares	$285	$(68,933)	$(7,888)	$4,268
Change in net assets from capital transactions	$(4,898)	$(79,930)	$(9,744)	$(1,772)
Share Transactions:
Class A Shares
Issued	125	199	355	332
Reinvested	47	22	19	31
Redeemed	(641)	(1,150)	(551)	(936)
Total Class A Shares	(469)	(929)	(177)	(573)
Class C Shares
Issued	50	45	—	—
Reinvested	3	— (a)	—	—
Redeemed	(68)	(19)	—	—
Total Class C Shares	(15)	26	—	—
Class R Shares
Issued	77	66	—	—
Reinvested	17	4	—	—
Redeemed	(45)	(39)	—	—
Total Class R Shares	49	31	—	—
Class I Shares
Issued	24	166	556	733
Reinvested	— (a)	28	41	38
Redeemed	(2)	(5,579)	(1,368)	(372)
Total Class I Shares	22	(5,385)	(771)	399
Change in Shares	(413)	(6,257)	(948)	(174)

(a) Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$11.93	$11.89	$10.97		$10.26	$15.54
Investment Activities:
Net investment income	0.11	0.11	0.19		0.24	0.27
Net realized and unrealized gains (losses) on investments	1.12	0.09	0.97		0.73	(3.74)
Total from Investment Activities	1.23	0.20	1.16		0.97	(3.47)
Distributions:
Net investment income	(0.16)	(0.16)	(0.24)		(0.26)	(0.28)
Net realized gains from investments	(0.35)	—	—		—	(1.53)
Total Distributions	(0.51)	(0.16)	(0.24)		(0.26)	(1.81)
Net Asset Value, End of Period	$12.65	$11.93	$11.89		$10.97	$10.26
Total Return (excludes sales charge)	10.58%	1.64%	10.67	%(a)	9.83%	(24.92)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,650	$16,572	$27,560		$31,560	$28,442
Ratio of net expenses to average net assets	1.12%	1.11%	1.15%		1.14%	1.15%
Ratio of net investment income to average net assets	1.00%	1.00%	1.69%		2.37%	2.07%
Ratio of gross expenses to average net assets (b)	1.48%	1.29%	1.15%		1.14%	1.15%
Ratio of net investment income to average net assets (b)	0.64%	0.82%	1.69%		2.37%	2.07%
Portfolio turnover (c)	106%	130%	238%		241%	201%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.10% lower.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class C Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$11.86	$11.83	$10.91		$10.21	$15.49
Investment Activities:
Net investment income	0.02	0.03	0.09		0.14	0.16
Net realized and unrealized gains (losses) on investments	1.11	0.08	0.97		0.74	(3.73)
Total from Investment Activities	1.13	0.11	1.06		0.88	(3.57)
Distributions:
Net investment income	(0.07)	(0.08)	(0.14)		(0.18)	(0.18)
Net realized gains from investments	(0.35)	—	—		—	(1.53)
Total Distributions	(0.42)	(0.08)	(0.14)		(0.18)	(1.71)
Net Asset Value, End of Period	$12.57	$11.86	$11.83		$10.91	$10.21
Total Return (excludes contingent deferred sales charge)	9.81%	0.90%	9.83	%(a)	8.90%	(25.61)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,214	$1,330	$1,014		$897	$430
Ratio of net expenses to average net assets	1.84%	1.80%	2.00%		2.00%	2.00%
Ratio of net investment income to average net assets	0.27%	0.28%	0.85%		1.43%	1.22%
Ratio of gross expenses to average net assets (b)	3.01%	2.82%	3.00%		3.04%	4.15%
Ratio of net investment income (loss) to average net assets (b)	(0.90)%	(0.74)%	(0.15)%		0.39%	(0.93)%
Portfolio turnover (c)	106%	130%	238%		241%	201%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.10% lower.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class R Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$11.92	$11.88	$10.96		$10.25	$15.54
Investment Activities:
Net investment income	0.08	0.08	0.14		0.19	0.21
Net realized and unrealized gains (losses) on investments	1.11	0.08	0.97		0.74	(3.74)
Total from Investment Activities	1.19	0.16	1.11		0.93	(3.53)
Distributions:
Net investment income	(0.12)	(0.12)	(0.19)		(0.22)	(0.23)
Net realized gains from investments	(0.35)	—	—		—	(1.53)
Total Distributions	(0.47)	(0.12)	(0.19)		(0.22)	(1.76)
Net Asset Value, End of Period	$12.64	$11.92	$11.88		$10.96	$10.25
Total Return	10.27%	1.36%	10.22	%(a)	9.39%	(25.31)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,980	$5,063	$4,678		$4,102	$2,882
Ratio of net expenses to average net assets	1.44%	1.40%	1.59%		1.57%	1.60%
Ratio of net investment income to average net assets	0.64%	0.68%	1.25%		1.91%	1.62%
Ratio of gross expenses to average net assets (b)	1.79%	1.70%	1.59%		1.62%	1.73%
Ratio of net investment income to average net assets (b)	0.29%	0.38%	1.25%		1.85%	1.49%
Portfolio turnover (c)	106%	130%	238%		241%	201%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.10% lower.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class I Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$11.97	$11.87	$10.95		$10.24	$15.52
Investment Activities:
Net investment income	0.18	0.19 (a)	0.24		0.27	0.32
Net realized and unrealized gains (losses) on investments	1.08	0.13	0.96		0.74	(3.74)
Total from Investment Activities	1.26	0.32	1.20		1.01	(3.42)
Distributions:
Net investment income	(0.19)	(0.22)	(0.28)		(0.30)	(0.33)
Net realized gains from investments	(0.35)	—	—		—	(1.53)
Total Distributions	(0.54)	(0.22)	(0.28)		(0.30)	(1.86)
Net Asset Value, End of Period	$12.69	$11.97	$11.87		$10.95	$10.24
Total Return (b)	10.88%	2.64%	11.05	%(b)	10.23%	(24.70)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$311	$26	$63,961		$61,020	$59,464
Ratio of net expenses to average net assets	0.85%	0.66%	0.80%		0.80%	0.80%
Ratio of net investment income to average net assets	1.02%	1.52%	2.04%		2.72%	2.42%
Ratio of gross expenses to average net assets (c)	19.77%	0.90%	0.84%		0.86%	0.84%
Ratio of net investment income (loss) to average net assets (c)	(17.90)%	1.28%	2.00%		2.66%	2.38%
Portfolio turnover (d)	106%	130%	238%		241%	201%

(a)  Calculated using average shares for the period.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.10% lower.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$10.52	$10.74	$10.00		$8.11	$14.70
Investment Activities:
Net investment income	0.14 (a)	0.16 (a)	0.18		0.25	0.24 (a)
Net realized and unrealized gains (losses) on investments	0.45	(0.09)	1.01		1.88	(4.99)
Total from Investment Activities	0.59	0.07	1.19		2.13	(4.75)
Distributions:
Net investment income	(0.26)	(0.29)	(0.45)		(0.24)	(0.72)
Net realized gains from investments	—	—	—		—	(1.12)
Total Distributions	(0.26)	(0.29)	(0.45)		(0.24)	(1.84)
Net Asset Value, End of Period	$10.85	$10.52	$10.74		$10.00	$8.11
Total Return (excludes sales charge)	5.82%	0.56%	12.16	%(b)	26.62%	(36.34)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,879	$11,437	$17,824		$19,310	$16,895
Ratio of net expenses to average net assets	1.44%	1.35%	1.34%		1.31%	1.25%
Ratio of net investment income to average net assets	1.35%	1.44%	1.59%		2.74%	1.99%
Portfolio turnover (c)	47%	35%	24%		42%	44%

(a)  Calculated using average shares for the period.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.12% lower.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class I Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$10.52	$10.74	$10.00		$8.10	$14.69
Investment Activities:
Net investment income	0.19 (a)	0.20 (a)	0.19		0.27	0.25 (a)
Net realized and unrealized gains (losses) on investments	0.45	(0.09)	1.03		1.89	(4.96)
Total from Investment Activities	0.64	0.11	1.22		2.16	(4.71)
Distributions:
Net investment income	(0.29)	(0.33)	(0.48)		(0.26)	(0.76)
Net realized gains from investments	—	—	—		—	(1.12)
Total Distributions	(0.29)	(0.33)	(0.48)		(0.26)	(1.88)
Net Asset Value, End of Period	$10.87	$10.52	$10.74		$10.00	$8.10
Total Return	6.26%	0.95%	12.52	%(b)	27.06%	(36.17)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,373	$16,214	$12,259		$10,889	$10,302
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of net investment income to average net assets	1.84%	1.80%	1.91%		2.74%	2.09%
Ratio of gross expenses to average net assets (c)	1.12%	1.07%	1.06%		1.06%	1.04%
Ratio of net investment income to average net assets (c)	1.72%	1.73%	1.85%		2.68%	2.05%
Portfolio turnover (d)	47%	35%	24%		42%	44%

(a)  Calculated using average shares for the period.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.12% lower.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Core Bond Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (2.8%)
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73% (a), 5/10/45	$200	$230
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49	155	173
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	73	87
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12% (a), 10/15/13	285	294
Morgan Stanley Capital I, Series 2007-IQ16, Class A3, 5.85%, 12/12/16	165	171
Total Collateralized Mortgage Obligations (Cost $883)		955
Corporate Bonds (26.3%)
Consumer Discretionary (2.1%):
CBS Corp., 7.88%, 7/30/30	20	28
Comcast Corp.
4.95%, 6/15/16	30	34
5.15%, 3/1/20	20	24
6.45%, 3/15/37	35	46
Conoco, Inc., 6.95%, 4/15/29	25	36
DIRECTV Holdings LLC, 6.38%, 3/1/41	15	18
Ford Motor Co., 7.45%, 7/16/31	15	19
McDonald's Corp., 3.63%, 5/20/21, MTN	35	40
News America, Inc.
6.90%, 3/1/19	20	25
4.50%, 2/15/21	20	23
6.20%, 12/15/34	25	31
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100	15	16
Princeton University, 5.70%, 3/1/39	20	27
Target Corp., 1.13%, 7/18/14	30	30
The Home Depot, Inc., 5.40%, 3/1/16	35	40
The Walt Disney Co., 2.75%, 8/16/21	25	26
Thomson Reuters Corp., 5.70%, 10/1/14	20	22
Time Warner Cable, Inc. 5.85%, 5/1/17	20	24
4.00%, 9/1/21, Callable 6/1/21 @ 100	25	28
Time Warner, Inc. 5.88%, 11/15/16	30	36
6.50%, 11/15/36	25	33
Wells Fargo & Co., 5.13%, 9/15/16	70	79
Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	30	30
		715
Consumer Staples (2.0%):
Altria Group, Inc., 4.75%, 5/5/21	65	75
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	30	35
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 11/15/14	35	38
4.38%, 2/15/21	40	47
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	30	44

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Kimberly-Clark Corp., 6.25%, 7/15/18	$25	$32
Kraft Foods, Inc. 5.25%, 10/1/13	40	42
6.13%, 2/1/18	40	49
PepsiCo, Inc., 5.50%, 1/15/40	60	79
Procter & Gamble Co. 4.95%, 8/15/14	25	27
5.80%, 8/15/34	25	34
The Kroger Co., 6.15%, 1/15/20	30	37
Wal-Mart Stores, Inc. 3.63%, 7/8/20	55	62
5.25%, 9/1/35	75	94
		695
Energy (2.2%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	30	39
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	25	28
Canadian Natural Resources Ltd., 5.70%, 5/15/17	15	18
ConocoPhillips Co., 4.60%, 1/15/15	15	16
Devon Energy Corp., 2.40%, 7/15/16, Callable 6/15/16 @ 100	30	31
Duke Energy Carolinas LLC, 3.90%, 6/15/21, Callable 3/15/21 @ 100	50	57
Energy Transfer Partners LP, 5.95%, 2/1/15	35	39
Halliburton Co., 6.15%, 9/15/19	50	64
Hess Corp., 5.60%, 2/15/41	20	24
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	65	87
Occidental Petroleum Corp., 2.70%, 2/15/23, Callable 11/15/22 @ 100	20	21
Pemex Project Funding Master Trust, 5.75%, 3/1/18	35	41
Shell International Finance BV, 4.30%, 9/22/19	40	47
Statoil ASA, 3.15%, 1/23/22	40	43
Suncor Energy, Inc., 6.50%, 6/15/38	25	34
Total Capital Canada Ltd., 1.63%, 1/28/14	25	25
TransCanada PipeLines Ltd., 3.80%, 10/1/20	50	56
Transocean, Inc., 6.80%, 3/15/38	25	31
Valero Energy Corp., 6.13%, 2/1/20	45	56
		757
Financials (10.3%):
Aflac, Inc., 3.45%, 8/15/15	25	27
American Express Co., 7.00%, 3/19/18	55	70
American International Group, Inc. 6.40%, 12/15/20	35	43
Series G, 5.85%, 1/16/18, MTN	25	29
Asian Development Bank, Series G, 0.88%, 6/10/14, MTN	50	50
Bank of America Corp. 3.88%, 3/22/17	40	43
5.65%, 5/1/18	60	70
5.63%, 7/1/20	55	64
Bank of Nova Scotia, 4.38%, 1/13/21	30	35
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	30	32
Berkshire Hathaway, Inc., 3.75%, 8/15/21	30	34
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	30	32

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
BlackRock, Inc., Series 2, 5.00%, 12/10/19	$40	$47
Boeing Capital Corp., 2.90%, 8/15/18, Callable 7/15/18 @ 100	45	49
BP Capital Markets PLC 3.13%, 10/1/15	30	32
3.25%, 5/6/22	15	16
Capital One Financial Corp., 4.75%, 7/15/21	35	40
Caterpillar Financial Service Corp., 4.60%, 1/15/14, MTN	25	26
Citigroup, Inc. 4.75%, 5/19/15	70	76
6.13%, 11/21/17	75	89
Credit Suisse USA, Inc., 4.88%, 1/15/15	70	76
Deutsche Telekom International Finance BV, 8.75% (c), 6/15/30	40	62
Enterprise Products Partners LP, 6.50%, 1/31/19	45	57
ERP Operating LP, 5.75%, 6/15/17	25	30
European Investment Bank 2.38%, 3/14/14	35	36
5.13%, 9/13/16	105	122
2.88%, 9/15/20	30	32
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	60	63
General Electric Capital Corp. 2.95%, 5/9/16	40	42
5.63%, 5/1/18	80	95
Series A, 6.15%, 8/7/37, MTN	35	45
Goldman Sachs Group, Inc. 5.75%, 10/1/16	75	86
5.75%, 1/24/22	35	41
6.25%, 2/1/41	55	65
HCP, Inc., 3.75%, 2/1/16	25	27
HSBC Finance Corp., 5.00%, 6/30/15	25	27
HSBC Holdings PLC, 4.88%, 1/14/22	35	41
Inter-American Development Bank, 4.50%, 9/15/14	54	58
International Bank for Reconstruction & Development, 2.13%, 3/15/16	40	42
International Finance Corp., Series G, 2.13%, 11/17/17, MTN	40	42
John Deere Capital Corp., 2.25%, 4/17/19	30	31
JPMorgan Chase & Co. 2.60%, 1/15/16	115	119
6.40%, 5/15/38	75	100
KFW 4.13%, 10/15/14	60	64
2.00%, 6/1/16	40	42
4.00%, 1/27/20	65	76
Korea Developmental Bank, 5.75%, 9/10/13	75	78
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	27	30
MetLife, Inc. 5.00%, 11/24/13	15	16
5.70%, 6/15/35	20	25
Morgan Stanley 2.88%, 1/24/14	95	97
3.80%, 4/29/16	15	16
Nordic Investment Bank, 1.00%, 3/7/17	45	46

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Orix Corp., 4.71%, 4/27/15	$30	$32
Petrobras International Finance Co., 5.38%, 1/27/21	55	62
PNC Funding Corp., 5.13%, 2/8/20	45	54
Prudential Financial, Inc. 5.10%, 9/20/14, MTN	15	16
Series D, 6.63%, 12/1/37, MTN	25	32
Rio Tinto Finance USA PLC, 4.75%, 3/22/42, Callable 9/22/41 @ 100	55	62
Simon Property Group LP, 4.38%, 3/1/21, Callable 12/1/20 @ 100	60	68
SLM Corp., 7.25%, 1/25/22, MTN	20	22
Swedish Export Credit Corp., 2.13%, 7/13/16	40	42
The Allstate Corp., 5.00%, 8/15/14	25	27
The Bank of New York Mellon Corp., 5.13%, 8/27/13, MTN	50	52
The Travelers Cos., Inc., 5.80%, 5/15/18	15	18
The Western Union Co., 3.65%, 8/22/18	20	22
Toyota Motor Credit Corp., 4.25%, 1/11/21, MTN	40	45
U.S. Bank N.A., 4.80%, 4/15/15	55	60
UBS AG Stamford CT, 5.88%, 12/20/17	35	41
Wachovia Corp., 5.25%, 8/1/14	50	54
Westpac Banking Corp., 4.88%, 11/19/19	40	46
		3,488
Foreign Government (2.0%):
Federal Republic of Brazil 7.88%, 3/7/15	20	23
8.88%, 4/15/24	34	55
7.13%, 1/20/37	35	53
Province of British Columbia, 2.65%, 9/22/21	40	42
Province of Ontario 0.95%, 5/26/15	60	60
4.00%, 10/7/19	55	63
Province of Quebec, 7.50%, 9/15/29	105	161
Republic of Colombia, 7.38%, 3/18/19	15	20
Republic of Poland, 5.00%, 3/23/22	35	41
United Mexican States 5.88%, 2/17/14	30	32
Series A, 6.05%, 1/11/40, MTN	40	53
Series E, 5.95%, 3/19/19, MTN	59	73
		676
Health Care (1.7%):
Abbott Laboratories, 5.30%, 5/27/40	40	53
Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	70	78
AstraZeneca PLC, 5.90%, 9/15/17	35	43
Boston Scientific Corp., 7.38%, 1/15/40	20	28
Cardinal Health, Inc., 5.85%, 12/15/17	25	29
Medtronic, Inc. 3.00%, 3/15/15	40	42
4.45%, 3/15/20	35	41
Novartis Capital Corp., 4.13%, 2/10/14	30	31
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	20	22
UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	45	50

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
WellPoint, Inc., 5.95%, 12/15/34	$24	$29
Wyeth, 6.50%, 2/1/34	40	57
Wyeth LLC, 5.50%, 2/15/16	55	63
		566
Industrials (1.2%):
Burlington Northern Santa Fe, Inc. 5.75%, 3/15/18	20	24
3.45%, 9/15/21, Callable 6/15/21 @ 100	25	27
Caterpillar, Inc., 6.05%, 8/15/36	15	20
Continental Airlines, Inc., Series A, 4.75%, 7/12/22	24	26
CSX Corp., 6.15%, 5/1/37	30	39
General Electric Co., 5.25%, 12/6/17	30	36
Honeywell International, Inc., 4.25%, 3/1/21	40	48
Lockheed Martin Corp., 5.50%, 11/15/39	20	24
United Parcel Service, Inc., 5.13%, 4/1/19	35	43
United Technologies Corp. 5.38%, 12/15/17	25	30
6.13%, 7/15/38	30	41
Waste Management, Inc., 4.60%, 3/1/21	35	40
		398
Information Technology (1.1%):
America Movil SAB de CV, 5.00%, 3/30/20	25	30
Cisco Systems, Inc. 5.50%, 2/22/16	25	29
4.45%, 1/15/20	20	24
Hewlett-Packard Co. 6.13%, 3/1/14	35	37
3.00%, 9/15/16	35	35
IBM Corp. 0.55%, 2/6/15	30	30
5.60%, 11/30/39	50	67
Microsoft Corp., 4.20%, 6/1/19	45	53
Oracle Corp., 5.75%, 4/15/18	45	55
		360
Materials (1.0%):
Alcoa, Inc., 6.75%, 7/15/18	25	29
ArcelorMittal, 4.00%, 8/5/15	55	55
CRH America, Inc., 5.75%, 1/15/21	20	22
E.I. du Pont de Nemours & Co. 1.95%, 1/15/16	30	31
6.00%, 7/15/18	30	38
International Paper Co., 7.50%, 8/15/21	30	40
Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	45	56
The Dow Chemical Co. 8.55%, 5/15/19	25	34
7.38%, 11/1/29	30	40
		345

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Telecommunication Services (1.1%):
AT&T, Inc. 5.10%, 9/15/14	$45	$49
2.40%, 8/15/16	35	37
5.80%, 2/15/19	45	56
6.30%, 1/15/38	30	40
CenturyLink, Inc., Series T, 5.80%, 3/15/22	25	26
Verizon Communications, Inc. 5.55%, 2/15/16	30	35
5.85%, 9/15/35	50	65
Vodafone Group PLC 5.00%, 12/16/13	15	16
5.63%, 2/27/17	30	36
6.15%, 2/27/37	20	27
		387
Utilities (1.6%):
American Water Capital Corp., 6.59%, 10/15/37	10	13
Dominion Resources, Inc. Series A, 5.60%, 11/15/16	35	41
Series A, 4.45%, 3/15/21	25	29
Series C, 5.15%, 7/15/15	20	22
Duke Energy Carolinas LLC, 4.25%, 12/15/41	25	28
Exelon Corp., 4.90%, 6/15/15	35	39
FirstEnergy Corp., Series C, 7.38%, 11/15/31	25	34
Hydro-Quebec, 8.40%, 1/15/22	25	36
MidAmerican Energy Holdings, 6.50%, 9/15/37	45	62
Pacific Gas & Electric Co. 4.80%, 3/1/14	44	46
6.05%, 3/1/34	30	40
PacifiCorp, 6.00%, 1/15/39	35	48
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	45	51
Sempra Energy, 6.00%, 10/15/39	20	26
Southern California Edison Co., 5.63%, 2/1/36	35	46
		561
Total Corporate Bonds (Cost $8,287)		8,948
Municipal Bonds (0.4%)
California (0.2%):
State, Build America Bonds, GO, 7.55%, 4/1/39	45	63
Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	45	44
New Jersey (0.1%):
State Transportation Trust Fund Authority, Build America Bonds Revenue, Series B, 6.56%, 12/15/40	35	48
Total Municipal Bonds (Cost $149)		155

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
U.S. Government Agency Securities (4.9%)
Federal Home Loan Mortgage Corp. 3.75%, 3/27/19	$75	$87
6.75%, 9/15/29	80	122
Federal National Mortgage Assoc. 2.50%, 5/15/14 (b)	645	667
5.00%, 4/15/15 – 5/11/17	475	544
2.38%, 4/11/16	40	43
1.25%, 9/28/16	220	225
Total U.S. Government Agency Securities (Cost $1,682)		1,688
U.S. Government Mortgage Backed Agencies (36.7%)
Federal Home Loan Mortgage Corp. 8.00%, 6/1/17	27	29
7.50%, 4/1/28	4	4
6.50%, 8/1/29 – 11/1/34	130	152
7.00%, 1/1/30	1	1
5.00%, 6/1/34	81	89
5.50%, 9/1/38	278	303
4.50%, 12/1/39	711	787
Federal National Mortgage Assoc. 10.00%, 11/1/13	1	1
10.50%, 11/1/13	1	1
11.00%, 11/1/13	1	1
8.00%, 11/1/19 – 2/1/33 (b)	88	106
4.00%, 1/1/26 – 11/25/42 (b)(d)	1,476	1,581
7.00%, 10/1/26 – 12/1/29	11	13
2.50%, 11/25/27 (b)(d)	125	131
3.00%, 11/25/27 – 11/25/42 (d)	430	453
3.50%, 11/25/27 – 11/25/42 (d)	1,103	1,174
4.50%, 11/25/27 – 11/25/42 (b)(d)	1,412	1,527
5.00%, 11/25/27 – 11/25/42 (b)(d)	1,144	1,253
5.50%, 11/25/27 – 11/25/42 (b)(d)	807	879
6.50%, 9/1/28 – 11/25/42	9	10
7.50%, 12/1/28	2	3
6.00%, 10/1/29 – 11/25/42 (b)	630	707
6.63%, 11/15/30	75	115
8.50%, 4/1/31	1	2
Government National Mortgage Assoc. 7.50%, 12/15/27 – 2/15/35 (b)	207	256
5.00%, 7/15/39 – 11/20/42 (b)	577	640
4.50%, 2/20/40 – 11/20/42 (b)	744	819
5.50%, 2/20/40 – 11/15/42 (b)	392	435
3.50%, 8/20/42 – 11/15/42 (d)	414	451
4.00%, 11/15/42 (d)	515	563
Total U.S. Government Mortgage Backed Agencies (Cost $9,707)		12,486
U.S. Treasury Obligations (39.1%)
U.S. Treasury Bills, 0.10% (e), 1/17/13	1,482	1,482
U.S. Treasury Bonds 6.13%, 11/15/27	348	522
4.38%, 5/15/40	957	1,261

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Core Bond Index Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
U.S. Treasury Notes 1.00%, 1/15/14	$802	$809
2.25%, 5/31/14	785	810
2.63%, 7/31/14 – 8/15/20	1,680	1,787
0.38%, 3/15/15	740	741
1.25%, 8/31/15	930	953
2.13%, 12/31/15 – 8/15/21	970	1,021
3.25%, 7/31/16 – 3/31/17	1,300	1,440
2.50%, 6/30/17	780	846
2.88%, 3/31/18	730	810
3.13%, 5/15/19	715	810
Total U.S. Treasury Obligations (Cost $13,126)		13,292
Investment Companies (0.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (f)	86,951	87
Total Investment Companies (Cost $87)		87
Total Investments Before TBA Sale Commitments (Cost $33,921) — 110.5%		37,611
TBA Sale Commitments (–6.5%) (g)
Federal National Mortgage Assoc. 4.00%, 15 YR TBA, 11/25/27	(139)	(148)
4.50%, 30 YR TBA, 11/25/42	(763)	(823)
5.00%, 30 YR TBA, 11/25/42	(235)	(256)
5.50%, 30 YR TBA, 11/25/42	(40)	(44)
6.00%, 30 YR TBA, 11/25/42	(175)	(194)
6.50%, 30 YR TBA, 11/25/42	(158)	(178)
Government National Mortgage Assoc. 5.50%, 30 YR TBA, 11/15/42	(225)	(249)
4.50%, 30 YR TBA, 11/20/42	(139)	(153)
5.00%, 30 YR TBA, 11/20/42	(157)	(173)
Total TBA Sale Commitments		(2,218)
Liabilities in excess of other assets — (4.0)%		(1,356)
NET ASSETS — 100.0%		$34,037

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 10/31/12.

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)  Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 10/31/12.

(d)  Security purchased on a when-issued basis.

(e)  Rate represents the effective yield at purchase.

(f)  Rate disclosed is the daily yield on 10/31/12.

(g)  Represents a "to-be-announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

GO — General Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Fund for Income  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Government National Mortgage Association (73.9%)
Multi-family (9.2%):
Collateralized Mortgage Obligations (7.7%):
Government National Mortgage Assoc.
Series 2006-42, Class B, 5.22% (a), 8/16/46	$5,828	$6,269
Series 2006-6, Class C, 5.04% (a), 2/16/44	1,571	1,663
Series 2006-66, Class B, 5.00% (a), 9/16/41	6,372	6,745
Series 2008-59, Class C, 5.78% (a), 6/16/32	1,450	1,549
Series 2010-122, Class AC, 7.00%, 2/16/40	9,568	11,558
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	11,545
Series 2010-136, Class BH, 7.00%, 11/16/40	9,788	11,797
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	11,854
Series 2010-148, Class AC, 7.00% (a), 12/16/50	9,235	11,141
Series 2010-155, Class BH, 7.00%, 6/16/39	9,224	10,677
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000	11,487
Series 2012-33, Class AB, 7.00%, 3/16/46	9,905	12,283
Series 2012-67, Class AF, 7.00%, 4/15/44	9,932	11,912
		120,480
Pass-throughs (1.5%):
Government National Mortgage Assoc.
7.49%, 8/15/20 – 11/15/20	514	592
7.50%, 8/15/21	233	269
6.00%, 1/15/22	319	350
7.85%, 1/15/22	62	71
7.92%, 7/15/23	562	600
8.00%, 7/15/24 – 10/15/35	3,447	3,675
8.60%, 5/15/27	481	483
7.88%, 7/15/27	414	441
7.15%, 10/20/27	396	475
7.75%, 6/15/30 – 9/15/33	820	854
8.25%, 9/15/30	248	266
6.45%, 1/20/33	8,055	9,472
7.09%, 7/15/33	4,791	4,882
8.13%, 6/15/41	1,884	1,893
		24,323
		144,803
Single Family (64.7%):
Collateralized Mortgage Obligations (3.6%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	806	944
Series 1995-2, Class KQ, 8.50%, 3/20/25	243	295
Series 1995-4, Class CQ, 8.00%, 6/20/25	6	7
Series 1996-10, Class PD, 7.50%, 6/20/26	271	324
Series 1996-20, Class J, 7.50%, 9/20/26	190	220
Series 1997-18, Class J, 7.00%, 11/20/27	171	197
Series 1997-2, Class E, 7.50%, 2/20/27	98	118
Series 1997-8, Class PN, 7.50%, 5/16/27	106	126

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Series 1998-14, Class PH, 6.50%, 6/20/28	$426	$495
Series 1998-19, Class ZA, 6.50%, 4/20/28	380	453
Series 1998-23, Class ZB, 6.50%, 6/20/28	351	418
Series 1999-4, Class ZB, 6.00%, 2/20/29	559	637
Series 1999-40, Class ZW, 7.50%, 11/20/29	351	418
Series 1999-41, Class Z, 8.00%, 11/16/29	336	395
Series 2000-29, Class G, 7.50%, 9/20/30	132	155
Series 2000-9, Class Z, 8.00%, 6/20/30	161	198
Series 2001-10, Class PE, 6.50%, 3/16/31	752	875
Series 2001-15, Class ZH, 6.00%, 4/20/31	901	1,032
Series 2001-21, Class PE, 6.50%, 5/16/31	638	746
Series 2001-33, Class PB, 6.50%, 7/20/31	155	180
Series 2001-41, Class PC, 6.50%, 8/20/31	835	873
Series 2002-22, Class GF, 6.50%, 3/20/32	129	152
Series 2002-33, Class ZJ, 6.50%, 5/20/32	360	432
Series 2002-40, Class UK, 6.50%, 6/20/32	559	661
Series 2002-41, Class ZJ, 6.00%, 6/20/32	8,227	9,461
Series 2002-45, Class QE, 6.50%, 6/20/32	228	266
Series 2002-45, Class Z, 6.00%, 6/20/32	6,224	7,158
Series 2002-47, Class PG, 6.50%, 7/16/32	89	104
Series 2002-47, Class ZA, 6.50%, 7/20/32	612	726
Series 2002-65, Class ZB, 6.00%, 9/20/32	8,169	9,392
Series 2005-72, Class H, 11.50%, 11/16/17	77	85
Series 2005-74, Class HB, 7.50%, 9/16/35	62	72
Series 2005-74, Class HC, 7.50%, 9/16/35	232	268
Series 2012-30, Class WB, 7.24% (a), 11/20/39	15,675	18,930
		56,813
Pass-throughs (61.1%):
Government National Mortgage Assoc.
8.50%, 3/15/15 – 2/15/32	8,508	10,336
10.50%, 9/15/15 – 12/15/21	710	753
7.00%, 4/15/16 – 12/20/38	164,138	199,858
11.50%, 4/15/16 – 9/15/20	145	153
9.00%, 7/20/16 – 6/15/30	3,145	3,479
8.75%, 3/20/17	15	15
8.00%, 5/15/17 – 4/15/38	73,984	92,569
9.50%, 7/15/17 – 7/15/25	2,839	3,145
5.50%, 2/15/18 – 11/15/33	7,111	7,889
8.85%, 5/15/18 – 12/15/18	452	511
5.00%, 7/15/18 – 11/15/39	31,649	35,386
11.00%, 12/15/18	55	58
7.49%, 11/15/19 – 9/15/25	5,006	5,757
8.15%, 12/15/19	25	25
10.00%, 12/15/19 – 2/15/26	17,273	20,427
8.25%, 4/20/20 – 1/15/30	62	63
7.95%, 7/20/20	142	152
7.75%, 9/20/20 – 1/20/21	3,643	4,196
8.38%, 10/15/20	657	711
7.65%, 10/20/21 – 7/20/22	231	250
7.29%, 12/20/21 – 2/20/22	128	150

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares or Principal Amount	Value
7.60%, 2/20/22	$111	$128
7.89%, 10/20/22	591	638
7.13%, 3/15/23 – 7/15/25	6,139	7,413
6.00% , 9/20/23 – 6/15/40 (b)	82,677	95,760
7.50% , 12/15/23 – 1/15/37 (c)	98,545	121,077
6.50%, 12/15/25 – 1/20/39	274,609	325,686
6.13%, 9/15/27	3,494	3,980
5.90%, 12/15/28	8,453	9,636
6.45%, 11/15/31	8,934	10,379
		960,580
		1,017,393
Total Government National Mortgage Association (Cost $1,140,023)		1,162,196
U.S. Treasury Obligations (25.3%)
U.S. Treasury Bills, 0.13% (d), 3/14/13	15,263	15,256
U.S. Treasury Bonds
8.75%, 5/15/17	157,214	214,351
8.88%, 8/15/17	107,861	149,581
9.13%, 5/15/18	13,220	19,188
Total U.S. Treasury Obligations (Cost $397,148)		398,376
Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (e)	91,993	92
Total Investment Companies (Cost $92)		92
Total Investments (Cost $1,537,263) — 99.2%		1,560,664
Other assets in excess of liabilities — 0.8%		19,884
NET ASSETS — 100.0%		$1,580,548

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 10/31/12.

(b)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)  Security purchased on a when-issued basis.

(d)  Rate represents the effective yield at purchase.

(e)  Rate disclosed is the daily yield on 10/31/12.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  October 31, 2012

(Amounts in Thousands, Except Per Share Amounts)

	Core Bond Index Fund		Fund for Income
ASSETS:
Investments, at value (Cost $33,921, $1,537,263)	$35,393		$1,560,664
Interest receivable	257		14,528
Receivable for capital shares issued	3		14,782
Receivable for investments sold	5,413		—
Receivable from Adviser	15		—
Prepaid expenses	11		58
Total Assets	41,092		1,590,032
LIABILITIES:
Payable for investments purchased	6,945		81
Distributions payable	3		1,632
Payable for capital shares redeemed	70		6,459
Accrued expenses and other payables:
Investment advisory fees	14		581
Administration fees	3		124
Custodian fees	2		19
Transfer agent fees	2		68
Chief Compliance Officer fees	—	(a)	3
Trustees' fees	—	(a)	2
Shareholder servicing fees	8		157
12b-1 fees	—		198
Other accrued expenses	8		160
Total Liabilities	7,055		9,484
NET ASSETS:
Capital	48,003		1,644,835
Distributions in excess of net investment income	24		2,435
Accumulated net realized losses from investments	(15,462)		(90,123)
Net unrealized appreciation on investments	1,472		23,401
Net Assets	$34,037		$1,580,548
Net Assets
Class A Shares	$12,310		$793,120
Class C Shares	—		201,522
Class R Shares	—		135,313
Class I Shares	21,727		450,593
Total	$34,037		$1,580,548
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,296		70,466
Class C Shares	—		18,010
Class R Shares	—		12,016
Class I Shares	2,290		40,054
Total	3,586		140,546
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$9.50		$11.26
Class C Shares (c)	—		$11.19
Class R Shares	—		$11.26
Class I Shares	$9.49		$11.25
Maximum sales charge — Class A Shares	2.00%		2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share —
Class A Shares	$9.69		$11.49

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Year Ended October 31, 2012

(Amounts in Thousands)

	Core Bond Index Fund		Fund for Income
Investment Income:
Interest income	$912		$33,235
Total Income	912		33,235
Expenses:
Investment advisory fees	182		5,845
Administration fees	67		1,466
Shareholder servicing fees — Class A Shares	83		1,731
12b-1 fees — Class C Shares	—		1,672
12b-1 fees — Class R Shares	—		312
Custodian fees	14		159
Transfer agent fees	7		256
Transfer agent fees — Class A Shares	10		200
Transfer agent fees — Class C Shares	—		56
Transfer agent fees — Class R Shares	—		42
Transfer agent fees — Class I Shares	—	(a)	31
Trustees' fees	5		185
Chief Compliance Officer fees	1		24
Legal and audit fees	7		279
State registration and filing fees	31		204
Other expenses	8		201
Total Expenses	415		12,663
Expenses waived/reimbursed by Adviser	(193)		—
Net Expenses	222		12,663
Net Investment Income	690		20,572
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	887		12,265
Net change in unrealized appreciation/depreciation on investments	55		2,777
Net realized/unrealized gains from investments	942		15,042
Change in net assets resulting from operations	$1,632		$35,614

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Index Fund		Fund for Income
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
From Investment Activities:
Operations:
Net investment income	$690	$1,518	$20,572	$18,282
Net realized gains (losses) from investment transactions	887	(9,109)	12,265	4,781
Net realized gains from redemptions in-kind	—	750	—	—
Net change in unrealized appreciation/ depreciation on investments	55	8,027	2,777	(3,036)
Change in net assets resulting from operations	1,632	1,186	35,614	20,027
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,013)	(1,369)	(34,114)	(22,633)
Class C Shares	—	—	(7,064)	(4,433)
Class R Shares	—	—	(6,092)	(4,882)
Class I Shares (a)	(148)	(586)	(17,087)	(8,084)
Change in net assets resulting from distributions to shareholders	(1,161)	(1,955)	(64,357)	(40,032)
Change in net assets from capital transactions	(3,829)	(110,459)	657,876	372,071
Change in net assets	(3,358)	(111,228)	629,133	352,066
Net Assets:
Beginning of period	37,395	148,623	951,415	599,349
End of period	$34,037	$37,395	$1,580,548	$951,415
Accumulated undistributed (distributions in excess of) net investment income	$24	$121	$2,435	$1,673

(a)  Class I Shares of Fund for Income commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Core Bond Index Fund		Fund for Income
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,588	$2,150	$614,809	$485,993
Dividends reinvested	949	1,310	24,170	17,473
Cost of shares redeemed	(26,427)	(50,849)	(321,768)	(442,896)
Total Class A Shares	$(22,890)	$(47,389)	$317,211	$60,570
Class C Shares
Proceeds from shares issued	$—	$—	$118,082	$73,069
Dividends reinvested	—	—	4,407	2,604
Cost of shares redeemed	—	—	(40,645)	(15,676)
Total Class C Shares	$—	$—	$81,844	$59,997
Class R Shares
Proceeds from shares issued	$—	$—	$60,844	$54,874
Dividends reinvested	—	—	3,962	3,237
Cost of shares redeemed	—	—	(42,329)	(29,312)
Total Class R Shares	$—	$—	$22,477	$28,799
Class I Shares (a)
Proceeds from shares issued	$19,151	$3,950	$287,057	$258,149
Dividends reinvested	148	586	14,818	8,020
Cost of shares redeemed	(238)	(67,606)	(65,531)	(43,464)
Total Class I Shares	$19,061	$(63,070)	$236,344	$222,705
Change in net assets from capital transactions	$(3,829)	$(110,459)	$657,876	$372,071
Share Transactions:
Class A Shares
Issued	275	235	53,877	41,933
Reinvested	101	143	2,127	1,513
Redeemed	(2,792)	(5,563)	(28,264)	(38,333)
Total Class A Shares	(2,416)	(5,185)	27,740	5,113
Class C Shares
Issued	—	—	10,416	6,330
Reinvested	—	—	390	227
Redeemed	—	—	(3,593)	(1,361)
Total Class C Shares	—	—	7,213	5,196
Class R Shares
Issued	—	—	5,337	4,741
Reinvested	—	—	348	280
Redeemed	—	—	(3,711)	(2,527)
Total Class R Shares	—	—	1,974	2,494
Class I Shares (a)
Issued	2,021	431	25,217	22,363
Reinvested	16	64	1,306	696
Redeemed	(25)	(7,469)	(5,764)	(3,764)
Total Class I Shares	2,012	(6,974)	20,759	19,295
Change in Shares	(404)	(12,159)	57,686	32,098

(a)  Class I Shares of Fund for Income commenced operations on March 1, 2011.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Core Bond Index Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$9.37	$9.21		$8.91		$8.27		$9.41
Investment Activities:
Net investment income	0.18 (a)	0.18		0.34		0.45		0.45
Net realized and unrealized gains (losses) on investments	0.25	0.25	(b)	0.37		0.67		(1.11)
Total from Investment Activities	0.43	0.43		0.71		1.12		(0.66)
Distributions:
Net investment income	(0.30)	(0.27)		(0.41)		(0.48)		(0.48)
Total Distributions	(0.30)	(0.27)		(0.41)		(0.48)		(0.48)
Net Asset Value, End of Period	$9.50	$9.37		$9.21		$8.91		$8.27
Total Return (excludes sales charge)	4.62%	4.78%		8.18	%(c)	14.02%		(7.34)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$12,310	$34,788		$81,900		$96,661		$70,689
Ratio of net expenses to average net assets	0.64%	0.64%		0.87%		0.80%		0.80%
Ratio of net investment income to average net assets	1.87%	2.10%		3.75%		5.21%		4.85%
Ratio of gross expenses to average net assets (d)	1.13%	1.05%		0.96%		0.80%		0.80%
Ratio of net investment income to average net assets (d)	1.38%	1.69%		3.66%		5.21%		4.85%
Portfolio turnover (e)	147%	241	%(f)	565%		523	%(g)	333%

(a)  Calculated using average shares for the period.

(b) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.08% lower.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The decrease in the Fund's portfolio turnover can be attributed to the management of the Fund moving from an active investment strategy, to a passive investment strategy.

(g)  The increase in the Fund's portfolio turnover can be attributed in part to the repositioning of its holdings to closer resemble its benchmark.
See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Core Bond Index Fund
	Class I Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$9.37	$9.20		$8.91		$8.26		$9.40
Investment Activities:
Net investment income	0.20 (a)	0.20	(a)	0.37		0.47		0.47
Net realized and unrealized gains (losses) on investments	0.25	0.27	(b)	0.36		0.68		(1.11)
Total from Investment Activities	0.45	0.47		0.73		1.15		(0.64)
Distributions:
Net investment income	(0.33)	(0.30)		(0.44)		(0.50)		(0.50)
Total Distributions	(0.33)	(0.30)		(0.44)		(0.50)		(0.50)
Net Asset Value, End of Period	$9.49	$9.37		$9.20		$8.91		$8.26
Total Return	4.85%	5.24%		8.39	%(c)	14.44%		(7.11)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,727	$2,607		$66,723		$62,956		$58,123
Ratio of net expenses to average net assets	0.30%	0.31%		0.55%		0.55%		0.55%
Ratio of net investment income to average net assets	2.14%	2.23%		4.04%		5.57%		5.10%
Ratio of gross expenses to average net assets (d)	1.22%	0.81%		0.71%		0.72%		0.72%
Ratio of net investment income to average net assets (d)	1.22%	1.73%		3.88%		5.40%		4.93%
Portfolio turnover (e)	147%	241	%(f)	565%		523	%(g)	333%

(a)  Calculated using average shares for the period.

(b)  The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.08% lower.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The decrease in the Fund's portfolio turnover can be attributed to the management of the Fund moving from an active investment strategy, to a passive investment strategy.

(g)  The increase in the Fund's portfolio turnover can be attributed in part to the repositioning of its holdings to closer resemble its benchmark.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$11.49	$11.81	$11.62		$11.25	$11.52
Investment Activities:
Net investment income	0.22	0.34	0.44		0.48	0.47
Net realized and unrealized gains (losses) on investments	0.11	(0.03)	0.42		0.58	(0.04)
Total from Investment Activities	0.33	0.31	0.86		1.06	0.43
Distributions:
Net investment income	(0.56)	(0.63)	(0.67)		(0.69)	(0.70)
Total Distributions	(0.56)	(0.63)	(0.67)		(0.69)	(0.70)
Net Asset Value, End of Period	$11.26	$11.49	$11.81		$11.62	$11.25
Total Return (excludes sales charge)	2.92%	2.73%	7.66	%(a)	9.61%	3.73%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$793,120	$490,961	$444,257		$266,008	$203,767
Ratio of net expenses to average net assets	0.94%	0.96%	0.97%		0.96%	0.95%
Ratio of net investment income to average net assets	1.60%	2.55%	3.11%		4.02%	3.88%
Portfolio turnover (b)	90%	43%	49%		55%	38%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class C Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$11.43	$11.76	$11.59		$11.22	$11.49
Investment Activities:
Net investment income	0.16	0.28	0.42		0.38	0.35
Net realized and unrealized gains (losses) on investments	0.08	(0.06)	0.34		0.58	(0.03)
Total from Investment Activities	0.24	0.22	0.76		0.96	0.32
Distributions:
Net investment income	(0.48)	(0.55)	(0.59)		(0.59)	(0.59)
Total Distributions	(0.48)	(0.55)	(0.59)		(0.59)	(0.59)
Net Asset Value, End of Period	$11.19	$11.43	$11.76		$11.59	$11.22
Total Return (excludes contingent deferred sales charge)	2.11%	1.93%	6.77	%(a)	8.73%	2.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$201,522	$123,425	$65,869		$14,850	$11,243
Ratio of net expenses to average net assets	1.69%	1.72%	1.76%		1.81%	1.82%
Ratio of net investment income to average net assets	0.84%	1.76%	2.24%		3.17%	3.04%
Ratio of gross expenses to average net assets (b)	1.69%	1.72%	1.76%		1.81%	1.85%
Ratio of net investment income to average net assets (b)	0.84%	1.76%	2.24%		3.17%	3.01%
Portfolio turnover (c)	90%	43%	49%		55%	38%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class R Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$11.50	$11.82	$11.63		$11.25	$11.53
Investment Activities:
Net investment income	0.21	0.36	0.38		0.46	0.43
Net realized and unrealized gains (losses) on investments	0.10	(0.05)	0.48		0.60	(0.02)
Total from Investment Activities	0.31	0.31	0.86		1.06	0.41
Distributions:
Net investment income	(0.55)	(0.63)	(0.67)		(0.68)	(0.69)
Total Distributions	(0.55)	(0.63)	(0.67)		(0.68)	(0.69)
Net Asset Value, End of Period	$11.26	$11.50	$11.82		$11.63	$11.25
Total Return	2.80%	2.71%	7.64	%(a)	9.65%	3.57%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$135,313	$115,459	$89,223		$79,934	$81,191
Ratio of net expenses to average net assets	0.97%	0.98%	0.98%		1.00%	1.00%
Ratio of net investment income to average net assets	1.61%	2.52%	3.14%		3.97%	3.85%
Portfolio turnover (b)	90%	43%	49%		55%	38%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(b)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class I Shares
	Year Ended October 31, 2012	Period Ended October 31, 2011(a)
Net Asset Value, Beginning of Period	$11.48	$11.54
Investment Activities:
Net investment income	0.30	0.22
Net realized/unrealized gains on investments	0.06	0.16
Total from Investment Activities	0.36	0.38
Distributions:
Net investment income	(0.59)	(0.44)
Total Distributions	(0.59)	(0.44)
Net Asset Value, End of Period	$11.25	$11.48
Total Return (b)	3.20%	3.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$450,593	$221,570
Ratio of net expenses to average net assets (c)	0.65%	0.67%
Ratio of net investment income to average net assets (c)	1.85%	2.74%
Portfolio turnover (d)	90%	43%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
National Municipal Bond Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Municipal Bonds (93.6%)
Alabama (1.4%):
Jacksonville State University Revenue, 4.00%, 12/1/15, Insured by Assured Guaranty	$450	$489
Phenix City Alabama Public Building Authority Revenue, Municipal Projects, Series A, 3.00%, 4/1/18, AGM	450	478
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty, EMT	565	645
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty	440	492
		2,104
Alaska (1.8%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks
Series A, 4.50%, 4/1/15, AGM	2,000	2,153
Series A, 5.13%, 4/1/19, AGM	500	600
		2,753
Arizona (1.9%):
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009
Series B, GO, 3.00%, 7/1/20, AGM	250	266
Series B, GO, 4.00%, 7/1/20, AGM	250	285
Maricopa County High School District Number 210, Phoenix School Improvement, Series A, GO, 2.00%, 7/1/18	1,000	1,051
Maricopa County Unified School District Number 89, Dysart School Improvements Project 2002, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	539
Maricopa County Unified School District Number 95, Queen Creek School Improvements Project 2010, Series B, GO, 3.00%, 7/1/18, AGM	630	659
		2,800
California (4.0%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,165
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	1,000	1,083
Central Union High School District Imperial County, GO, 3.00%, 8/1/18, AGM	645	673
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, AGM (a)	270	303
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	295
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	689
Los Angeles CA, Series A, GO, 5.00%, 9/1/19, Prerefunded 9/1/14 @ 100, NATL-RE	100	109
New Haven Unified School District, GO, 4.00%, 8/1/30, Callable 8/1/22 @100 AGM	250	260
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	1,250	1,292
		5,869
Colorado (0.6%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	394
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	554
		948

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Connecticut (1.6%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM	$2,000	$2,311
Florida (11.2%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	12,547
Miami-Dade County Water & Sewer Revenue, Series B, 5.25%, 10/1/20, AGM	1,050	1,314
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,708
Tampa Health System Revenue, Baycare Health System, Inc., Series A, 4.00%, 11/15/33, Callable 5/15/22 @ 100	1,000	1,020
		16,589
Georgia (5.0%):
Atlanta Georgia Airport Revenue, Series G, 5.00%, 1/1/20, Callable 1/1/15 @ 100, AGM	2,500	2,707
Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/1/16, Callable 11/1/14 @ 100, AGM	1,500	1,631
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding	2,655	3,019
		7,357
Illinois (1.1%):
Chicago Illinois Wastewater Transmission Revenue, 5.00%, 1/1/42, Callable 1/1/22 @ 100	1,000	1,117
Kane County Community Unit School District Number 101 Batavia, School Building, GO, 5.50%, 1/1/19, AGM (a)	500	567
		1,684
Indiana (6.6%):
Brownsburg 1999 School Building Corp. Revenue, First Mortgage, Series B, 5.00%, 1/15/19, AGM/State Aid Withholding (a)	1,000	1,113
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	287
East Allen Indiana Multi-School Building Corp. Revenue, First Mortgage
Series A, 3.00%, 7/15/26, State Aid Withholding (a) (b)	1,405	1,367
Series B, 3.50%, 1/15/32, State Aid Withholding (a) (b)	970	951
Franklin Township Indiana Multi-School Building Corp. Revenue, First Mortgage, Series A, 4.00%, 1/15/37, State Aid Withholding (a)	1,000	1,033
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,141
Hamilton Southeastern Consolidated School Building Corp. Revenue, First Mortgage, Series B-2, 3.13%, 1/15/26, State Aid Withholding (c)	75	75
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,704
MSD Warren Township Vision 2005 School Building Corp. Revenue, First Mortgage, 5.00%, 7/10/20, Callable 1/10/15 @ 100, NATL-RE/FGIC/State Aid Withholding	2,000	2,182
		9,853
Kansas (0.4%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18	500	557

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Maryland (4.2%):
Baltimore County Maryland, GO, 5.00%, 2/1/19	$5,000	$6,222
Massachusetts (0.2%):
Massachusetts State School Building Authority Sales Tax Revenue, Series A, 5.00%, 8/15/22, Prerefunded 8/15/15 @ 100, AGM	250	282
Michigan (1.3%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Q-SBLF (a)	200	227
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,422
Grand Rapids Michigan Sanitation Sewer System Revenue, 4.00%, 1/1/42 (a)	350	361
		2,010
Minnesota (1.3%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, Insured by Assured Guaranty	555	655
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	325	364
Prior Lake Independent School District Number 719, School Building, Series B, GO, 5.00%, 2/1/20, AGM/Student Credit Program (a)	800	874
		1,893
Missouri (1.1%):
Cass County Missouri Reorganized School District Number R-2 Raymore Peculiar, GO, 5.00%, 3/1/19, State Aid Withholding (a)	1,400	1,589
Montana (0.3%):
Montana State Board of Regents Higher Education Revenue, Series N, 3.13%, 11/15/34. Callable 11/15/22 @ 100 (b)	515	504
Nevada (1.3%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,882
New Jersey (1.0%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,480
New York (4.2%):
Beekmantown Central School District, GO, 2.00%, 6/15/19, AGM/State Aid Withholding	535	540
New York, Sub-Series A-1, GO, 5.00%, 10/1/17	1,500	1,795
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, Insured by Assured Guaranty	900	994
State Dormitory Authority Revenues, Personal Income Tax
Series B, 3.25%, 2/15/17	1,335	1,473
Series F, 5.00%, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,382
		6,184
North Carolina (0.9%):
Wake County North Carolina, Series C, GO, 5.00%, 3/1/21	1,000	1,276

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Ohio (6.9%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	$2,800	$3,149
Miami University, 3.25%, 9/1/34 (a) (b)	250	243
Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Health System, 4.00%, 1/1/39	1,000	1,022
Ohio State, Common Schools
Series A, 5.00%, 6/15/23 (a)	500	538
Series B, GO, 5.00%, 3/15/22 (a)	5,000	5,323
		10,275
Pennsylvania (5.0%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	580
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	548
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,101
Pennsylvania State, Second Series, GO, 5.00%, 6/1/22, Callable 6/1/14 @ 100, AGM	1,000	1,074
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East
Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,099
Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	110
West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	2,500	2,846
		7,358
Texas (21.2%):
Brownsville Tax Utility System Revenue, 3.63%, 9/1/37, AGM (a)	375	373
Clear Creek Independent School District, Series A, GO, 5.00%, 2/15/21, PSF-GTD	1,000	1,259
Comal Independent School District, School Building, GO, 5.00%, 2/1/31, PSF-GTD (a)	4,000	4,202
Cypress-Fairbanks Independent School District
GO, 5.00%, 2/15/18, PSF-GTD	2,500	3,032
GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,411
Denver City Independent School District, GO, 2.00%, 2/15/16, PSF-GTD	580	585
El Paso Independent School District, GO, 5.00%, 8/15/19, Callable 8/15/15 @ 100, PSF-GTD	1,000	1,121
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	1,038
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,858
Garland Independent School District
GO, 5.00%, 2/15/24, PSF-GTD (a)	60	66
GO, 5.00%, 2/15/24, PSF-GTD (a)	40	44
Series A, GO, 3.00%, 2/15/20, PSF-GTD (a)	550	557
Grand Prairie Independent School District
GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,508
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,622
Harris County Revenue, Senior Lien Toll Road, 5.00%, 8/15/30, AGM (a)	250	250
Humble Independent School District, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,577

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares or Principal Amount	Value
Humble Independent School District, School Building, Series A, GO, 3.00%, 2/15/19, PSF-GTD	$765	$854
Klein Texas Independent School District, GO, 5.00%, 8/1/23, NATL-RE/FGIC (a)	2,800	3,123
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	823
Northside Independent School District, School Building, GO, 3.63%, 8/15/42, PSF-GTD	110	112
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,825
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,120
		31,360
Washington (9.1%):
King County, GO, 5.00%, 1/1/19, Callable 1/1/25 @ 100, NATL-RE/FGIC	500	550
King County School District Number 403 Renton, GO, 5.00%, 12/1/20, Callable 12/1/13 @ 100, AGM/School Building Guaranty (d)	5,000	5,258
Snohomish County School District Number 15 Edmonds, GO, 5.00%, 12/1/19, Callable 6/1/16 @ 100, NATL-RE/FGIC/School Building Guaranty	2,000	2,316
Washington State
Series A, GO, 5.00%, 7/1/25, AGM (a)	125	140
Series D, GO, 5.00%, 1/1/22, Callable 1/1/15 @ 100, AGM	1,500	1,650
Series D, GO, 5.00%, 1/1/29, Prerefunded 1/1/15 @ 100, AGM	285	313
Series E, GO, 5.00%, 1/1/28, Prerefunded 1/1/15 @ 100, NATL-RE	230	253
Washington State, Motor Vehicle Tax-Senior 520 Corridor Program, Series C, GO, 5.00%, 6/1/19	2,395	2,973
		13,453
Total Municipal Bonds (Cost $129,713)		138,593
Investment Companies (7.4%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.05% (e)	10,905,332	10,905
Total Investment Companies (Cost $10,905)		10,905
Total Investments (Cost $140,618) — 101.0%		149,498
Liabilities in excess of other assets — (1.0)%		(1,487)
NET ASSETS — 100.0%		$148,011

(a)  Continuously callable with 30 days notice.

(b)  Security purchased on a when-issued basis.

(c)  Continuously callable with 15 days notice.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Rate disclosed is the daily yield on 10/31/12.

AGM — Insured by Assured Guaranty Municipal Corporation

EMT — Escrowed to Maturity

FGIC — Insured by Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Insured by National Reinsurance Corporation

PSF-GTD — Permanent School Fund Guaranteed

Q-SBLF — Qualified-School Bond Loan Fund

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Bond Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Municipal Bonds (97.1%)
General Obligations (53.4%):
County, City & Special District (18.2%):
Akron, 2.25%, 12/1/19	$1,120	$1,163
Cincinnati, Series A, 3.00%, 12/1/17	105	116
Columbus, Series A, 5.00%, 6/1/19	4,000	5,003
Greene County, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	617
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,322
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	828
Strongsville, 4.00%, 12/1/19	500	591
Summit County
Series R, 5.50%, 12/1/13, FGIC	250	264
Series R, 5.50%, 12/1/16, FGIC	535	636
Series R, 5.50%, 12/1/17, FGIC	930	1,139
Series R, 5.50%, 12/1/18, FGIC	1,095	1,370
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,423
Warren County Special Assessment, 6.55%, 12/1/14	290	303
		14,775
Hospitals, Nursing Homes & Health Care (1.4%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,142
Public Facilities (Convention, Sport, Public Buildings) (0.8%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	628
Public Improvements (7.3%):
Akron-Summit County, Public Library, 5.00%, 12/1/19, Prerefunded 12/1/12 @ 100, NATL-RE/FGIC	1,000	1,004
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, Insured by Assured Guaranty	185	214
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	413
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	573
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,319
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	464
		5,987
Schools & Educational Services (24.7%):
Ashtabula City School District, School Improvement, 3.00%, 12/1/20, Student Credit Program	1,000	1,073
Chillicothe City School District
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,256
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,365
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,741
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	926
Cleveland Municipal School District, 5.25%, 12/1/17, AGM/Student Credit Program (a)	1,395	1,497
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, AGM	955	1,032
4.75% (b), 12/1/21, AGM	1,455	1,159
4.95% (b), 12/1/23, AGM	1,455	1,062

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Fairfield City School District, 7.45%, 12/1/14, FGIC	$600	$641
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	729
Kenston Local School District, School Improvement
3.25%, 12/1/25, Callable 12/1/20 @ 100	160	166
3.50%, 12/1/26, Callable 12/1/20 @ 100	125	132
Lima City School District, 6.00%, 12/1/22, AMBAC (a)	30	30
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,267
Marysville Exempt Village School District, 5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	607
Maumee City School District, School Facilities Construction & Improvement, 5.00%, 12/1/18, Callable 12/1/13 @ 100, AGM	500	522
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	415
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,862
Sheffield-Sheffield Lake City School District, School Improvement, 4.50%, 12/1/41 (a)	500	533
Southwest Licking Local School District, 5.00%, 12/1/21, Callable 12/1/15 @ 100, AMBAC	1,000	1,077
Sylvania City School District, School Improvement, 4.00% (b), 12/1/17, Insured by Assured Guaranty	1,040	957
		20,049
Utilities (Sewers, Telephone, Electric) (1.0%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	160	175
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	635
		810
		43,391
Revenue Bonds (43.7%):
Hospitals, Nursing Homes & Health Care (14.8%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A, 5.00%, 1/1/14	430	443
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,367
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,886
Franklin County Hospital Revenue, Nationwide Children's Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,641
Franklin County Hospital Revenue, The Children's Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,461
Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Health System, 4.00%, 1/1/39	2,500	2,556
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	564
State Hospital Facility Revenue, Cleveland Clinic Health System, Series A, 5.00%, 1/1/32, Callable 1/1/21 @ 100	1,000	1,126
		12,044
Housing (4.0%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,259

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Principal Amount	Value
Public Facilities (Convention, Sport, Public Buildings) (1.4%):
State Cultural & Sports Capital Facilities Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/15 @ 100, AGM	$1,000	$1,105
Schools & Educational Services (21.2%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, AGM (a)	1,260	1,431
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Ohio CCD Program (a)	1,000	1,101
Miami University
2.00%, 9/1/15	650	668
2.25%, 9/1/16	1,000	1,049
State Higher Educational Facility Commission Revenue, Dayton University Project, Series A, 5.00%, 12/1/15	600	670
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/13	250	259
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	436
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	347
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	666
State University General Receipts, 5.00%, 12/1/17, Callable 6/1/14 @ 100, NATL-RE	1,550	1,664
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,210
University of Toledo General Receipts Bonds
4.00%, 6/1/20	200	225
Series A, 3.50%, 6/1/16	2,260	2,436
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	810
Youngstown State University General Receipts
4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,275
4.00%, 12/15/16, Insured by Assured Guaranty	500	559
4.13%, 12/15/17, Insured by Assured Guaranty	435	496
4.38%, 12/15/18, Insured by Assured Guaranty	685	798
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,142
		17,242
Utilities — Water (2.3%):
Hamilton Wastewater System Revenue
3.00%, 10/1/19, AGM	530	580
4.50%, 10/1/31, AGM (a)	200	213
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, AGM	645	654
5.00%, 12/1/18, Callable 12/1/12 @ 101, AGM	430	436
		1,883
		35,533
Total Municipal Bonds (Cost $72,026)		78,924

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Investment Companies (1.3%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.02% (c)	1,059,756	$1,060
Total Investment Companies (Cost $1,060)		1,060
Total Investments (Cost $73,086) — 98.4%		79,984
Other assets in excess of liabilities — 1.6%		1,267
NET ASSETS — 100.0%		$81,251

(a)  Continuously callable with 30 days notice.

(b)  Rate represents the effective yield at purchase.

(c)  Rate disclosed is the daily yield on 10/31/12.

AGC-ICC — Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM — Insured by Assured Guaranty Municipal Corporation

AMBAC — Insured by American Municipal Bond Assurance Corporation

FGIC — Insured by Financial Guaranty Insurance Company

MBIA — Insured by Municipal Bond Insurance Association

NATL-RE — Insured by National Reinsurance Corporation

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  October 31, 2012

(Amounts in Thousands, Except Per Share Amounts)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
ASSETS:
Investments, at value (Cost $140,618, $73,086)	$149,498		$79,984
Interest and dividends receivable	1,639		1,133
Receivable for capital shares issued	235		2
Receivable for investments sold	—		351
Receivable from Adviser	7		—
Prepaid expenses	6		8
Total Assets	151,385		81,478
LIABILITIES:
Payable for investments purchased	3,054		—
Distributions payable	22		23
Payable for capital shares redeemed	159		107
Accrued expenses and other payables:
Investment advisory fees	68		38
Administration fees	12		7
Custodian fees	2		1
Transfer agent fees	8		4
Chief Compliance Officer fees	—	(a)	—	(a)
Trustees' fees	—	(a)	—	(a)
Shareholder servicing fees	30		19
Other accrued expenses	19		28
Total Liabilities	3,374		227
NET ASSETS:
Capital	136,782		73,655
Accumulated undistributed net investment income	53		56
Accumulated net realized gains from investments	2,297		642
Net unrealized appreciation on investments	8,879		6,898
Net Assets	$148,011		$81,251
Net Assets
Class A Shares	$148,011		$81,251
Total	$148,011		$81,251
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	12,730		6,791
Total	12,730		6,791
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares (b)	$11.63		$11.96
Maximum sales charge — Class A Shares	2.00%		2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.87		$12.20

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Year Ended October 31, 2012

(Amounts in Thousands)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
Investment Income:
Interest income	$3,857	$3,043
Dividend income	1	—
Total Income	3,858	3,043
Expenses:
Investment advisory fees	797	490
Administration fees	169	110
Shareholder servicing fees — Class A Shares	362	223
Custodian fees	17	10
Transfer agent fees	62	33
Trustees' fees	21	13
Chief Compliance Officer fees	3	2
Legal and audit fees	29	18
State registration and filing fees	29	23
Other expenses	34	29
Total Expenses	1,523	951
Expenses waived/reimbursed by Adviser	(113)	—
Net Expenses	1,410	951
Net Investment Income	2,448	2,092
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	2,282	641
Net change in unrealized appreciation/depreciation on investments	3,657	2,416
Net realized/unrealized gains from investments	5,939	3,057
Change in net assets resulting from operations	$8,387	$5,149

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
From Investment Activities:
Operations:
Net investment income	$2,448	$3,160	$2,092	$2,965
Net realized gains from investment transactions	2,282	2,688	641	830
Net change in unrealized appreciation/ depreciation on investments	3,657	(1,856)	2,416	(2,784)
Change in net assets resulting from operations	8,387	3,992	5,149	1,011
Distributions to Shareholders:
From net investment income:
Class A Shares	(2,462)	(3,199)	(2,101)	(2,997)
From net realized gains:
Class A Shares	(2,697)	(2,429)	(835)	(1,465)
Change in net assets resulting from distributions to shareholders	(5,159)	(5,628)	(2,936)	(4,462)
Change in net assets from capital transactions	(2,664)	6,104	(17,962)	(20,591)
Change in net assets	564	4,468	(15,749)	(24,042)
Net Assets:
Beginning of period	147,447	142,979	97,000	121,042
End of period	$148,011	$147,447	$81,251	$97,000
Accumulated undistributed net investment income	$53	$71	$56	$66
Capital Transactions:
Class A Shares
Proceeds from shares issued	$45,376	$70,295	$3,266	$7,746
Dividends reinvested	4,286	4,652	2,429	3,624
Cost of shares redeemed	(52,326)	(68,843)	(23,657)	(31,961)
Change in net assets from capital transactions	$(2,664)	$6,104	$(17,962)	$(20,591)
Share Transactions:
Class A Shares
Issued	3,937	6,344	275	676
Reinvested	375	423	205	316
Redeemed	(4,543)	(6,214)	(1,992)	(2,778)
Change in Shares	(231)	553	(1,512)	(1,786)

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$11.38	$11.52	$11.26		$10.35	$10.77
Investment Activities:
Net investment income	0.20	0.25	0.31		0.33	0.36
Net realized and unrealized gains (losses) on investments	0.46	0.07	0.43		0.91	(0.42)
Total from Investment Activities	0.66	0.32	0.74		1.24	(0.06)
Distributions:
Net investment income	(0.20)	(0.26)	(0.31)		(0.33)	(0.36)
Net realized gains from investments	(0.21)	(0.20)	(0.17)		—	—
Total Distributions	(0.41)	(0.46)	(0.48)		(0.33)	(0.36)
Net Asset Value, End of Period	$11.63	$11.38	$11.52		$11.26	$10.35
Total Return (excludes sales charge)	5.86%	3.01%	6.75	%(a)	12.16%	(0.65)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$148,011	$147,447	$142,979		$111,094	$69,015
Ratio of net expenses to average net assets	0.97%	0.98%	0.99%		1.00%	1.00%
Ratio of net investment income to average net assets	1.69%	2.27%	2.75%		3.06%	3.31%
Ratio of gross expenses to average net assets (b)	1.05%	1.05%	1.05%		1.03%	1.05%
Ratio of net investment income to average net assets (b)	1.61%	2.20%	2.69%		3.03%	3.26%
Portfolio turnover	70%	133%	74%		114%	230%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
Net Asset Value, Beginning of Period	$11.68	$12.00	$11.88		$11.18	$11.56
Investment Activities:
Net investment income	0.28	0.32	0.37		0.39	0.41
Net realized and unrealized gains (losses) on investments	0.39	(0.16)	0.36		0.70	(0.38)
Total from Investment Activities	0.67	0.16	0.73		1.09	0.03
Distributions:
Net investment income	(0.28)	(0.33)	(0.38)		(0.39)	(0.41)
Net realized gains from investments	(0.11)	(0.15)	(0.23)		—	—
Total Distributions	(0.39)	(0.48)	(0.61)		(0.39)	(0.41)
Net Asset Value, End of Period	$11.96	$11.68	$12.00		$11.88	$11.18
Total Return (excludes sales charge)	5.81%	1.44%	6.29	%(a)	9.86%	0.17%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$81,251	$97,000	$121,042		$118,595	$107,763
Ratio of net expenses to average net assets	1.07%	1.03%	1.01%		1.01%	1.01%
Ratio of net investment income to average net assets	2.35%	2.79%	3.09%		3.32%	3.49%
Portfolio turnover	28%	54%	53%		53%	86%

(a)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.06% lower.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Common Stocks (96.0%)
Australia (7.3%):
Financials (2.9%):
Australia & New Zealand Banking Group Ltd.	70,366	$1,855
Materials (4.4%):
BHP Billiton Ltd.	63,030	2,223
Rio Tinto Ltd.	10,815	636
		2,859
		4,714
Austria (0.9%):
Industrials (0.9%):
Andritz AG	9,264	559
Brazil (0.8%):
Financials (0.8%):
Itau Unibanco Holding SA, Preferred ADR	36,469	532
Canada (5.8%):
Consumer Discretionary (1.0%):
Canadian Tire Corp. Ltd.	9,279	664
Financials (2.3%):
Bank of Nova Scotia	16,171	879
National Bank of Canada	8,050	622
		1,501
Information Technology (0.8%):
CGI Group, Inc. (b)	19,553	511
Materials (1.7%):
Agrium, Inc.	10,497	1,108
		3,784
Cayman Islands (2.0%):
Consumer Staples (0.8%):
Herbalife Ltd.	9,444	485
Information Technology (1.2%):
Tencent Holdings Ltd.	22,600	798
		1,283
Denmark (4.0%):
Health Care (4.0%):
Novo Nordisk A/S, Class B	16,105	2,586
Finland (2.0%):
Financials (0.8%):
Sampo Oyj	15,391	482
Industrials (1.2%):
Kone Oyj, Class B	10,997	789
		1,271

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
France (4.3%):
Energy (2.4%):
Total SA	30,592	$1,540
Financials (1.9%):
BNP Paribas SA	24,399	1,234
		2,774
Germany (5.9%):
Consumer Discretionary (1.2%):
Bayerische Motoren Werke AG	4,084	325
Continental AG	4,228	424
		749
Financials (1.8%):
Allianz SE	9,386	1,163
Industrials (0.9%):
MTU Aero Engines Holding AG	6,911	581
Materials (2.0%):
BASF SE	10,205	846
Lanxess AG	5,563	459
		1,305
		3,798
Hong Kong (4.3%):
Energy (2.2%):
CNOOC Ltd.	696,000	1,435
Financials (2.1%):
AIA Group Ltd.	348,800	1,380
		2,815
Indonesia (1.2%):
Financials (1.2%):
PT Bank Rakyat	990,500	764
Ireland (Republic of) (1.8%):
Energy (0.7%):
Dragon Oil PLC	52,046	466
Information Technology (1.1%):
Accenture PLC, Class A	9,871	666
		1,132
Italy (1.2%):
Consumer Discretionary (1.2%):
Prada SpA	92,100	749
Japan (10.9%):
Consumer Discretionary (1.4%):
Nissan Motor Co. Ltd.	68,400	573
Shimamura Co. Ltd.	3,100	323
		896

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Consumer Staples (1.2%):
Lawson, Inc.	10,677	$786
Financials (3.9%):
Daito Trust Construction Co. Ltd.	20,200	2,040
Mizuho Financial Group, Inc.	325,800	509
		2,549
Health Care (0.4%):
Miraca Holdings, Inc.	6,498	275
Industrials (3.0%):
Hitachi Ltd.	161,000	854
ITOCHU Corp.	67,400	673
JGC Corp.	12,000	413
		1,940
Information Technology (1.0%):
ITOCHU Techno-Solutions Corp.	12,400	642
		7,088
Jersey (2.3%):
Energy (2.3%):
Petrofac Ltd.	56,926	1,477
Mexico (0.8%):
Financials (0.8%):
Grupo Financiero Santander Mexico SAB de CV, Class B, Sponsored ADR (b)	38,549	527
Netherlands (3.0%):
Financials (2.0%):
ING Groep NV (b)	143,912	1,281
Materials (1.0%):
LyondellBasell Industries NV, Class A	12,351	659
		1,940
Norway (1.8%):
Energy (1.2%):
Aker Solutions ASA	23,315	458
Fred. Olsen Energy ASA	7,332	344
		802
Materials (0.6%):
Yara International ASA	7,743	365
		1,167
Republic of Korea (South) (3.6%):
Consumer Discretionary (0.9%):
Kia Motors Corp.	10,683	592
Information Technology (2.7%):
Samsung Electronics Co. Ltd.	1,466	1,764
		2,356

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Singapore (1.7%):
Financials (1.7%):
DBS Group Holdings Ltd.	97,000	$1,108
Sweden (6.6%):
Consumer Discretionary (1.0%):
Electrolux AB, Series B	25,079	644
Financials (3.0%):
Nordea Bank AB	48,379	439
Svenska Handelsbanken AB, A Shares	27,295	937
Swedbank AB, A Shares	31,194	579
		1,955
Industrials (1.6%):
SKF AB, B Shares	20,497	463
Volvo AB, B Shares	38,922	525
		988
Telecommunication Services (1.0%):
Tele2 AB, B Shares	39,419	659
		4,246
Switzerland (3.8%):
Consumer Staples (1.8%):
Nestle SA	18,174	1,154
Financials (2.0%):
Partners Group Holding AG	3,124	662
Zurich Financial Services AG	2,634	651
		1,313
		2,467
Thailand (1.2%):
Consumer Discretionary (1.2%):
CP ALL Public Co. Ltd.	614,100	797
United Kingdom (14.7%):
Consumer Discretionary (2.7%):
British Sky Broadcasting Group PLC	36,874	422
Compass Group PLC	121,236	1,332
		1,754
Consumer Staples (0.9%):
British American Tobacco PLC	11,189	555
Energy (1.5%):
Royal Dutch Shell PLC	29,273	1,004
Financials (2.7%):
Prudential PLC	93,320	1,282
Standard Chartered PLC	20,480	486
		1,768
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Industrials (3.9%):
Aggreko PLC	11,979	$417
AMEC PLC	59,044	1,012
Intertek Group PLC	8,232	375
Rolls-Royce Holdings PLC	51,736	714
		2,518
Information Technology (1.2%):
ARM Holdings PLC	71,574	771
Telecommunication Services (1.8%):
Vodafone Group PLC	431,259	1,171
		9,541
United States (4.1%):
Consumer Discretionary (1.6%):
Autoliv, Inc.	6,397	368
Expedia, Inc.	11,794	698
		1,066
Consumer Staples (1.0%):
Philip Morris International, Inc.	7,388	654
Health Care (1.5%):
Perrigo Co.	8,337	959
		2,679
Total Common Stocks (Cost $52,261)		62,154
Exchange-Traded Funds (1.1%)
United States (1.1%):
Vanguard MSCI Emerging Markets Fund	17,591	730
Total Exchange-Traded Funds (Cost $715)		730
Cash Equivalents (2.9%)
United States (2.9%):
Citibank Money Market Deposit Account, 0.02% (c)	1,868,509	1,869
Total Cash Equivalents (Cost $1,869)		1,869
Total Investments (Cost $54,845) — 100.0%		64,753
Other assets in excess of liabilities — 0.0%		17
NET ASSETS — 100.0%		$64,770

(a)  All securities, except those traded on United States (including ADRs), Brazilian and Canadian exchanges, were fair valued at October 31, 2012.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 10/31/12.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Select Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Common Stocks (96.2%)
Australia (7.2%):
Financials (2.8%):
Australia & New Zealand Banking Group Ltd.	69,059	$1,820
Materials (4.4%):
BHP Billiton Ltd.	79,882	2,818
		4,638
Austria (1.2%):
Industrials (1.2%):
Andritz AG	12,564	758
Brazil (1.5%):
Financials (1.5%):
Itau Unibanco Holding SA, Preferred ADR	66,831	975
Canada (3.6%):
Financials (1.6%):
Bank of Nova Scotia	19,414	1,055
Materials (2.0%):
Agrium, Inc.	11,885	1,254
		2,309
Cayman Islands (2.9%):
Consumer Staples (0.9%):
Herbalife Ltd.	11,751	603
Information Technology (2.0%):
Tencent Holdings Ltd.	35,700	1,261
		1,864
Denmark (4.1%):
Health Care (4.1%):
Novo Nordisk A/S, Class B	16,246	2,609
Finland (2.0%):
Industrials (2.0%):
Kone Oyj, Class B	17,947	1,287
France (4.1%):
Energy (2.2%):
Total SA	28,118	1,415
Financials (1.9%):
BNP Paribas SA	24,407	1,235
		2,650
Germany (6.0%):
Consumer Discretionary (0.5%):
Continental AG	3,167	318

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Financials (2.5%):
Allianz SE	13,006	$1,612
Materials (3.0%):
BASF SE	15,991	1,325
Lanxess AG	7,452	615
		1,940
		3,870
Hong Kong (5.3%):
Energy (2.5%):
CNOOC Ltd.	774,667	1,597
Financials (2.8%):
AIA Group Ltd.	459,000	1,816
		3,413
Indonesia (1.8%):
Financials (1.8%):
PT Bank Rakyat	1,566,000	1,207
Ireland (Republic of) (1.7%):
Information Technology (1.7%):
Accenture PLC, Class A	16,928	1,141
Italy (1.6%):
Consumer Discretionary (1.6%):
Prada SpA	127,800	1,039
Japan (7.9%):
Consumer Staples (1.5%):
Lawson, Inc.	12,900	949
Financials (2.9%):
Daito Trust Construction Co. Ltd.	18,500	1,869
Industrials (1.9%):
Hitachi Ltd.	228,000	1,209
Information Technology (1.6%):
ITOCHU Techno-Solutions Corp.	20,800	1,077
		5,104
Jersey (2.8%):
Energy (2.8%):
Petrofac Ltd.	69,222	1,796
Mexico (1.2%):
Financials (1.2%):
Grupo Financiero Santander Mexico SAB de CV, Class B, Sponsored ADR (b)	56,219	769
Netherlands (4.6%):
Financials (2.5%):
ING Groep NV (b)	184,646	1,643

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Materials (2.1%):
LyondellBasell Industries NV, Class A	25,330	$1,353
		2,996
Republic of Korea (South) (4.1%):
Consumer Discretionary (1.0%):
Kia Motors Corp.	11,450	635
Information Technology (3.1%):
Samsung Electronics Co. Ltd.	1,666	2,004
		2,639
Singapore (2.3%):
Financials (2.3%):
DBS Group Holdings Ltd.	129,000	1,473
Sweden (8.2%):
Consumer Discretionary (3.2%):
Electrolux AB, Series B	46,593	1,195
Volvo AB, B Shares	66,020	891
		2,086
Financials (2.1%):
Svenska Handelsbanken AB, A Shares	40,686	1,397
Industrials (1.3%):
SKF AB, B Shares	36,365	821
Telecommunication Services (1.6%):
Tele2 AB, B Shares	62,028	1,037
		5,341
Switzerland (3.1%):
Consumer Staples (1.7%):
Nestle SA	17,070	1,084
Financials (1.4%):
Partners Group Holding AG	4,393	931
		2,015
Thailand (2.0%):
Consumer Discretionary (2.0)%):
CP ALL Public Co. Ltd.	988,500	1,283
United Kingdom (13.4%):
Consumer Discretionary (2.6%):
Compass Group PLC	160,665	1,765
Financials (3.4%):
Prudential PLC	117,004	1,608
Standard Chartered PLC	25,021	593
		2,201

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Industrials (3.5%):
AMEC PLC	81,420	$1,395
Rolls-Royce Holdings PLC	62,175	859
		2,254
Information Technology (1.9%):
ARM Holdings PLC	113,810	1,225
Telecommunication Services (2.0%):
Vodafone Group PLC	471,488	1,281
		8,726
United States (3.6%):
Consumer Staples (1.6%):
Philip Morris International, Inc.	11,730	1,039
Health Care (2.0%):
Perrigo Co.	11,076	1,274
		2,313
Total Common Stocks (Cost $52,837)		62,215
Cash Equivalents (4.0%)
United States (4.0%):
Citibank Money Market Deposit Account, 0.02% (c)	2,563,477	2,563
Total Cash Equivalents (Cost $2,563)		2,563
Total Investments (Cost $55,400) — 100.2%		64,778
Liabilities in excess of other assets — (0.2)%		(123)
NET ASSETS — 100.0%		$64,655

(a)  All securities, except those traded on United States (including ADRs), Brazilian and Canadian exchanges, were fair valued at October 31, 2012.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 10/31/12.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Global Equity Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Common Stocks (99.4%)
Australia (3.9%):
Financials (1.2%):
Australia & New Zealand Banking Group Ltd.	3,343	$88
Materials (2.7%):
BHP Billiton Ltd.	5,497	194
		282
Austria (0.6%):
Industrials (0.6%):
Andritz AG	733	44
Brazil (0.5%):
Financials (0.5%):
Itau Unibanco Holding SA, Preferred ADR	2,299	33
Canada (3.2%):
Consumer Discretionary (0.8%):
Canadian Tire Corp. Ltd.	790	56
Financials (0.8%):
Bank of Nova Scotia	1,081	59
Information Technology (0.7%):
CGI Group, Inc. (b)	1,825	48
Materials (0.9%):
Agrium, Inc.	642	68
		231
Cayman Islands (1.8%):
Consumer Staples (0.8%):
Herbalife Ltd.	1,063	55
Information Technology (1.0%):
Tencent Holdings Ltd.	2,100	74
		129
Denmark (2.8%):
Health Care (2.8%):
Novo Nordisk A/S, Class B	1,249	201
Finland (1.0%):
Industrials (1.0%):
Kone Oyj, Class B	1,010	72
France (2.1%):
Energy (1.0%):
Total SA	1,456	73
Financials (1.1%):
BNP Paribas SA	1,578	80
		153

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Germany (4.1%):
Consumer Discretionary (0.5%):
Continental AG	330	$33
Financials (1.1%):
Allianz SE	665	82
Industrials (0.8%):
MTU Aero Engines Holding AG	684	58
Materials (1.7%):
BASF SE	836	69
Lanxess AG	702	58
		127
		300
Hong Kong (2.9%):
Energy (1.5%):
CNOOC Ltd.	54,000	111
Financials (1.4%):
AIA Group Ltd.	26,200	104
		215
Indonesia (0.9%):
Financials (0.9%):
PT Bank Rakyat	90,000	69
Ireland (Republic of) (1.2%):
Energy (0.6%):
Dragon Oil PLC	4,669	42
Information Technology (0.6%):
Accenture PLC, Class A	689	46
		88
Italy (0.6%):
Consumer Discretionary (0.6%):
Prada SpA	5,600	46
Japan (4.3%):
Consumer Staples (0.9%):
Lawson, Inc.	885	65
Financials (1.8%):
Daito Trust Construction Co. Ltd.	1,322	134
Industrials (1.0%):
Hitachi Ltd.	14,000	74
Information Technology (0.6%):
ITOCHU Techno-Solutions Corp.	800	41
		314

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Jersey (1.8%):
Energy (1.5%):
Petrofac Ltd.	4,283	$111
Industrials (0.3%):
Delphi Automotive PLC (b)	712	22
		133
Mexico (0.6%):
Financials (0.6%):
Grupo Financiero Santander Mexico SAB de CV, Class B, Sponsored ADR (b)	2,979	41
Netherlands (2.1%):
Financials (1.4%):
ING Groep NV (b)	11,451	102
Materials (0.7%):
LyondellBasell Industries NV, Class A	1,015	54
		156
Norway (0.5%):
Energy (0.5%):
Fred. Olsen Energy ASA	833	39
Republic of Korea (South) (2.2%):
Consumer Discretionary (0.9%):
Kia Motors Corp.	1,175	65
Information Technology (1.3%):
Samsung Electronics Co. Ltd.	81	98
		163
Singapore (1.7%):
Financials (1.1%):
DBS Group Holdings Ltd.	7,000	80
Information Technology (0.6%):
Avago Technologies Ltd.	1,383	46
		126
Sweden (3.3%):
Consumer Discretionary (0.6%):
Electrolux AB, Series B	1,712	44
Financials (1.1%):
Svenska Handelsbanken AB, A Shares	2,452	84
Industrials (1.0%):
Volvo AB, B Shares	2,697	37
SKF AB, B Shares	1,649	37
		74
Telecommunication Services (0.6%):
Tele2 AB, B Shares	2,448	41
		243

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Switzerland (1.5%):
Consumer Staples (1.0%):
Nestle SA	1,158	$74
Financials (0.5%):
Partners Group Holding AG	171	36
		110
Thailand (0.8%):
Consumer Discretionary (0.8%):
CP ALL Public Co. Ltd.	45,600	59
United Kingdom (6.7%):
Consumer Discretionary (1.4%):
Compass Group PLC	9,329	102
Financials (1.6%):
Prudential PLC	6,083	84
Standard Chartered PLC	1,392	33
		117
Industrials (1.9%):
AMEC PLC	4,051	70
Rolls-Royce Holdings PLC	4,935	68
		138
Information Technology (1.0%):
ARM Holdings PLC	6,685	72
Telecommunication Services (0.8%):
Vodafone Group PLC	21,420	58
		487
United States (48.3%):
Consumer Discretionary (13.5%):
Brinker International, Inc.	1,943	60
Coach, Inc.	1,081	61
Expedia, Inc.	1,016	60
GNC Holdings, Inc., Class A	939	36
Kayak Software Corp. (b)	738	24
Limited Brands, Inc.	1,417	68
Marriott International, Inc., Class A	2,506	91
McDonald's Corp.	809	70
PetSmart, Inc.	960	64
Target Corp.	1,055	67
The Home Depot, Inc.	1,400	86
TJX Cos., Inc.	1,340	56
Tractor Supply Co.	358	34
TripAdvisor, Inc. (b)	1,152	35
Viacom, Inc., Class B	1,072	55
Yum! Brands, Inc.	1,705	120
		987

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Consumer Staples (5.4%):
ConAgra Foods, Inc.	2,791	$78
Philip Morris International, Inc.	972	86
The Kroger Co.	3,305	83
Wal-Mart Stores, Inc.	834	63
WhiteWave Foods Co., Class A (b)	5,000	82
		392
Energy (4.0%):
Apache Corp.	747	62
Chevron Corp.	1,371	151
Exxon Mobil Corp.	867	79
		292
Financials (5.6%):
Berkshire Hathaway, Inc., Class B (b)	421	36
Comerica, Inc.	2,525	75
Discover Financial Services	2,207	91
Fifth Third Bancorp	4,253	62
Huntington Bancshares, Inc.	5,392	35
Starwood Property Trust, Inc.	1,537	35
U.S. Bancorp	2,203	73
		407
Health Care (5.0%):
Express Scripts Holding Co. (b)	2,201	135
McKesson Corp.	685	64
Perrigo Co.	841	97
UnitedHealth Group, Inc.	1,275	71
		367
Industrials (3.7%):
Lear Corp.	817	35
Lincoln Electric Holdings, Inc.	870	38
Parker Hannifin Corp.	435	34
Roper Industries, Inc.	268	29
Triumph Group, Inc.	744	49
United Parcel Service, Inc., Class B	1,111	81
		266
Information Technology (9.8%):
Adobe Systems, Inc. (b)	1,556	53
Apple, Inc.	401	239
International Business Machines Corp.	662	129
MasterCard, Inc., Class A	187	86
Oracle Corp.	1,818	56
Teradata Corp. (b)	1,343	92
Vantiv, Inc., Class A (b)	3,077	62
		717

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  October 31, 2012

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Fair Value(a)
Materials (1.3%):
CF Industries Holdings, Inc.	348	$72
Westlake Chemical Corp.	343	26
		98
		3,526
Total Common Stocks (Cost $6,203)		7,260
Cash Equivalents (1.0%)
United States (1.0%):
Citibank Money Market Deposit Account, 0.02% (c)	71,102	71
Total Cash Equivalents (Cost $71)		71
Total Investments (Cost $6,274) — 100.4%		7,331
Liabilities in excess of other assets — (0.4)%		(28)
NET ASSETS — 100.0%		$7,303

(a)  All securities, except those traded on United States (including ADRs), Brazilian and Canadian exchanges, were fair valued at October 31, 2012.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 10/31/12.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  October 31, 2012

(Amounts in Thousands, Except Per Share Amounts)

	International Fund		International Select Fund		Global Equity Fund
ASSETS:
Investments, at value (Cost $54,845, $55,400, $6,274)	$64,753		$64,778		$7,331
Foreign currency, at value (Cost $19,023, $22,408 and $—(a))	19		23		—	(a)
Dividends receivable	168		122		11
Reclaims receivable	69		54		3
Receivable from Adviser	2		3		6
Prepaid expenses	31		31		6
Total Assets	65,042		65,011		7,357
LIABILITIES:
Payable for investments purchased	165		264		37
Foreign accrued taxes	33		28		2
Accrued expenses and other payables:
Investment advisory fees	43		44		5
Administration fees	6		5		1
Custodian fees	7		2		3
Transfer agent fees	2		2		—	(a)
Chief Compliance Officer fees	—	(a)	—	(a)	—	(a)
Trustees' fees	—	(a)	—	(a)	—	(a)
Shareholder servicing fees	—	(a)	—	(a)	1
12b-1 fees	1		1		2
Other accrued expenses	15		10		3
Total Liabilities	272		356		54
NET ASSETS:
Capital	53,838		54,065		6,154
Accumulated undistributed net investment income	1,025		913		40
Accumulated net realized gains (losses) from investments and foreign currency transactions	37		331		55
Net unrealized appreciation on investments and foreign currency transactions	9,870		9,346		1,054
Net Assets	$64,770		$64,655		$7,303
Net Assets
Class A Shares	$392		$585		$2,815
Class C Shares	647		635		2,036
Class I Shares	62,697		62,394		2,452
Class Y Shares	1,034		1,041		—
Total	$64,770		$64,655		$7,303
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	30		45		237
Class C Shares	48		50		172
Class I Shares	4,644		4,746		206
Class Y Shares	77		80		—
Total	4,799		4,921		615
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$13.36		$13.01		$11.89
Class C Shares (c)	$13.24		$12.85		$11.81
Class I Shares	$13.50		$13.14		$11.92
Class Y shares	$13.38		$13.03		—
Maximum sales charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.18		$13.80		$12.62

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Year Ended October 31, 2012

(Amounts in Thousands)

	International Fund	International Select Fund	Global Equity Fund
Investment Income:
Dividend income	$2,304	$2,201	$176
Foreign tax withholding	(211)	(209)	(11)
Total Income	2,093	1,992	165
Expenses:
Investment advisory fees	510	498	55
Administration fees	85	81	25
Shareholder servicing fees — Class A Shares	2	1	7
12b-1 fees — Class C Shares	6	6	19
Custodian fees	29	14	14
Transfer agent fees	12	12	1
Transfer agent fees — Class I Shares	6	6	— (a)
Trustees' fees	9	9	1
Chief Compliance Officer fees	1	1	— (a)
Legal and audit fees	14	13	2
State registration and filing fees	47	47	37
Printing fees — Class A Shares	9	2	2
Printing fees — Class C Shares	2	2	1
Printing fees — Class I Shares	2	1	4
Printing fees — Class Y Shares	— (a)	— (a)	—
Other expenses	10	8	6
Total Expenses	744	701	174
Expenses waived/reimbursed by Adviser	(37)	(30)	(69)
Net Expenses	707	671	105
Net Investment Income	1,386	1,321	60
Realized/Unrealized Gains (Losses) from Investment Transactions and Foreign Currency Transactions:
Net realized gains from investment transactions	561	792	172
Net realized losses from foreign currency transactions	(46)	(60)	(4)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	4,246	5,001	542
Net realized/unrealized gains from investments and foreign currency transactions	4,761	5,733	710
Change in net assets resulting from operations	$6,147	$7,054	$770

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund		International Select Fund		Global Equity Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
From Investment Activities:
Operations:
Net investment income	$1,386	$1,144	$1,321	$988	$60	$41
Net realized gains from investment transactions and foreign currency transactions	515	3,307	732	3,517	168	39
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	4,246	(8,835)	5,001	(10,487)	542	(102)
Change in net assets resulting from operations	6,147	(4,384)	7,054	(5,982)	770	(22)
Distributions to Shareholders:
From net investment income:
Class A Shares	(49)	(12)	(9)	(3)	(25)	(40)
Class C Shares	(6)	— (a)	(5)	—	(5)	(29)
Class I Shares	(1,342)	(572)	(1,214)	(444)	(27)	(43)
From net realized gains:
Class A Shares	(141)	(98)	(33)	(33)	—	—
Class C Shares	(34)	(38)	(37)	(33)	—	—
Class I Shares	(3,498)	(3,775)	(3,830)	(3,166)	—	—
Change in net assets resulting from distributions to shareholders	(5,070)	(4,495)	(5,128)	(3,679)	(57)	(112)
Change in net assets from capital transactions	(2,140)	8,860	160	7,599	255	956
Change in net assets	(1,063)	(19)	2,086	(2,062)	968	822
Net Assets:
Beginning of period	65,833	65,852	62,569	64,631	6,335	5,513
End of period	$64,770	$65,833	$64,655	$62,569	$7,303	$6,335
Accumulated undistributed net investment income	$1,019	$1,102	$910	$904	$40	$43

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund		International Select Fund		Global Equity Fund
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2012	Year Ended October 31, 2011
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,222	$1,248	$4	$178	$115	$574
Dividends reinvested	190	110	42	36	25	40
Cost of shares redeemed	(3,438)	(292)	(11)	(108)	(11)	(13)
Total Class A Shares	$(2,026)	$1,066	$35	$106	$129	$601
Class C Shares
Proceeds from shares issued	$13	$5	$—	$—	$26	$4
Dividends reinvested	40	38	42	33	5	29
Cost of shares redeemed	—	(2)	—	—	—	—
Total Class C Shares	$53	$41	$42	$33	$31	$33
Class I Shares
Proceeds from shares issued	$3,251	$5,248	$220	$5,313	$71	$279
Dividends reinvested	4,838	4,347	5,043	3,610	27	43
Cost of shares redeemed	(9,256)	(1,842)	(6,180)	(1,463)	(3)	—
Total Class I Shares	$(1,167)	$7,753	$(917)	$7,460	$95	$322
Class Y Shares (a)
Proceeds from shares issued	$1,000	$—	$1,000	$—	$—	$—
Total Class Y Shares	$1,000	$—	$1,000	$—	$—	$—
Change in net assets from capital transactions	$(2,140)	$8,860	$160	$7,599	$255	$956
Share Transactions:
Class A Shares
Issued	99	90	— (b)	12	11	55
Reinvested	16	8	4	3	2	3
Redeemed	(265)	(20)	(1)	(8)	(1)	(1)
Total Class A Shares	(150)	78	3	7	12	57
Class C Shares
Issued	1	— (b)	—	—	2	— (b)
Reinvested	3	2	4	3	—	3
Redeemed	—	— (b)	—	—	—	—
Total Class C Shares	4	2	4	3	2	3
Class I Shares
Issued	248	366	17	380	6	24
Reinvested	407	293	440	247	3	4
Redeemed	(716)	(121)	(484)	(98)	— (b)	—
Total Class I Shares	(61)	538	(27)	529	9	28
Class Y Shares (a)
Issued	77	—	80	—	—	—
Total Class Y Shares	77	—	80	—	—	—
Change in Shares	(130)	618	60	539	23	88

(a)  Class Y Shares of International Fund and International Select Fund commenced operations on March 7, 2012

(b)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
Net Asset Value, Beginning of Period	$13.24	$15.17	$13.39	$10.00
Investment Activities:
Net investment income	0.16 (b)	0.17	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.98	(1.07)	2.09	3.30
Total from Investment Activities	1.14	(0.90)	2.18	3.39
Distributions:
Net investment income	(0.26)	(0.11)	(0.11)	—
Net realized gains from investments	(0.76)	(0.92)	(0.29)	—
Total Distributions	(1.02)	(1.03)	(0.40)	—
Net Asset Value, End of Period	$13.36	$13.24	$15.17	$13.39
Total Return (excludes sales charge) (c)	9.59%	(6.62)%	16.65%	33.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$392	$2,380	$1,546	$626
Ratio of net expenses to average net assets (d)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (d)	1.29%	1.45%	0.66%	1.01%
Ratio of gross expenses to average net assets (d) (e)	3.41%	1.90%	2.69%	5.11%
Ratio of net investment income to average net assets (d) (e)	(0.72)%	0.95%	(0.63)%	(2.70)%
Portfolio turnover (c) (f)	94%	102%	120%	155%

(a)  Class A shares commenced operations on November 25, 2008.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class C Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
Net Asset Value, Beginning of Period	$13.10	$15.02	$13.30	$10.00
Investment Activities:
Net investment income	0.14	0.09	0.02	0.05
Net realized and unrealized gains (losses) on investments	0.91	(1.09)	2.04	3.25
Total from Investment Activities	1.05	(1.00)	2.06	3.30
Distributions:
Net investment income	(0.15)	— (b)	(0.05)	—
Net realized gains from investments	(0.76)	(0.92)	(0.29)	—
Total Distributions	(0.91)	(0.92)	(0.34)	—
Net Asset Value, End of Period	$13.24	$13.10	$15.02	$13.30
Total Return (excludes contingent deferred sales charge) (c)	8.82%	(7.34)%	15.75%	33.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$647	$582	$626	$536
Ratio of net expenses to average net assets (d)	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income to average net assets (d)	1.13%	0.64%	0.10%	0.44%
Ratio of gross expenses to average net assets (d) (e)	4.14%	3.75%	4.26%	6.08%
Ratio of net investment income to average net assets (d) (e)	(0.86)%	(0.96)%	(2.01)%	(3.49)%
Portfolio turnover (c) (f)	94%	102%	120%	155%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Less than $0.01 per share

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class I Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
Net Asset Value, Beginning of Period	$13.36	$15.28	$13.42	$10.00
Investment Activities:
Net investment income	0.30	0.25	0.15	0.15
Net realized and unrealized gains (losses) on investments	0.89	(1.11)	2.08	3.27
Total from Investment Activities	1.19	(0.86)	2.23	3.42
Distributions:
Net investment income	(0.29)	(0.14)	(0.08)	—
Net realized gains from investments	(0.76)	(0.92)	(0.29)	—
Total Distributions	(1.05)	(1.06)	(0.37)	—
Net Asset Value, End of Period	$13.50	$13.36	$15.28	$13.42
Total Return (b)	9.94%	(6.36)%	16.98%	34.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$62,697	$62,871	$63,680	$53,823
Ratio of net expenses to average net assets (c)	1.09%	1.10%	1.13%	1.15%
Ratio of net investment income to average net assets (c)	2.20%	1.69%	1.13%	1.65%
Ratio of gross expenses to average net assets (c) (d)	1.09%	1.10%	1.13%	1.28%
Ratio of net investment income to average net assets (c) (d)	2.20%	1.69%	1.13%	1.52%
Portfolio turnover (b) (e)	94%	102%	120%	155%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

International Fund
Class Y Shares
Period Ended October 31, 2012(a)
Net Asset Value, Beginning of Period	$12.95
Investment Activities:
Net investment income	0.21
Net realized and unrealized gains on investments	0.22
Total from Investment Activities	0.43
Net Asset Value, End of Period	$13.38
Total Return (b)	3.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,034
Ratio of net expenses to average net assets (c)	1.15%
Ratio of net investment income to average net assets (c)	2.52%
Ratio of gross expenses to average net assets (c) (d)	2.12%
Ratio of net investment income to average net assets (c) (d)	1.55%
Portfolio turnover (b) (e)	94%

(a)  Class Y Shares commenced operations on March 7, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
Net Asset Value, Beginning of Period	$12.75	$14.83	$13.15	$10.00
Investment Activities:
Net investment income	0.22	0.15	0.10	0.09
Net realized and unrealized gains (losses) on investments	1.05	(1.40)	2.14	3.06
Total from Investment Activities	1.27	(1.25)	2.24	3.15
Distributions:
Net investment income	(0.21)	(0.08)	(0.07)	—
Net realized gains from investments	(0.80)	(0.75)	(0.49)	—
Total Distributions	(1.01)	(0.83)	(0.56)	—
Net Asset Value, End of Period	$13.01	$12.75	$14.83	$13.15
Total Return (excludes sales charge) (b)	11.11%	(9.12)%	17.58%	31.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$585	$535	$523	$427
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (c)	1.82%	1.17%	0.73%	0.88%
Ratio of gross expenses to average net assets (c) (d)	3.57%	3.05%	3.98%	5.79%
Ratio of net investment income to average net assets (c) (d)	(0.35)%	(0.48)%	(1.85)%	(3.51)%
Portfolio turnover (b) (e)	99%	127%	130%	213%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class C Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
Net Asset Value, Beginning of Period	$12.59	$14.69	$13.06	$10.00
Investment Activities:
Net investment income	0.12	0.06	—	0.01
Net realized and unrealized gains (losses) on investments	1.05	(1.41)	2.12	3.05
Total from Investment Activities	1.17	(1.35)	2.12	3.06
Distributions:
Net investment income	(0.11)	—	—	—
Net realized gains from investments	(0.80)	(0.75)	(0.49)	—
Total Distributions	(0.91)	(0.75)	(0.49)	—
Net Asset Value, End of Period	$12.85	$12.59	$14.69	$13.06
Total Return (excludes contingent deferred sales charge) (b)	10.32%	(9.83)%	16.68%	30.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$635	$575	$638	$522
Ratio of net expenses to average net assets (c)	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income to average net assets (c)	1.07%	0.42%	(0.01)%	0.11%
Ratio of gross expenses to average net assets (c) (d)	4.14%	3.72%	4.17%	6.04%
Ratio of net investment income to average net assets (c) (d)	(0.92)%	(1.15)%	(2.03)%	(3.78)%
Portfolio turnover (b) (e)	99%	127%	130%	213%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class I Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
Net Asset Value, Beginning of Period	$12.88	$14.96	$13.18	$10.00
Investment Activities:
Net investment income	0.26	0.22	0.13	0.12
Net realized and unrealized gains (losses) on investments	1.05	(1.44)	2.16	3.06
Total from Investment Activities	1.31	(1.22)	2.29	3.18
Distributions:
Net investment income	(0.25)	(0.11)	(0.02)	—
Net realized gains from investments	(0.80)	(0.75)	(0.49)	—
Total Distributions	(1.05)	(0.86)	(0.51)	—
Net Asset Value, End of Period	$13.14	$12.88	$14.96	$13.18
Total Return (b)	11.43%	(8.85)%	17.91%	31.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$62,394	$61,459	$63,470	$53,810
Ratio of net expenses to average net assets (c)	1.06%	1.08%	1.11%	1.15%
Ratio of net investment income to average net assets (c)	2.14%	1.50%	1.03%	1.31%
Ratio of gross expenses to average net assets (c) (d)	1.06%	1.08%	1.11%	1.25%
Ratio of net investment income to average net assets (c) (d)	2.14%	1.50%	1.03%	1.21%
Portfolio turnover (b) (e)	99%	127%	130%	213%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

International Select Fund
Class Y Shares
Period Ended October 31, 2012(a)
Net Asset Value, Beginning of Period	$12.52
Investment Activities:
Net investment income	0.20
Net realized and unrealized gains on investments	0.31
Total from Investment Activities	0.51
Net Asset Value, End of Period	$13.03
Total Return (b)	4.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,041
Ratio of net expenses to average net assets (c)	1.15%
Ratio of net investment income to average net assets (c)	2.45%
Ratio of gross expenses to average net assets (c) (d)	2.08%
Ratio of net investment income to average net assets (c) (d)	1.52%
Portfolio turnover (b) (e)	99%

(a)  Class Y Shares commenced operations on March 7, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class A Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
Net Asset Value, Beginning of Period	$10.72	$10.97	$10.00
Investment Activities:
Net investment income	0.11	0.08	0.03
Net realized and unrealized gains (losses) on investments	1.17	(0.09)	0.94
Total from Investment Activities	1.28	(0.01)	0.97
Distributions:
Net investment income	(0.11)	(0.24)	—
Total Distributions	(0.11)	(0.24)	—
Net Asset Value, End of Period	$11.89	$10.72	$10.97
Total Return (excludes sales charge) (b)	12.06%	(0.24)%	9.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,815	$2,410	$1,840
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.39%
Ratio of net investment income to average net assets (c)	1.00%	0.85%	0.43%
Ratio of gross expenses to average net assets (c) (d)	2.32%	2.70%	5.81%
Ratio of net investment income (loss) to average net assets (c) (d)	0.08%	(0.45)%	(3.99)%
Portfolio turnover (b) (e)	90%	87%	80%

(a)  Class A Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class C Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
Net Asset Value, Beginning of Period	$10.64	$10.92	$10.00
Investment Activities:
Net investment income (loss)	0.03	0.02	(0.02)
Net realized and unrealized gains (losses) on investments	1.17	(0.12)	0.94
Total from Investment Activities	1.20	(0.10)	0.92
Distributions:
Net investment income	(0.03)	(0.18)	—
Total Distributions	(0.03)	(0.18)	—
Net Asset Value, End of Period	$11.81	$10.64	$10.92
Total Return (excludes contingent deferred sales charge) (b)	11.32%	(1.04)%	9.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,036	$1,805	$1,819
Ratio of net expenses to average net assets (c)	2.15%	2.15%	2.14%
Ratio of net investment income (loss) to average net assets (c)	0.27%	0.11%	(0.32)%
Ratio of gross expenses to average net assets (c) (d)	3.18%	3.39%	6.56%
Ratio of net investment income (loss) to average net assets (c) (d)	(0.76)%	(1.13)%	(4.74)%
Portfolio turnover (b) (e)	90%	87%	80%

(a)  Class C Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class I Shares
	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
Net Asset Value, Beginning of Period	$10.74	$10.98	$10.00
Investment Activities:
Net investment income	0.15	0.13	0.04
Net realized and unrealized gains (losses) on investments	1.17	(0.11)	0.94
Total from Investment Activities	1.32	0.02	0.98
Distributions:
Net investment income	(0.14)	(0.26)	—
Total Distributions	(0.14)	(0.26)	—
Net Asset Value, End of Period	$11.92	$10.74	$10.98
Total Return (b)	12.42%	0.03%	9.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,452	$2,120	$1,854
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.14%
Ratio of net investment income to average net assets (c)	1.26%	1.10%	0.68%
Ratio of gross expenses to average net assets (c) (d)	2.20%	2.51%	5.10%
Ratio of net investment income to average net assets (c) (d)	0.21%	(0.26)%	(3.28)%
Portfolio turnover (b) (e)	90%	87%	80%

(a)  Class I Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Notes to Financial Statements

The Victory Portfolios  October 31, 2012

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of October 31, 2012, the Trust offered shares of 15 funds. The accompanying financial statements are those of the following funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered
Stock Index Fund	Classes A and R
Established Value Fund	Classes A, R, I and Y
Special Value Fund	Classes A, C, R, I and Y
Small Company Opportunity Fund	Classes A, R, I and Y
Large Cap Growth Fund	Classes A, C, R, I and Y
Balanced Fund	Classes A, C, R and I
Investment Grade Convertible Fund	Classes A and I
Core Bond Index Fund	Classes A and I
Fund for Income	Classes A, C, R, I and Y
National Municipal Bond Fund	Class A and Y
Ohio Municipal Bond Fund	Class A
International Fund	Classes A, C, I and Y
International Select Fund	Classes A, C, I and Y
Global Equity Fund	Classes A, C and I

Each Fund offers one or more classes of shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. As of October 31, 2012, the Class Y Shares of Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund, Fund for Income and National Municipal Bond Fund had not commenced operations.

The Special Value Fund seeks to provide long-term growth of capital and dividend income. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The International Fund seeks to provide long-term growth of capital. The Small Company Opportunity Fund and the International Select Fund seek to provide capital appreciation. The Global Equity Fund seeks to provide long-term growth and capital appreciation. The Large Cap Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Investment Grade Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Core Bond Index Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown,

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The International

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

Fund, International Select Fund and Global Equity Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the fiscal year ended October 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds' investments as of October 31, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs	Total
Fund Name	Investments in Securities		Other Financial Investments*	Investments in Securities	Investments in Securities	Other Financial Investments*
Stock Index Fund
Common Stocks	$36,895		$—	$—	$36,895	$—
Investment Companies	720	(a)	—	622	1,342	—
Futures Contracts	—		(20)	—	—	(20)
Total	37,615		(20)	622	38,237	(20)
Established Value Fund
Common Stocks	1,222,664		—	—	1,222,664	—
Exchange-Traded Funds	18,777		—	—	18,777	—
Investment Companies	—		—	58,524	58,524	—
Total	1,241,441		—	58,524	1,299,965	—
Special Value Fund
Common Stocks	306,379		—	—	306,379	—
Investment Companies	—		—	4,551	4,551	—
Total	306,379		—	4,551	310,930	—
Small Company Opportunity Fund
Common Stocks	1,107,463		—	—	1,107,463	—
Exchange-Traded Funds	15,707		—	—	15,707	—
Investment Companies	—		—	74,746	74,746	—
Total	1,123,170		—	74,746	1,197,916	—
Large Cap Growth Fund
Common Stocks	141,776		—	—	141,776	—
Investment Companies	—		—	5,489	5,489	—
Total	141,776		—	5,489	147,265	—
Balanced Fund
Collateralized Mortgage Obligations	—		—	178	178	—
Common Stocks	12,910		—	—	12,910	—
Corporate Bonds	—		—	1,544	1,544	—
Investment Companies	—		—	421	421	—
Municipal Bonds	—		—	31	31	—
U.S. Government Agency Securities	—		—	303	303	—
U.S. Government Mortgage Backed Agencies	—		—	1,814	1,814	—
U.S. Treasury Obligations	—		—	2,070	2,070	—
Total	12,910		—	6,361	19,271	—

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs	Total
Fund Name	Investments in Securities		Other Financial Investments*	Investments in Securities	Investments in Securities	Other Financial Investments*
Investment Grade Convertible Fund
Convertible Corporate Bonds	$—		$—	$13,174	$13,174	$—
Convertible Preferred Stocks	2,863		—	1,160 (b)	4,023	—
Investment Companies	—		—	91	91	—
Total	2,863		—	14,425	17,288	—
Core Bond Index Fund
Collateralized Mortgage Obligations	—		—	955	955	—
Corporate Bonds	—		—	8,948	8,948	—
Municipal Bonds	—		—	155	155	—
U.S. Government Agency Securities	—		—	1,688	1,688	—
U.S. Government Mortgage Backed Agencies	—		—	10,268	10,268	—
U.S. Treasury Obligations	—		—	13,292	13,292	—
Investment Companies	—		—	87	87	—
Total	—		—	35,393	35,393	—
Fund for Income
Government National Mortgage Association	—		—	1,162,196	1,162,196	—
U.S. Treasury Obligations	—		—	398,376	398,376	—
Investment Companies	—		—	92	92	—
Total	—		—	1,560,664	1,560,664	—
National Municipal Bond Fund
Municipal Bonds	—		—	138,593	138,593	—
Investment Companies	—		—	10,905	10,905	—
Total	—		—	149,498	149,498	—
Ohio Municipal Bond Fund
Municipal Bonds	—		—	78,924	78,924	—
Investment Companies	—		—	1,060	1,060	—
Total	—		—	79,984	79,984	—
International Fund
Common Stocks	9,332	(c)	—	52,822	62,154	—
Exchange-Traded Funds	730		—		730	—
Cash Equivalents	—		—	1,869	1,869	—
Total	10,062		—	54,691	64,753	—
International Select Fund
Common Stocks	9,462	(d)	—	52,753	62,215	—
Cash Equivalents	—		—	2,563	2,563	—
Total	9,462		—	55,316	64,778	—
Global Equity Fund
Common Stocks	4,054	(e)	—	3,206	7,260	—
Cash Equivalents	—		—	71	71	—
Total	4,054		—	3,277	7,331	—

*  Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and forward foreign exchange contracts, which are valued at the unrealized appreciation / (depreciation) of the investment.

(a)  Consists of the holding: SPDR Trust Series I.

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

(b)  Consists of holdings: Aspen Insurance Holdings Ltd,. Series AHL, and Wells Fargo & Co., Series L, Class A listed under Financials.

(c)  Consists of holdings: Herbalife Ltd. listed under Cayman Islands; Accenture PLC, Class A listed under Ireland; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Brazil, Canada, Mexico and United States.

(d)  Consists of holdings: Herbalife Ltd. listed under Cayman Islands; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Brazil, Canada, Ireland, Mexico and United States.

(e)  Consists of holdings: Herbalife Ltd. listed under Cayman Islands; Accenture PLC, Class A listed under Ireland; Delphi Automotive PLC listed under Jersey; LyondellBasell Industries NV, Class A listed under Netherlands; Avago Technologies Ltd. listed under Singapore; all securities listed under Brazil, Canada, Mexico and United States.

Significant transfers occurred between Levels 1 and 2 on recognition dates of October 31, 2011 and 2012. These are due to infrequently traded securities. Exchange closing price is used when available (Level 1) otherwise an evaluated bid is used (Level 2):

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Investment Grade Convertible Fund
Convertible Preferred Stocks	$859	$503

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. They may invest in various financial instruments, including positions in futures contracts and forward currency contracts, to gain exposure to, or hedge against, changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund in the tables below, and the volume of these open positions relative to each Fund's net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts — The International Fund, International Select Fund and Global Equity Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The International Fund, International Select Fund and Global Equity Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of October 31, 2012, the Funds had no open forward foreign currency contracts.

Futures Contracts — Each Fund, with the exception of the Established Value Fund, Large Cap Growth Fund and Global Equity Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Fair Values of Derivative Instruments on the Funds' Statements of Assets and Liabilities as of October 31, 2012 (in thousands):

Liabilities
Fund	Variation Margin on Futures Contracts*
Equity Risk Exposure:
Stock Index Fund	$(20)

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

The effect of Derivative Instruments on the Funds' Statements of Operations for the year ended October 31, 2012 (in thousands):

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains from Futures Transactions	Net Change in Unrealized Appreciation/Depreciation on Investments and Futures
Equity Risk Exposure:
Stock Index Fund	$241	$(49)

(a)  Rounds to less than $1

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of October 31, 2012, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund and Investment Grade Convertible Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Core Bond Index Fund, Fund for Income, National Municipal Bond Fund and Ohio Municipal Bond Fund. Dividends from net investment income are declared and paid annually for the International Fund, International Select Fund and Global Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

In-Kind Redemptions:

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, each Fund recognizes a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; each Fund recognizes a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from accumulated net realized gains (losses) to paid-in capital. During the fiscal year ended October 31, 2012, the Special Value Fund realized $7,383 of net gain on $42,050 and Investment Grade Convertible Fund realized $814 of net gain on $8,033 of in-kind redemptions, respectively (in thousands).

Other:

Expenses that are directly related to a Fund are charged directly to that fund. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

New Accounting Pronouncements:

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires disclosure of both gross and net information related to offsetting and related arrangements, enabling users of financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements has not yet been determined.

Subsequent Events:

The Funds have evaluated subsequent events and on November 1, 2012, the Dividend Growth Fund commenced operations.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the fiscal year ended October 31, 2012 were as follows (in thousands):

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Stock Index Fund	$1,410	$2,140	$—	$—
Established Value Fund	818,955	441,994	—	—
Special Value Fund	432,673	868,836	—	—
Small Company Opportunity Fund	664,910	389,360	—	—

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Large Cap Growth Fund	$127,906	$161,213	$—	$—
Balanced Fund	12,784	16,566	7,671	8,808
Investment Grade Convertible Fund	10,444	12,950	—	—
Core Bond Index Fund	14,178	5,551	37,194	48,641
Fund for Income	—	16	1,805,658	1,148,782
National Municipal Bond Fund	96,313	103,434	—	—
Ohio Municipal Bond Fund	23,546	30,746	—	—
International Fund	58,265	62,493	—	—
International Select Fund	60,113	65,370	—	—
Global Equity Fund	6,649	6,051	—	—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid decrease at various asset levels as a Fund's assets grow. The investment advisory fees of the Special Value Fund, Large Cap Growth Fund and Investment Grade Convertible Fund are computed at rates ranging from 0.75% to 0.60%; of the Stock Index Fund at rates ranging from 0.25% to 0.15%; of the Established Value Fund at rates ranging from 0.65% to 0.45%; of the Small Company Opportunity Fund at rates ranging from 0.85% to 0.75%; of the Balanced Fund at rates ranging from 0.60% to 0.50%; of the Core Bond Index Fund and Fund for Income at rates ranging from 0.50% to 0.40%; of the National Municipal Bond Fund and Ohio Municipal Bond Fund at rates ranging from 0.55% to 0.45%; and of the International Fund, International Select Fund and Global Equity Fund at rates ranging from 0.80% to 0.70%. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

KeyBank serves as custodian of all the Trust's assets except the assets of the International Fund, International Select Fund and Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian and receives a fee. For its custody services to the Trust, The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.0081% of the Victory Trusts' aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund, plus applicable per transaction fees. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services. Prior to July 1, 2012, this fee was 0.0098%.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate ranging from 0.108% to 0.065% of the aggregate net assets of the Trust and The Victory Variable Insurance Funds (collectively, the "Trusts").

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' transfer agent. Under the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate ranging from 0.02% to 0.005% of the aggregate net assets of the Trusts. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for Stock Index Fund and Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of Fund for Income. The Stock Index Fund does not participate in the Trust's 12b-1 Plan. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R or Class C Shares of the Funds. For the fiscal year ended October 31, 2012, affiliates of the Adviser or the Funds earned $40 thousand.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of each Fund, except for the Stock Index Fund, a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor) may receive a fee of up to 0.15% of the average daily net assets of Class A Shares and up to 0.25% of Class R Shares of the Stock Index Fund. Financial institutions may include affiliates of the Adviser. For the fiscal year ended October 31, 2012, affiliates of the Adviser or the Funds earned $119 thousand.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the fiscal year ended October 31, 2012, the Distributor received $297 thousand from commissions earned on sales of Class A Shares and the transfer agent received $76 thousand from redemptions of Class C Shares of the Funds. A portion of the commissions earned on Class A Shares were reallowed to dealers who sold the Funds' shares, including $1 thousand to affiliates of the Funds.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Plan allows the Adviser, the administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Plan.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Adviser. As of October 31, 2012, the expense limits are as follows:

Fund	Class	Expense Limit
Stock Index Fund	Class A Shares	0.70	%(a)
Stock Index Fund	Class R Shares	0.90	%(a)
Special Value Fund	Class C Shares	2.20	%(c)
Large Cap Growth Fund	Class C Shares	2.10	%(a)
Large Cap Growth Fund	Class R Shares	1.65	%(a)
Large Cap Growth Fund	Class I Shares	0.95	%(a)
Balanced Fund	Class A Shares	1.15	%(a)
Balanced Fund	Class C Shares	1.85	%(c)
Balanced Fund	Class R Shares	1.45	%(a)
Balanced Fund	Class I Shares	0.90	%(a)

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

Fund	Class	Expense Limit
Investment Grade Convertible Fund	Class I Shares	1.00	%(a)
Core Bond Index Fund	Class A Shares	0.65	%(a)
Core Bond Index Fund	Class I Shares	0.30	%(a)
Fund for Income	Class C Shares	1.82	%(c)
National Municipal Bond Fund	Class A Shares	0.97	%(a)
International Fund	Class A Shares	1.40	%(d)
International Fund	Class C Shares	2.15	%(d)
International Fund	Class I Shares	1.15	%(d)
International Fund	Class Y Shares	1.15	%(b)
International Select Fund	Class A Shares	1.40	%(d)
International Select Fund	Class C Shares	2.15	%(d)
International Select Fund	Class I Shares	1.15	%(d)
International Select Fund	Class Y Shares	1.15	%(b)
Global Equity Fund	Class A Shares	1.40	%(e)
Global Equity Fund	Class C Shares	2.15	%(e)
Global Equity Fund	Class I Shares	1.15	%(e)

(a)  In effect until at least February 28, 2013.

(b)  In effect until at least February 28, 2017.

(c)  In effect until at least February 28, 2014.

(d)  In effect until at least August 31, 2017.

(e)  In effect until at least February 28, 2020.

The Funds noted below have entered into an expense limitation agreement with the Adviser, in which these Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. As of October 31, 2012, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
Stock Index Fund	$7,179	2013
Stock Index Fund	36,787	2014
Stock Index Fund	31,908	2015
Special Value Fund	7,139	2015
Large Cap Growth Fund	10,182	2013
Large Cap Growth Fund	11,177	2014
Large Cap Growth Fund	31,102	2015
Balanced Fund	23,544	2013
Balanced Fund	2,247	2014
Investment Grade Convertible Fund	5,482	2013
Investment Grade Convertible Fund	9,780	2014
Investment Grade Convertible Fund	15,046	2015
Core Bond Index Fund	108,145	2013
Core Bond Index Fund	10,279	2014

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
National Municipal Bond Fund	$60,577	2013
National Municipal Bond Fund	88,402	2014
National Municipal Bond Fund	112,955	2015
International Fund	23,785	2013
International Fund	20,344	2014
International Fund	37,245	2015
International Select Fund	23,201	2013
International Select Fund	20,277	2014
International Select Fund	29,876	2015
Global Equity Fund	132,518	2013
Global Equity Fund	76,607	2014
Global Equity Fund	68,323	2015

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the Securities and Exchange Commission (the "SEC") approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The corresponding impact to the total return is disclosed in the Financial Highlights, except for Small Company Opportunity Fund and Large Cap Growth Fund which impacted total return by less than 0.01%.

5.  Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The International Fund, International Select Fund and Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.15% on the committed $50 million for providing the Line of Credit. Prior to June 1, 2012, there was a committed credit line of $150 million with an annual commitment fee of 0.30%. For the fiscal year ended October 31, 2012, KeyCorp earned approximately $293 thousand for the Line of Credit fee. Each fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for each Fund during the fiscal year ended October 31, 2012 were as follows (Average Loan in thousands):

Fund	Average Loan	Average Rate
Stock Index Fund	$215	1.34%
Special Value Fund	2,064	1.74%
Balanced Fund	83	1.76%
Investment Grade Convertible Fund	133	1.64%
National Municipal Bond Fund	406	1.70%
Ohio Municipal Bond Fund	3,141	1.32%

As of October 31, 2012, the Funds had no loans outstanding with KeyCorp.

7.  Federal Income Tax Information:

The tax character of distributions paid during the fiscal year ended October 31, 2012 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Distributions in Excess of Earnings	Total Distributions Paid
Stock Index Fund	$486	$—	$486	$—	$—	$486
Established Value Fund	8,701	22,012	30,713	—	—	30,713
Small Company Opportunity Fund	2,738	3,388	6,126	—	—	6,126

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Distributions in Excess of Earnings	Total Distributions Paid
Large Cap Growth Fund	$—	$2,127	$2,127	$—	$—	$2,127
Balanced Fund	428	446	874	—	—	874
Investment Grade Convertible Fund	699	—	699	—	—	699
Core Bond Index Fund	1,158	—	1,158	—	—	1,158
Fund for Income	62,726	—	62,726	—	—	62,726
National Municipal Bond Fund	1,113	1,584	2,697	2,440	—	5,137
Ohio Municipal Bond Fund	1	835	836	2,077	—	2,913
International Fund	1,396	3,674	5,070	—	—	5,070
International Select Fund	1,228	3,900	5,128	—	—	5,128
Global Equity Fund	57	—	57	—	—	57

The tax character of distributions paid during the fiscal year ended October 31, 2011 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Distributions in Excess of Earnings	Total Distributions Paid
Stock Index Fund	$416	$—	$416	$—	$—	$416
Established Value Fund	28,615	15,121	43,736	—	—	43,736
Special Value Fund	47	—	47	—	733	780
Small Company Opportunity Fund	2,077	—	2,077	—	—	2,077
Balanced Fund	697	—	697	—	—	697
Investment Grade Convertible Fund	856	—	856	—	—	856
Core Bond Index Fund	1,955	—	1,955	—	—	1,955
Fund for Income	40,032	—	40,032	—	—	40,032
National Municipal Bond Fund	1,142	1,292	2,434	3,194	—	5,628
Ohio Municipal Bond Fund	1,135	332	1,467	2,996	—	4,463
International Fund	2,467	2,028	4,495	—	—	4,495
International Select Fund	1,502	2,177	3,679	—	—	3,679
Global Equity Fund	112	—	112	—	—	112

As of October 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Late Year Ordinary Losses**	Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ Deficit
Stock Index Fund	$114	$475	$589	$—	$—	$—	$20,214	$20,803
Established Value Fund	416	33,684	34,100	—	—	—	139,081	173,181
Special Value Fund	—	—	—	—	(166,531)	(336)	5,201	(161,666)

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Late Year Ordinary Losses**	Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ Deficit
Small Company Opportunity Fund	$13,253	$42,178	$55,431	$—	$—	$—	$106,703	$162,134
Large Cap Growth Fund	—	6,736	6,736	—	—	(978)	36,482	42,240
Balanced Fund	6	—	6	(1)	(10,746)	—	1,082	(9,659)
Investment Grade Convertible Fund	44	—	44	—	(5,411)	—	106	(5,261)
Core Bond Index Fund		36	—	36	(3)	(15,198)	1,207	(13,958)
Fund for Income	4,101	—	4,101	(1,632)	(76,564)	—	9,844	(64,251)
International Fund	1,048	491	1,539	—	—	—	9,416	10,956
International Select Fund	937	432	1,369	—	—	—	9,245	10,614
Global Equity Fund	41	56	97	—	—	—	1,052	1,149
	Undistributed Tax-Exempt Income		Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ Deficit
National Muncipal Bond Fund		$83	$1,486	$796	$2,365	$(22)	$8,893	$11,236
Ohio Municipal Bond Fund		85	399	242	726	(22)	6,900	7,604

*  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

**  Under the current tax law, net investment losses realized after December 31 of a Fund's fiscal year may be deferred and treated as occuring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses are as follows:

As of the end of their tax year ended October 31, 2012, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expiration Year
	2013	2014	2015	2016	2017	2018	2019	Total
Special Value Fund	$—	$—	$—	$—	$166,528	$—	$—	$166,528
Investment Grade Convertible Fund	—	—	—	2,119	3,292	—	—	5,411
Core Bond Index Fund	—	—	—	—	—	—	6,776	6,776
Fund for Income	7,637	6,110	9,829	3,917	3,074	3,563	10,878	45,008

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

	Expiration Year
	2013	2014	2015	2016	2017	2018	2019	Total
Balanced Fund	$—	$—	$—	$—	$10,746	$—	$—	$10,746
Core Bond Index Fund	—	4,154	—	949	—	—	3,319	8,422

Notes to Financial Statements — continued

The Victory Portfolios  October 31, 2012

During the year ended October 31, 2012, the Special Value Fund, Balanced Fund, Investment Grade Convertible Fund, Core Bond Fund, Fund for Income and Global Equity Fund utilized $88,319, $1,081, $1,100, $505, $14,071and $116, respectively, (in thousands) of capital loss carryforwards.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Fund for Income	$23,793	$7,763	$31,556

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of October 31, 2012 were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Stock Index Fund	$18,023	$22,661	$(2,446)	$20,215
Established Value	1,160,884	163,868	(24,787)	139,081
Special Value Fund	305,730	20,215	(15,014)	5,201
Small Company Opportunity	1,091,214	138,453	(31,750)	106,703
Large Cap Growth Fund	110,784	40,067	(3,586)	36,481
Balanced Fund	18,188	1,512	(430)	1,082
Investment Grade Convertible Fund	17,182	1,131	(1,026)	106
Core Bond Index Fund	34,186	1,496	(289)	1,207
Fund for Income	1,550,820	27,216	(17,373)	9,843
National Municipal Bond Fund	140,604	8,895	(2)	8,893
Ohio Municipal Bond Fund	73,084	6,900	—	6,900
International Fund	55,298	10,378	(924)	9,454
International Select Fund	55,501	10,076	(799)	9,277
Global Equity Fund	6,277	1,122	(67)	1,055

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
the Victory Portfolios:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Victory Portfolios, constituting the Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund, Balanced Fund, Investment Grade Convertible Fund, Core Bond Index Fund, Fund for Income, National Municipal Bond Fund, Ohio Municipal Bond Fund, International Fund, International Select Fund, and Global Equity Fund (the "Funds"), as of October 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years or periods then ended and the financial highlights for each of the four years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for the period ended October 31, 2008 was audited by another registered public accounting firm whose report dated December 22, 2008 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Victory Portfolios as of October 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years or periods then ended, and the financial highlights for each of the four years or periods then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
December 21, 2012

  Supplemental Information

The Victory Portfolios  October 31, 2012

(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 15 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 61	Trustee	May 2005	Consultant (since 2006).	FBR Funds (since 2011).
Nigel D. T. Andrews, 65	Vice Chair and Trustee	August 2002	Retired.	Chemtura Corporation (2000-2010); Old Mutual plc (2002-2010); Old Mutual US Asset Management (since 2002).
Teresa C. Barger, 57[1]	Trustee	December 2008	Chief Executive Officer, Cartica Capital LLC (since 2007)	None.
E. Lee Beard, 61	Trustee	May 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005).	Penn Millers Holding Corporation (January 2011-November 2011).
Sally M. Dungan, 58	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.

  Supplemental Information — continued

The Victory Portfolios  October 31, 2012

(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
David L. Meyer, 55	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.
Karen F. Shepherd, 72	Trustee	August 2002	Retired; Shepherd Investments (private investments) (since 1996).	None.
Leigh A. Wilson, 68	Chair and Trustee	November 1994

Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens) and New Century Living (senior housing consulting) (since 1991); Director, The Mutual Fund Directors Forum (since 2004).

Director, Caledonia Mining Corporation (since 2012); Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).
Interested Trustee.
David C. Brown, 40	Trustee	May 2008	Co-Chief Executive Officer (since 2011), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser.	None.

1 Effective January 1, 2013, Ms. Barger has resigned from the Board of Trustees.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Messrs. Andrews and Meyer as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

  Supplemental Information — continued

The Victory Portfolios  October 31, 2012

(Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 38	President	May 2008	Senior Managing Director (since 2010) and Managing Director (2005-2010), the Adviser.
Derrick A. MacDonald, 42	Vice President	August 2010	Director of Investment Operations & Technology, the Adviser (since 2008); Global Business Director, Avery Dennison (2004-2008).
Christopher K. Dyer, 50	Secretary	February 2006	Director of Fund Administration, the Adviser.
Jay G. Baris, 58	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).
Christopher E. Sabato, 44	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.
Eric B. Phipps, 41	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006).
Edward J. Veilleux, 69	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

  Supplemental Information — continued

The Victory Portfolios  October 31, 2012

(Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.vcm.com and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.vcm.com and on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 through October 31, 2012.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period* 5/1/12-10/31/12	Expense Ratio During Period** 5/1/12-10/31/12
Stock Index Fund
Class A Shares	$1,000.00	$1,019.50	$3.30	0.65%
Class R Shares	1,000.00	1,018.00	4.57	0.90%
Established Value Fund
Class A Shares	1,000.00	979.00	5.32	1.07%
Class R Shares	1,000.00	978.40	6.17	1.24%
Class I Shares	1,000.00	981.20	3.39	0.68%
Special Value Fund
Class A Shares	1,000.00	948.10	6.27	1.28%
Class C Shares	1,000.00	943.80	10.60	2.17%
Class R Shares	1,000.00	946.50	7.83	1.60%
Class I Shares	1,000.00	949.00	4.85	0.99%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

  Supplemental Information — continued

The Victory Portfolios  October 31, 2012

(Unaudited)

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period* 5/1/12-10/31/12	Expense Ratio During Period** 5/1/12-10/31/12
Small Company Opportunity Fund
Class A Shares	$1,000.00	$977.90	$6.96	1.40%
Class R Shares	1,000.00	977.10	8.10	1.63%
Class I Shares	1,000.00	979.80	5.08	1.02%
Large Cap Growth Fund
Class A Shares	1,000.00	939.90	6.44	1.32%
Class C Shares	1,000.00	936.40	10.12	2.08%
Class R Shares	1,000.00	937.70	8.04	1.65%
Class I Shares	1,000.00	941.30	4.64	0.95%
Balanced Fund
Class A Shares	1,000.00	1,018.70	5.68	1.12%
Class C Shares	1,000.00	1,015.10	9.37	1.85%
Class R Shares	1,000.00	1,017.20	7.35	1.45%
Class I Shares	1,000.00	1,019.80	4.57	0.90%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,009.30	7.17	1.42%
Class I Shares	1,000.00	1,011.20	5.06	1.00%
Core Bond Index Fund
Class A Shares	1,000.00	1,025.20	3.31	0.65%
Class I Shares	1,000.00	1,025.90	1.53	0.30%
Fund for Income
Class A Shares	1,000.00	1,011.40	4.80	0.95%
Class C Shares	1,000.00	1,007.80	8.58	1.70%
Class R Shares	1,000.00	1,011.30	5.01	0.99%
Class I Shares	1,000.00	1,012.90	3.29	0.65%
National Municipal Bond Fund
Class A Shares	1,000.00	1,018.80	4.92	0.97%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,017.30	5.58	1.10%
International Fund
Class A Shares	1,000.00	1,006.80	7.06	1.40%
Class C Shares	1,000.00	1,003.80	10.83	2.15%
Class I Shares	1,000.00	1,008.20	5.65	1.12%
Class Y Shares	1,000.00	1,008.30	5.81	1.15%
International Select Fund
Class A Shares	1,000.00	1,010.10	7.07	1.40%
Class C Shares	1,000.00	1,007.10	10.85	2.15%
Class I Shares	1,000.00	1,011.50	5.41	1.07%
Class Y Shares	1,000.00	1,011.60	5.81	1.15%
Global Equity Fund
Class A Shares	1,000.00	991.70	7.01	1.40%
Class C Shares	1,000.00	988.30	10.75	2.15%
Class I Shares	1,000.00	992.50	5.76	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

  Supplemental Information — continued

The Victory Portfolios  October 31, 2012

(Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period* 5/1/12-10/31/12	Expense Ratio During Period** 5/1/12-10/31/12
Stock Index Fund
Class A Shares	$1,000.00	$1,021.87	$3.30	0.65%
Class R Shares	1,000.00	1,020.61	4.57	0.90%
Established Value Fund
Class A Shares	1,000.00	1,019.76	5.43	1.07%
Class R Shares	1,000.00	1,018.90	6.29	1.24%
Class I Shares	1,000.00	1,021.72	3.46	0.68%
Special Value Fund
Class A Shares	1,000.00	1,018.70	6.50	1.28%
Class C Shares	1,000.00	1,014.23	10.99	2.17%
Class R Shares	1,000.00	1,017.09	8.11	1.60%
Class I Shares	1,000.00	1,020.16	5.03	0.99%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,018.10	7.10	1.40%
Class R Shares	1,000.00	1,016.94	8.26	1.63%
Class I Shares	1,000.00	1,020.01	5.18	1.02%
Large Cap Growth Fund
Class A Shares	1,000.00	1,018.50	6.70	1.32%
Class C Shares	1,000.00	1,014.68	10.53	2.08%
Class R Shares	1,000.00	1,016.84	8.36	1.65%
Class I Shares	1,000.00	1,020.36	4.82	0.95%
Balanced Fund
Class A Shares	1,000.00	1,019.51	5.69	1.12%
Class C Shares	1,000.00	1,015.84	9.37	1.85%
Class R Shares	1,000.00	1,017.85	7.35	1.45%
Class I Shares	1,000.00	1,020.61	4.57	0.90%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,018.00	7.20	1.42%
Class I Shares	1,000.00	1,020.11	5.08	1.00%
Core Bond Index Fund
Class A Shares	1,000.00	1,021.87	3.30	0.65%
Class I Shares	1,000.00	1,023.63	1.53	0.30%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

204

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The Victory Portfolios  October 31, 2012

(Unaudited)

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period* 5/1/12-10/31/12	Expense Ratio During Period** 5/1/12-10/31/12
Fund for Income
Class A Shares	$1,000.00	$1,020.36	$4.82	0.95%
Class C Shares	1,000.00	1,016.59	8.62	1.70%
Class R Shares	1,000.00	1,020.16	5.03	0.99%
Class I Shares	1,000.00	1,021.87	3.30	0.65%
National Municipal Bond Fund
Class A Shares	1,000.00	1,020.26	4.93	0.97%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.61	5.58	1.10%
International Fund
Class A Shares	1,000.00	1,018.10	7.10	1.40%
Class C Shares	1,000.00	1,014.33	10.89	2.15%
Class I Shares	1,000.00	1,019.51	5.69	1.12%
Class Y Shares	1,000.00	1,019.36	5.84	1.15%
International Select Fund
Class A Shares	1,000.00	1,018.10	7.10	1.40%
Class C Shares	1,000.00	1,014.33	10.89	2.15%
Class I Shares	1,000.00	1,019.76	5.43	1.07%
Class Y Shares	1,000.00	1,019.36	5.84	1.15%
Global Equity Fund
Class A Shares	1,000.00	1,018.10	7.10	1.40%
Class C Shares	1,000.00	1,014.33	10.89	2.15%
Class I Shares	1,000.00	1,019.36	5.84	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

205

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The Victory Portfolios  October 31, 2012

(Unaudited)

Additional Federal Income Tax Information

For the year ended October 31, 2012, the Funds qualified dividend income for the purposes or reduced individual federal tax rates of:

Amount
Stock Index Fund	100%
Established Value Fund	100%
Small Company Opportunity Fund	85%
Balanced Fund	86%
Investment Grade Convertible Fund	42%
International Fund	100%
International Select Fund	100%
Global Equity Fund	100%

Dividends qualifying for corporate dividends received deduction of:

Amount
Stock Index Fund	100%
Established Value Fund	100%
Small Company Opportunity Fund	85%
Balanced Fund	82%
Investment Grade Convertible Fund	34%
International Fund	5%
International Select Fund	9%
Global Equity Fund	77%

For the year ended October 31, 2012, the following Fund designated tax-exempt income distributions (in thousands):

Amount
National Municipal Bond Fund	$2,440
Ohio Municipal Bond Fund	2,077

For the year ended October 31, 2012, the following Funds designated short-term capital gain distributions (in thousands):

Amount
Established Value Fund	$1,426
Small Company Opportunity Fund	669
Balanced Fund	193
National Municipal Bond Fund	1,113

For the year ended October 31, 2012, the following Funds designated long-term capital gain distributions (in thousands):

Amount
Established Value Fund	$22,013
Small Company Opportunity Fund	3,388
Large Cap Growth Fund	2,127
Balanced Fund	446
National Municipal Bond Fund	1,584
Ohio Municipal Bond Fund	834
International Fund	3,674
International Select Fund	3,900

206

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(Unaudited)

For the year ended October 31, 2012 for non-resident alien shareholders, the following percentage of income dividends are interest-related dividends:

Amount
Balanced Fund	47%
Investment Grade Convertible Fund	56%
Core Bond Fund	98%
Fund for Income	100%

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on October 31, 2012 were as follows:

	Foreign Source Income	Foreign Tax Expense
International Fund	0.46	0.04
International Select Fund	0.43	0.03
Global Equity Fund	0.20	0.02

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Victory Funds Privacy Policy

Protecting the Privacy of Information

The Victory Portfolios respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Victory Portfolios do not share information with other companies for purposes of marketing solicitations for products other than the Victory Portfolios. Therefore, the Victory Portfolios do not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-ANN (10/12)

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are David Meyer, Nigel Andrews and John Kelly, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2012	2011
(a) Audit Fees (1)	$258,475	$373,840
(b) Audit-Related Fees (2)	0	0
(c) Tax Fees (3)	118,600	117,929
(d) All Other Fees (4)	0	0

(1)         Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit fees billed were for professional services provided by Ernst & Young LLP for audit compliance, audit advice and audit planning.

(2)         Represents the fee for assurance and related services by Ernst & Young LLP reasonably related to the performance of the audit of the Registrant’s financial statements that was not reported under (a) of this item.

(3)         Represents the aggregate tax fee billed for professional services rendered by Ernst & Young LLP for tax compliance, tax advice, international tax fee transactions and tax planning. Such tax services included the review of income and excise tax returns for the Registrant.

(4)         For fiscal years ended October 31, 2012 and October 31, 2011, there were no fees billed for professional services rendered by Ernst & Young LLP to the Registrant, other than the services reported in (a) through (c) of this item.

Tax fees for 2012 and 2011 are for recurring tax fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(e)(1)The Registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged with these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c) (7) (I) (C).

(f)  Not applicable

(g)

2012	$198,455
2011	$183,694

2012 fees break down is as follows: $118,600 for the Trust; $9,030 for the Victory Institutional and Victory Variable Insurance Trusts; $15,000 for Victory Capital Series; $51,325 for other Key tax fees and $4,500 in Indian tax fees.

(h) The Registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the Registrant’s investment advisor (and the advisor’s relevant affiliates), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)           Not applicable.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	December 21, 2012

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	December 21, 2012